----------------------
 THE
HARTFORD
  [GRAPHIC OF STAG]
----------------------

                         1999
                         ANNUAL REPORT

                         - Manager Discussions

                         - Financials



                       [GRAPHIC OF STAG]

--------------------------------------------------------------------------------
THE HARTFORD
    SMALL COMPANY FUND
--------------------------------------------------------------------------------

Portfolio Manager

[Steve Angeli photo]
Vice President
Wellington Management Company, LLP

Q. How Did The Fund Perform?

The Hartford Small Company Fund returned 35.9% in the fourth quarter bringing the return for the 1-Year period ending December 31, 1999 to 65.7% versus a return of 33.4% for the Lipper Small Cap MF Average over the same period.

Q. Why Did The Fund Perform This Way?

Led by the fastest growth companies, the Russell 2000 Index outperformed the S&P 500 during the year. In fact, 1999 marks the first time in five years that small cap stocks have outperformed large cap stocks. For the one-year period ended December 31, 1999, the Russell 2000 Index advanced 21.3% while the S&P 500 increased 21.0%. This type of relative outperformance was long overdue and makes sense as the valuations for small cap stocks are very attractive and the earnings prospects remain strong. During the year, relative returns were positively impacted by strong stock selection within the technology and healthcare sectors.

Q. What Is Your Outlook For 2000?

Supported by powerful consumer spending trends, the US economy should post relatively strong growth in 2000. Labor markets will be tight, but inflation will remain benign due to above-average productivity and moderating oil prices. In an environment of solid economic growth and stable inflation, smaller companies should outperform due to their strong earnings prospects and higher growth potential. However, substantially higher rates could lead to multiple compression, as valuations of small company stocks are sensitive to changes in interest rates. While Technology is unlikely to lead the market after last year's stellar performance, we remain very bullish on the sector's long-term prospects.


Performance Overview
7/22/96 - 12/31/99
Growth of a $10,000 investment in Class A which includes Sales Charge

                   [LINE CHART]

SMALL COMPANY FUND                RUSSELL 2000

     9,450 starting value             10,000 starting value
    10,915                            10,934
    10,783                            10,503
    10,057                            10,909
    11,866                            12,677
    13,824                            14,564
    12,862                            14,076
    14,343                            15,490
    14,027                            14,767
    11,112                            11,792
    14,027                            13,715
    14,465                            12,971
    17,250                            14,988
    17,324                            14,041
    24,907                            16,630

    RETURNS (Inception 7/22/96)

                      Non Sales Charge Adjusted           Sales Charge Adjusted
                      -------------------------           ---------------------
                                    ANNUALIZED                       ANNUALIZED
                    1 YEAR(1)  SINCE INCEPT.(1)      1 YEAR(2)  SINCE INCEPT.(2)
    Small Co "A"     65.66%             30.34%         56.55%             28.22%
    Small Co "B"     64.46%             29.46%         59.46%             29.00%
    Small Co "C"*    64.58%             29.52%         61.93%             29.14%
    Russell 2000     21.25%             15.91%

The chart represents a hypothetical investment in the Small Company Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

* Class C shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.

A $10,000 investment in the fund's class B shares at the Fund's inception on 7/22/96 would have been valued at $24,335 on 12/31/99 ($23,605 with a redemption at the end of the period.)

A $10,000 investment in the fund's class C shares at the Fund's inception on 7/22/96 would have been valued at $24,371 on 12/31/99 (with a redemption at the end of the period the value would remain the same because the CDSC period has expired.)

--------------------------------------------------------------------------------
THE HARTFORD
    CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

Portfolio Manager

[Saul J. Pannell photo]
Saul J. Pannell, CFA
Senior Vice President and Partner
Wellington Management Company, LLP


Q. How Did The Fund Perform?

For the 1-year period ended December 31,1999, The Hartford Capital Appreciation Fund outpaced the Lipper Capital Appreciation MF Average, 66.7% versus 41.1%, respectively.

Q. Why Did The Fund Perform This Way?

The market continued to broaden, particularly relative to market capitalization. Smaller companies' relative price-to-earnings ratios remain below the overall market's, while relative growth prospects are probably better. The historic disparity in both relative performance and valuations should lead to a further broadening of the market. World economic growth appears stronger than it has been for some time. The leverage in the cyclical sectors of the economy should be substantial, and we suspect that existing earnings estimates for these stocks will have to be revised upward as the year progresses. The technology sector was the star performer for the year as Internet mania infected all sectors of the market. The Fund's performance was again helped by a diverse group of companies, most of these were in the information technology sector.

Q. What Is Your Outlook For 2000?

Higher interest rates and obvious speculation have increased the overall level of market risk. Flows into equity funds, however, have remained strong, so the current uptrend may continue for a while longer. Our overall strategy for the Fund remains dual faceted: an emphasis on smaller companies with dynamic earnings growth prospects, and an opportunistic trading approach to larger-cap stocks where we typically see a catalyst for outperformance. This approach, if executed well, should provide positive absolute and relative results over a reasonable time frame.


Performance Overview

7/22/96 -12/31/99
Growth of a $10,000 investment in Class A which includes Sales Charge

                  [LINE CHART]

SMALL COMPANY FUND                RUSSELL 2000

     9,450 starting value             10,000 starting value
    11,302                            10,897
    13,017                            11,805
    13,368                            12,122
    17,633                            14,236
    21,534                            15,301
    20,189                            15,741
    22,309                            17,935
    21,265                            18,529
    16,600                            16,689
    20,847                            20,240
    22,858                            21,248
    26,492                            22,745
    25,409                            21,324
    36,791                            24,495

    RETURNS (Inception 7/22/96)

                      Non Sales Charge Adjusted           Sales Charge Adjusted
                      -------------------------           ---------------------
                                     ANNUALIZED                      ANNUALIZED
                   1 YEAR(1)   SINCE INCEPT.(1)    1 YEAR(2)    SINCE INCEPT.(2)
    Cap Ap "A"       66.76%              45.97%       57.59%              43.60%
    Cap Ap "B"       65.58%              44.99%       60.58%              44.64%
    Cap Ap "C"*      65.44%              44.98%       62.79%              44.56%
    S&P 500          21.04%              29.71%

The chart represents a hypothetical investment in the Capital Appreciation Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

*Class C shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.

A $10,000 investment in the fund's class B shares at the Fund's inception on 7/22/96 would have been valued at $35.942 on 12/31/99 ($34,864 with a redemption at the end of the period.)

A $10,000 investment in the fund's class C shares at the Fund's inception on 7/22/96 would have been valued at $35,936 on 12/31/99 (with a redemption at the end of the period the value would remain the same because the CDSC period has expired.)

--------------------------------------------------------------------------------
THE HARTFORD
    MIDCAP FUND
--------------------------------------------------------------------------------


Portfolio Manager


[Phillip H. Perelmuter photo]

Phillip H. Perelmuter
Senior Vice President and Partner
Wellington Management Company, LLP


Q. How Did The Fund Perform?

The Hartford MidCap Fund returned 50.2% for the 12-month period ending December 31, 1999 versus the Lipper Mid Cap Core Average return of 38.3% over the same time period. Since inception, the Fund has returned 35.9% versus a return of 28.9% for its Lipper peer group.

Q. Why Did The Fund Perform This Way?

In 1999, mid-cap stocks outperformed large cap stocks by just under 2%. Historically, mid-cap stocks have outperformed large cap stocks during times of accelerating economic growth. Within the mid-cap universe, the best performing sectors were technology and biotechnology. The Fund's performance benefited from good participation in the better performing sectors such as technology and from an underweight position in poorer performing sectors such as finance.

Q. What Is Your Outlook For 2000?

We believe the outlook for the types of mid-cap companies we seek is positive. These high quality, market-leading companies should fare relatively well during a period of economic growth. The relative valuations of the stocks are near 10-year lows. The Fund should continue to fare well given our commitment and focus on maintaining the investment strategies used thus far.



Performance Overview

12/30/97 - 12/31/99
Growth of a $10,000 investment in Class A which includes Sales Charge

              [LINE CHART]

  MIDCAP FUND                S&P 400

     9,450 starting value     10,000 starting value
     9,441                    10,074
    10,443                    11,184
    10,849                    10,945
     9,111                     9,361
    11,625                    12,000
    12,344                    11,235
    14,361                    12,824
    13,454                    11,748
    18,471                    13,767

    RETURNS (Inception 12/30/97)

                    Non Sales Charge Adjusted          Sales Charge Adjusted
                    -------------------------          ---------------------
                                   ANNUALIZED                     ANNUALIZED
                 1 YEAR(1)   SINCE INCEPT.(1)   1 YEAR(2)   SINCE INCEPT.(2)
    MidCap "A"      50.17%             35.85%      41.91%             32.07%
    MidCap "B"      49.10%             34.93%      44.10%             33.81%
    MidCap "C"*     49.22%             34.97%      46.73%             34.29%
    S&P 400         14.73%             17.31%

The chart represents a hypothetical investment in the MidCap Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

*Class C shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.

A $10,000 investment in the fund's class B shares at the Fund's inception on 12/30/97 would have been valued at $18.220 on 12/31/99 ($17,673 with a redemption at the end of the period.)

A $10,000 investment in the fund's class C shares at the Fund's inception on 12/30/97 would have been valued at $18.232 on 12/31/99 (with a redemption at the end of the period the value would remain the same because the CDSC period has expired.)

--------------------------------------------------------------------------------
THE HARTFORD
    INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------


Portfolio Manager

[Trond Skramstad photo]

Trond Skramstad
Senior Vice President and Partner
Wellington Management Company, LLP


Q. How Did The Fund Perform?

In the fourth quarter, the Hartford International Opportunities Fund returned 22.3% bringing the return for the 1-Year period ending December 31, 1999 to 39.1% versus a return of 40.8% for the Lipper International MF Average over the same time period.

Q. Why Did The Fund Perform This Way?

Global equities delivered extraordinary performance during the year, despite rising interest rates. The MSCI EAFE Index led the way with strong European returns. Within Europe, Finland rose a phenomenal 153.3%, while Germany was up a more modest though still strong 20.5%. The UK rose 12.4% for the year. Elsewhere, Japan was up 61.8% on strength in technology and telecom issues. Emerging markets also advanced, led by the Pacific Rim. We continue to favor countries within the Euro area and increased our exposure to these countries over the course of the year. Most of the Euro area countries stand to benefit from economic growth that we expect will surprise on the upside. In Japan, we trimmed our position due to the lack of any recent initiatives by the government to further accelerate the process of change of the economy.

We added selectively to our emerging markets exposure, as these markets should continue to perform well in an environment of improving global growth.

Q. What Is Your Outlook For 2000?

We will continue to focus on areas that have demonstrated growth or growth acceleration. Continental Europe remains the Fund's largest regional exposure, within which we continue to favor France and Germany. While we continue to like the longer-term outlook for continental Europe, for both cyclical and secular reasons, we believe that emerging markets will benefit the most from an economic upturn and have increased our exposure to selected markets in this area. In addition to favoring the faster growing economies of the world, we also favor some of the faster growing sectors such as information technology, telecommunications, and the internet, which are experiencing strong secular growth trends around the globe. In Japan, we have adopted a cautious stance as we await further evidence of corporate restructuring and continued economic recovery.

Performance Overview

7/22/96 - 12/31/99
Growth of a $10,000 investment in Class A which includes Sales Charge

               [LINE CHART]

INTERNATIONAL OPPORTUNITIES          EAFE GDP

          9,450 starting value        10,000 starting value
          9,658                       10,334
         10,220                       10,582
         10,172                       10,655
         11,162                       11,848
         11,276                       11,961
         10,305                       11,191
         11,620                       13,129
         11,951                       13,642
         10,022                       11,663
         11,595                       14,182
         12,287                       14,474
         12,781                       14,983
         13,191                       15,806
         17,073                       18,580


    RETURNS (Inception 7/22/96)

                     Non Sales Charge Adjusted         Sales Charge Adjusted
                     -------------------------         ---------------------
                                    ANNUALIZED                    ANNUALIZED
                    1 YEAR(1) SINCE INCEPT.(1)  1 YEAR(2)   SINCE INCEPT.(2)
    Int'l Opp "A"      39.13%           16.80%     31.48%             14.90%
    Int'l Opp "B"      38.11%           16.01%     33.11%             15.40%
    Int'l Opp "C"*     37.98%           16.00%     35.60%             15.66%
    EAFE GDP**         31.01%           19.71%

The chart represents a hypothetical investment in the International Opportunities Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

*Class C shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.

A $10,000 investment in the fund's class B shares at the Fund's inception on 7/22/96 would have been valued at $16,678 on 12/31/99 ($16,178 with a redemption at the end of the period.)

A $10,000 investment in the fund's class C shares at the Fund's inception on 7/22/96 would have been valued at $16,670 on 12/31/99 (with a redemption at the end of the period the value would remain the same because the CDSC period has expired.)

** The Morgan Stanley Europe Australia Far East GDP - Net index

--------------------------------------------------------------------------------
THE HARTFORD
    GLOBAL LEADERS FUND
--------------------------------------------------------------------------------


Portfolio Managers

[Rand L. Alexander photo]

Rand L. Alexander, CFA
Senior Vice President and Partner
Wellington Management Company, LLP


[Andrew S. Offit photo]

Andrew S. Offit
Vice President
Wellington Management Company, LLP



Q. How Did The Fund Perform?

The Hartford Global Leaders Fund returned 47.7% for the 12-month period ending December 31, 1999 versus 36.1% for the Lipper Global Average over the same time period. Since inception, the Fund has returned 68.7% versus a return of 23.9% for its Lipper peer group.

Q. Why Did The Fund Perform This Way?

December 31st marked one of the most dramatic stock markets we have seen in some time. Around the globe, all forces were in sync to help produce stellar returns in the equity market. There were two important keys to the Fund's performance: sector allocation (most of the Fund's assets were in the better performing sectors) and stock selection (we added to the sector returns in all categories). The Fund remained focused on its themes and sector strategies, and continued to emphasize growth in both sectors and individual companies.

Q. What Is Your Outlook For 2000?

The market environment continues to be challenging to global investors. The only cautionary winds are interest rate increases around the world, a trend that we will closely monitor in the coming months. We have conviction in our company research and are committed to our sector strategy and will continue to seek to invest in the best companies in the world. We believe that as long as we continue to maintain this strategy, the Fund can continue to outperform its peers.



Performance Overview

9/30/98 - 12/31/99
Growth of a $10,000 Investment in Class A which includes Sales Charge

                       [LINE CHART]

   GLOBAL LEADERS FUND               MSCI WORLD

          9,450 starting value        10,000 starting value
         12,320                       12,111
         13,176                       12,544
         13,878                       13,143
         13,800                       12,949
         19,252                       15,132

    RETURNS (Inception 9/30/98)

                         Non Sales Charge Adjusted        Sales Charge Adjusted
                         -------------------------        ---------------------
                                        ANNUALIZED                   ANNUALIZED
                        1 YEAR(1)  SINCE INCEPT.(1)  1 YEAR(2)  SINCE INCEPT.(2)
    Global Leaders "A"     47.68%            68.74%     39.56%            61.28%
    Global Leaders "B"     46.64%            67.59%     41.64%            64.78%
    Global Leaders "C"*    46.64%            67.59%     44.17%            65.54%
    MSCI World**           24.95%           417.34%

The chart represents a hypothetical investment in the Global Leaders Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

A $10,000 investment in the fund's class B shares at the Fund's inception on 9/30/98 would have been valued at $19,088 on 12/31/99 ($18,324 with a redemption at the end of the period.)

A $10,000 investment in the fund's class C shares at the Fund's inception on 9/30/98 would have been valued at $19,088 on 12/31/99 (with a redemption at the end of the period the value would remain the same because the CDSC period has expired.)

** The Morgan Stanley World Index

--------------------------------------------------------------------------------
THE HARTFORD
    STOCK FUND
--------------------------------------------------------------------------------


Portfolio Manager


[Rand L. Alexander photo]

Rand L. Alexander, CFA
Senior Vice President and Partner
Wellington Management Company, LLP


Q. How Did The Fund Perform?

The Hartford Stock Fund returned 22.3% for the 12-month period ending December 31, 1999. The Fund's return exceeded that of the S&P 500 Index, 21.0%, and matched the Lipper Large-Cap Core Average, 22.3%. Since inception, the Fund has returned 29.7% relative to its Lipper peer group average of 22.4% over the same time period.

Q. Why Did The Fund Perform This Way?

In 1999, large capitalization growth stocks performed well, as did small and mid-cap growth stocks. Initial public offerings soared to record levels and takeovers reached new heights. Additionally, the Federal Reserve raised interest rates three times in an effort to slow down the pace of the US economy. Somewhat hidden within this euphoria was the fact that once again, only about 30% of the stocks in the S&P 500 outperformed the index. Strong sectors included: electronics, communications equipment, metals and minerals, computer software, oil service and media. The Fund's performance benefited from overweight positions in semiconductors, communications equipment, computer software, oil and service and media and underweight positions in banks and food and beverages. In general, we added value versus the index through both accurate sector weightings and above average stock selection.

Q. What Is Your Outlook For 2000?

The US economy continues to roll along. Unemployment is at record lows, the Federal budget is in surplus and the political arena seems benign. The major economic regions of the World seem to be recovering from the stagnant period of the last few years. Rising world interest rates could put a damper on further multiple expansion in many of the market's favorite growth names. Given the economic outlook and high valuation levels of growth companies, we believe that a shift to more cyclically oriented stocks at the margin makes sense. We continue to remain cautiously optimistic about the equity market.



Performance Overview

7/22/96 - 12/31/99
Growth of a $10,000 investment in Class A which includes Sales Charge

    Stock Fund          S&P 5000
     $ 9,450             $10,000
     $10,178             $10,897
     $10,915             $11,805
     $11,313             $12,122
     $13,267             $14,236
     $14,055             $15,301
     $14,387             $15,741
     $16,522             $17,935
     $17,500             $18,529
     $15,706             $16,689
     $18,895             $20,240
     $20,074             $21,248
     $21,694             $22,745
     $20,187             $21,324
     $24,452             $24,495

    RETURNS (Inception 7/22/96)


                  Non Sales Charge Adjusted             Sales Charge Adjusted
                  -------------------------             ---------------------
                                 ANNUALIZED                        ANNUALIZED
                 1 YEAR(1)  SINCE INCEPT.(1)    1 YEAR(2)    SINCE INCEPT.(2)
    Stock "A"       22.31%            29.65%       15.58%              27.53%
    Stock "B"       21.46%            28.74%       16.46%              28.27%
    Stock "C"*      21.40%            28.70%       19.19%              28.33%
    S&P 500         21.04%            29.71%


The chart represents a hypothetical investment in the Stock Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

*Class C shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.

A $10,000 investment in the fund's class B shares at the Fund's inception on 7/22/96 would have been valued at $23,868 on 12/31/99 ($23,153 with a redemption at the end of the period.)

A $10,000 investment in the fund's class C shares at the Fund's inception on 7/22/96 would have been valued at $23,846 on 12/31/99 (with a redemption at the end of the period the value would remain the same because the CDSC period has expired.)

--------------------------------------------------------------------------------
THE HARTFORD
    GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


Portfolio Manager


[James A. Rullo photo]

James A. Rullo, CFA
Senior Vice President and Partner
Wellington Management Company, LLP


Q. How Did The Fund Perform?

Over the past year, The Hartford Growth and Income Fund has returned 20.8%, well ahead of the 13.8% return of the Lipper Growth and Income MF Average.

Q. Why Did The Fund Perform This Way?

Equity markets were very strong around the globe. In the US, the S&P 500 was up 21% and small cap stocks rallied over 21%. As expected, the Federal Reserve raised rates for a third time during the year, but the market was unfazed. Y2K concerns proved to be a non-event, as corporations seemed to be extraordinarily well prepared. The Fed was on hand with extra liquidity if needed, and this may have played a role in the year-end rally. Once again, technology issues carried the year. Some of the strongest performing sectors during the year were communications equipment and software. Our stocks in the technology sector-Cisco and Motorola contributed to the strong performance of the Fund. Large cap drug stocks languished towards the end of the year, but the smaller stocks that we owned in their place did very well. For example, Immunex reported that sales of their arthritis drug was gaining popularity and sales rose faster than expected, and Genentech responded positively to the news that majority owner Roche would be offering more of their shares through a secondary offering.

Q. What Is Your Outlook For 2000?

We expect further Fed tightening and foresee interest rate pressures. However, it appears that the market still favors technology issues. We will continue to maintain our position in this sector, but will try to buy some less expensive hardware makers as we begin the next quarter. We continue to have faith in the higher yielding sectors like utilities and energy and will maintain our weighting in these sectors. The consumer stock sector is beginning to look more attractive and we will look to increase our weighting in this area as opportunities present themselves.

Performance Overview

4/30/98 - 12/31/99
Growth of a $10,000 investment in Class A which includes Sales Charge

                  [LINE CHART]

 GROWTH AND INCOME FUND               S&P 500

          9,450 starting value        10,000 starting value
          9,591                       10,227
          8,829                        9,211
         10,847                       11,171
         11,311                       11,727
         12,145                       12,554
         11,369                       11,770
         13,866                       13,520

    RETURNS (Inception 4/30/98)

                       Non Sales Charge Adjusted         Sales Charge Adjusted
                       -------------------------         ---------------------
                                      ANNUALIZED                    ANNUALIZED
                     1 YEAR(1)  SINCE INCEPT.(1)   1 YEAR(2)  SINCE INCEPT.(2)
    Grow & Inc "A"      20.80%            21.60%      14.16%            17.55%
    Grow & Inc "B       20.00%            20.75%      15.00%            18.63%
    Grow & Inc "C"*     19.98%            20.78%      17.78%            20.06%
    S&P 500             21.04%            29.71%

The chart represents a hypothetical investment in the Growth & Income Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

*Class C shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.

A $10,000 investment in the fund's class B shares at the Fund's inception on 4/30/98 would have been valued at $13,705 on 12/31/99 ($13,157 with a redemption at the end of the period.)

A $10,000 investment in the fund's class C shares at the Fund's inception on 4/30/98 would have been valued at $13,710 on 12/31/99 (with a redemption at the end of the period the value would remain the same because the CDSC period has expired.)

--------------------------------------------------------------------------------
THE HARTFORD
    DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------


Portfolio Manager


[Laurie A. Gabriel photo]

Laurie A. Gabriel, CFA
Senior Vice President and Partner
Wellington Management Company, LLP



Q. How Did The Fund Perform?

The Hartford Dividend and Growth Fund returned 4.6% for the 12-month period ending December 31, 1999 versus the Lipper Equity Income Average return of 3.3% over the same time period. Since inception, the Fund has returned 18.8% versus a return of 12.7% for its Lipper peer group.

Q. Why Did The Fund Perform This Way?

With the strength in the technology sector, it's not surprising that growth again outperformed value (Russell 1000 Growth Index total return 25% versus the Russell 1000 Value Index total return 5%). Our long-term positions within the Health Care, Finance and Industrial/Commercial sectors were strong contributors to the Fund's performance.

Q. What Is Your Outlook For 2000?

We will continue to maintain a long-term view on stock selection and sector representation. In line with our dividend-oriented style, we continue to be underweighted in the information technology sector. Our stock positions have an above-average yield and below average P/E and beta. Relative to the market, the Fund should continue to exhibit these value-oriented characteristics over time.


Performance Overview

7/22/96 - 12/31/99
Growth of a $10,000 investment in Class A which includes Sales Charge

                      [LINE CHART]

DIVIDEND AND GROWTH FUND              S&P 500

          9,450 starting value        10,000 starting value
         10,149                       10,897
         10,894                       11,805
         11,142                       12,122
         12,906                       14,236
         13,768                       15,301
         14,270                       15,741
         15,858                       17,935
         15,671                       18,529
         14,415                       16,689
         16,335                       20,240
         16,325                       21,248
         17,456                       22,745
         16,041                       21,324
         18,079                       24,495

    RETURNS (Inception 7/22/96)

                       Non Sales Charge Adjusted          Sales Charge Adjusted
                       -------------------------          ---------------------
                                      ANNUALIZED                     ANNUALIZED
                     1 YEAR(1)  SINCE INCEPT.(1)   1 YEAR(2)   SINCE INCEPT.(2)
    Div & Grow "A"       4.57%            18.76%      -1.18%             16.83%
    Div & Grow "B"       3.82%            17.91%      -1.18%             17.33%
    Div & Grow "C"*      3.76%            17.92%       1.72%             17.58%
    S&P 500             21.04%            29.71%

The chart represents a hypothetical investment in the Dividend and Growth Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

*Class C shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.

A $10,000 investment in the fund's class B shares at the Fund's inception on 7/22/96 would have been valued at $17,637 on 12/31/99 ($17,108 with a redemption at the end of the period.)

A $10,000 investment in the fund's class C shares at the Fund's inception on 7/22/96 would have been valued at $17,642 on 12/31/99 (with a redemption at the end of the period the value would remain the same because the CDSC period has expired.)

--------------------------------------------------------------------------------
THE HARTFORD
    ADVISERS FUND
--------------------------------------------------------------------------------


Portfolio Managers


[Rand L. Alexander photo]

Rand L. Alexander, CFA
Senior Vice President
and Partner
Wellington Management
Company, LLP


[Paul D. Kaplan photo]

Paul D. Kaplan
Senior Vice President and Partner
Wellington Management Company, LLP



Q. How Did The Fund Perform?

The Hartford Advisers Fund returned 12.1% for the 12-month period ending December 31, 1999 versus the Lipper Flexible Average return of 12.5% over the same time period. Since inception, the Fund has returned 19.9% versus a return of 14.1% for its Lipper peer group.

Q. Why Did The Fund Perform This Way?

We have gradually increased our equity exposure in response to favorable fundamentals; however, we remain cautious to the possible negative effects resulting from more interest rate hikes. The equity portion of the Fund's performance benefited from overweight positions in semiconductors, communications equipment, computer software, oil and service and media and underweight positions in banks and food and beverages. In general, we added value versus the index through both accurate sector weightings and above average stock selection. The bond market provided mixed results in 1999 with the corporate and mortgage backed sectors leading the way. We continue to maintain substantial positions in both corporate and mortgage backed bonds, positions that clearly helped performance during 1999.

Q. What Is Your Outlook For 2000?

For 2000, the critical issue for the direction of interest rates is precisely the same as it was during 1999, the pace of the US economy. It is likely that the Fed will continue to pay primary attention to real growth. We do not believe a radical upward move in the Fed Funds rate is either necessary or desirable and that a peak in long-term interest rates is not far off. We will likely begin to slowly add longer bond positions to the portfolio in anticipation to an end to the current round of Fed tightening. By gradually adjusting the weighting between stocks, bonds, and cash we will continue to use our expectations of market developments to produce attractive returns.

Performance Overview

7/22/96 - 12/31/99
Growth of a $10,000 investment in Class A which includes Sales Charge

                           [LINE CHART]

Advisers Fund                S&P 500         Lehman Govt/Corp

    9,450 starting value      10,000             10,000
    9,952                     10,897             10,192
   10,543                     11,805             10,504
   10,705                     12,122             10,413
   12,031                     14,236             10,792
   12,667                     15,301             11,170
   13,001                     15,741             11,529
   14,179                     17,935             11,704
   14,809                     18,529             12,009
   14,226                     16,689             12,604
   15,742                     20,240             12,621
   16,195                     21,248             12,470
   16,936                     22,745             12,334
   16,243                     21,324             12,400
   18,669                     24,495             12,349

    RETURNS (Inception 7/22/96)

                    Non Sales Charge Adjusted           Sales Charge Adjusted
                    -------------------------           ---------------------
                                   ANNUALIZED                      ANNUALIZED
                  1 YEAR(1)  SINCE INCEPT.(1)     1 YEAR(2)   SINCE INCEPT.(2)
    Advisers "A"     12.08%            19.87%         5.92%             17.92%
    Advisers "B"     11.29%            19.06%         6.92%             18.49%
    Advisers "C"*    11.29%            19.03%         9.18%             18.69%
    S&P 500          21.04%            29.71%
    Lehman G/C       -2.15%             6.32%

The chart represents a hypothetical investment in the Advisers Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

*Class C shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.

A $10,000 investment in the fund's class B shares at the Fund's inception on 7/22/96 would have been valued at $18,238 on 12/31/99 ($17,691 with a redemption at the end of the period.)

A $10,000 investment in the fund's class C shares at the Fund's inception on 7/22/96 would have been valued at $18,221 on 12/31/99 (with a redemption at the end of the period the value would remain the same because the CDSC period has expired.)

--------------------------------------------------------------------------------
THE HARTFORD
    HIGH YIELD FUND
--------------------------------------------------------------------------------

Portfolio Manager


[Alison D. Granger photo]

Alison D. Granger, CFA
Senior Vice President
The Hartford Investment
Management Company (HIMCO)


Q. How Did The Fund Perform?

The Hartford High Yield Fund commenced operations on September 30, 1998. The Fund's Class A shares placed in the 58th percentile of its Lipper peer group for the six months ended December 31, 1999, producing a total return of 3.47% versus the 4.55% return of the Lipper High Current Yield Fixed Income Fund average.

Q. Why Did The Fund Perform This Way?

* The Fund's high average credit quality contributed to the Fund's performance as BB rated high yield securities significantly outperformed the lower-rated B and CCC universe of high yield issues.

* The Fund's overweight of the commodity-related industries, such as oil exploration and chemicals, provided additional performance at the margin.

Q. What Is Your Outlook For 2000?

The current yield offered by the high yield market today averages 9.75%, offering income-seeking investors an attractive investment complement to higher quality fixed income securities or equities. As we enter the new year, we are emphasizing three themes in the high yield funds. The first theme reflects our belief that there are opportunities for outperformance in high yield securities that will benefit from rising global economic growth. The commodity-related issues we have been emphasizing in the portfolio are reflective of this view. Secondly, we have overweighted issues of select health care providers to reflect our view that the worst is behind this segment of the healthcare industry, and that their securities are attractively valued. Finally, the Fund carries an underweighted position in securities that could be adversely impacted by rising interest rates and/or an enthusiastic US consumer.


Performance Overview

9/30/98 - 12/31/99
Growth of a $10,000 Investment in Class A which includes Sales Charge

                   [LINE CHART]

HIGH YIELD FUND                LEHMAN HIGH YIELD

     9,550 starting value           10,000 starting value
     9,869                          10,213
    10,138                          10,402
    10,114                          10,438
     9,987                          10,290
    10,692                          10,459

    RETURNS (Inception 9/30/98)

                       Non Sales Charge Adjusted           Sales Charge Adjusted
                       -------------------------           ---------------------
                                      ANNUALIZED                      ANNUALIZED
                     1 YEAR(1)  SINCE INCEPT.(1)    1 YEAR(1)   SINCE INCEPT.(2)
    High Yield "A"       3.47%             5.49%       -1.19%              1.68%
    High Yield "B"       2.79%             4.73%       -2.21%              1.56%
    High Yield "C"       2.81%             4.75%        0.78%              3.12%
    Lehman High Yield    2.41%            19.47%

The chart represents a hypothetical investment in the High Yield Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

*Class C shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.

A $10,000 investment in the fund's class B shares at the Fund's inception on 9/30/98 would have been valued at $10,596 on 12/31/99 ($10,172 with a redemption at the end of the period.)

A $10,000 investment in the fund's class C shares at the Fund's inception on 9/30/98 would have been valued at $10,598 on 12/31/99 (with a redemption at the end of the period the value would remain the same because the CDSC period has expired.)

--------------------------------------------------------------------------------
THE HARTFORD
    BOND INCOME STRATEGY FUND
--------------------------------------------------------------------------------


Portfolio Manager


[Alison D. Granger photo]

Alison D. Granger, CFA
Senior Vice President
The Hartford Investment
Management Company (HIMCO)



Q. How Did The Fund Perform?

The Hartford Bond Income Strategy Fund Class A shares placed in the 68th percentile of its Lipper peer group for the 12 months ended December 31, 1999, producing a total return of -2.71% versus the -1.72% return of the Lipper Corporate Debt "BBB" rated Mutual Fund Universe.

Q. Why Did The Fund Perform This Way?

* The Fund's increased weightings in mortgage passthroughs contributed positively to its performance relative to the market, as these securities outperformed the corporate market during the third and fourth quarters.

* The Fund's overweighted position in commodity-related fixed income securities had a positive impact on Fund performance, as many of these companies staged a comeback from their 1998 lows.

* The Fund's holdings in short-dated corporate issues acquired during the height of the market's Y2K concern aided portfolio performance during the second half of the year when concerns about the transition into the new year abated.

Q. What Is Your Outlook For 2000?

With the domestic economy firing on all cylinders and the isolated events of 1998's Russian default and last year's Y2K apprehension now behind us, we believe that the Federal Reserve will tighten more aggressively this year. Our portfolio positioning as we enter 2000 includes a shorter average maturity than the market. We will increase our emphasis on the mortgage sector for two reasons: The large percentage of the market which is trading at a discount to par value and the favorable supply/demand balance which our traders currently forecast. Among investment grade and high yield corporate issues, we will continue to emphasize those securities that will benefit from rising global economic growth, including the commodity-related issues mentioned above. We underweight most consumer and financial-related issues, as these industries are likely to experience greater fundamental challenges in a rising rate environment.

Performance Overview

7/22/96 - 12/31/99
Growth of a $10,000 investment in Class A which includes Sales Charge

                      [LINE CHART]

BOND INCOME STRATEGY                  LEHMAN GOVT/CORP

      9,550 starting value                10,000 starting value
      9,751                               10,192
     10,097                               10,504
     10,054                               10,413
     10,464                               10,792
     10,865                               11,170
     11,187                               11,529
     11,381                               11,704
     11,618                               12,009
     12,008                               12,604
     12,027                               12,621
     11,878                               12,470
     11,697                               12,334
     11,739                               12,400
     12,250                               12,349

    RETURNS (Inception 7/22/96)

                Non Sales Charge Adjusted            Sales Charge Adjusted
                -------------------------            ---------------------
                                 ANNUALIZED                          ANNUALIZED
              1 YEAR(1)    SINCE INCEPT.(1)      1 YEAR(2)     SINCE INCEPT.(2)
    Bond "A"     -2.71%               6.07%         -7.09%                4.66%
    Bond "B"     -3.30%               5.33%         -8.30%                4.55%
    Bond "C"*    -3.36%               5.31%         -5.33%                5.01%
    Lehman G/C   -2.15%                              7.40%

The chart represents a hypothetical investment in the Bond Income Strategy. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

*Class C shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C expenses.

A $10,000 investment in the fund's class B shares at the Fund's inception on 7/22/96 would have been valued at $11,957 on 12/31/99 ($11,598 with a redemption at the end of the period.)

A $10,000 investment in the fund's class C shares at the Fund's inception on 7/22/96 would have been valued at $11,952 on 12/31/99 (with a redemption at the end of the period the value would remain the same because the CDSC period has expired.)

                                                 THE HARTFORD MUTUAL FUNDS, INC.

TABLE
OF
CONTENTS

           Investment Review                                               3
           The Hartford Mutual Funds, Inc. Financial Statements
                 Statement of Net Assets as of December 31, 1999:
                    The Hartford Small Company Fund                       14
                    The Hartford Capital Appreciation Fund                16
                    The Hartford MidCap Fund                              19
                    The Hartford International Opportunities Fund         21
                    The Hartford Global Leaders Fund                      25
                    The Hartford Stock Fund                               28
                    The Hartford Growth and Income Fund                   30
                    The Hartford Dividend and Growth Fund                 33
                    The Hartford Advisers Fund                            36
                    The Hartford High Yield Fund                          40
                    The Hartford Bond Income Strategy Fund                45
                    The Hartford Money Market Fund                        50
                 Statement of Operations for the Year Ended December
                  31, 1999                                                52
                 Statement of Changes in Net Assets for the Year Ended
                  December 31, 1999                                       54
                 Statement of Changes in Net Assets for the Year Ended
                  December 31, 1998                                       56
                 Notes to the Financial Statements                        58
                 Financial Highlights                                     74
                 Report of Independent Public Accountants                 82

 THE HARTFORD SMALL COMPANY FUND

 STATEMENT OF NET ASSETS
 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- 89.1%
              AEROSPACE & DEFENSE -- 0.8%
     96,400   Primex Technologies, Inc. .....   $  2,000,300
                                                ------------
              BUSINESS SERVICES -- 5.2%
   *127,900   Iron Mountain, Inc. ...........      5,028,068
     46,700   Manpower, Inc. ................      1,757,087
     82,500   Penton Media, Inc. ............      1,980,000
    *79,900   Pilot Network Services,
               Inc. .........................      1,917,600
    *38,900   Plexus Corp. ..................      1,711,600
                                                ------------
                                                  12,394,355
                                                ------------
              COMMUNICATIONS EQUIPMENT -- 8.1%
   *116,500   Andrew Corp. ..................      2,206,218
   *100,450   Burr-Brown Corp. ..............      3,628,756
   *113,400   Cirrus Logic, Inc. ............      1,509,637
     *8,500   Digital Lightwave, Inc. .......        544,000
    *27,200   Gilat Satellite Networks
               Ltd. .........................      3,230,000
    *41,700   Netro Corp. ...................      2,126,700
    *22,300   Network Peripherals, Inc. .....      1,053,675
    *63,700   Visual Networks, Inc. .........      5,048,225
                                                ------------
                                                  19,347,211
                                                ------------
              COMPUTERS & OFFICE EQUIPMENT -- 7.4%
    *22,000   Affiliated Computer Services,
               Inc., Class A.................      1,012,020
   *315,200   Concurrent Computer Corp. .....      5,890,300
   *354,000   Danka Business Systems PLC
               ADR...........................      4,491,375
   *289,800   Maxtor Corp. ..................      2,101,050
    *74,250   SeaChange International,
               Inc. .........................      2,626,593
    *42,400   Silicon Storage Technology,
               Inc. .........................      1,749,000
                                                ------------
                                                  17,870,338
                                                ------------
              CONSUMER DURABLES -- 1.5%
   *163,500   Brightpoint, Inc. .............      2,145,937
   *102,800   UNOVA, Inc. ...................      1,336,400
                                                ------------
                                                   3,482,337
                                                ------------
              CONSUMER NON-DURABLES -- 0.6%
   *144,300   Ivex Packaging Corp. ..........      1,443,000
                                                ------------
              CONSUMER SERVICES -- 0.6%
    *60,800   Dollar Thrifty Automotive
               Group.........................      1,455,400
                                                ------------
              ELECTRONICS -- 16.4%
   *137,100   Advanced Fibre Communications,
               Inc. .........................      6,126,656
   *131,400   Alliance Semiconductor
               Corp. ........................      2,192,737
    *45,300   ANADIGICS, Inc. ...............      2,137,593
   *140,000   Benchmark Electronics, Inc. ...      3,211,250
    *34,000   Cognex Corp. ..................      1,326,000
    *42,500   DII Group, Inc. (The)..........      3,016,171
    *28,800   Electro Scientific Industries,
               Inc. .........................      2,102,400
   *121,900   Excel Technology, Inc. ........      2,186,581
    *43,500   Galileo Technology Ltd. .......      1,049,437
    *50,100   GaSonics International
               Corp. ........................        989,475
    *59,800   Kulicke and Soffa Industries,
               Inc. .........................      2,545,237
    *56,900   Maker Communications, Inc. ....      2,432,475
    *42,500   Micrel, Inc. ..................      2,419,843
    *96,100   Photronics, Inc. ..............      2,750,862

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
              ELECTRONICS -- (CONTINUED)
    *96,100   Quanta Services, Inc. .........   $  2,714,825
    *66,400   Varian Semiconductor Equipment
               Associates, Inc. .............      2,257,600
                                                ------------
                                                  39,459,142
                                                ------------
              ENERGY & SERVICES -- 2.3%
    *40,700   BJ Services Co. ...............      1,701,768
     30,700   Coflexip S.A. ADR..............      1,166,600
    *74,500   Marine Drilling Co., Inc. .....      1,671,593
     51,700   Pogo Producing Co. ............      1,059,850
                                                ------------
                                                   5,599,811
                                                ------------
              FINANCIAL SERVICES -- 5.5%
     97,000   Annuity & Life Re (Holdings),
               Ltd. .........................      2,534,125
     59,900   Legg Mason, Inc. ..............      2,171,375
   *108,000   NCO Group, Inc. ...............      3,253,500
    *70,200   Neuberger Berman, Inc. ........      1,746,225
    *28,400   NextCard, Inc. ................        820,050
    *37,600   Profit Recovery Group
               International, Inc. (The) ....        998,750
     60,394   Reinsurance Group of America,
               Inc. .........................      1,675,933
                                                ------------
                                                  13,199,958
                                                ------------
              HEALTH CARE -- 5.1%
    *74,200   Aurora Biosciences Corp. ......      1,966,300
    *20,748   Gilead Sciences, Inc. .........      1,122,985
    *20,500   Human Genome Sciences, Inc. ...      3,128,812
    *32,650   King Pharmaceuticals, Inc. ....      1,830,440
     *6,000   PE Corp. -- Celera Genomics
               Group.........................        894,000
   *106,000   Quest Diagnostics, Inc. .......      3,239,625
                                                ------------
                                                  12,182,162
                                                ------------
              INDUSTRIAL MATERIALS -- 1.1%
     38,100   Minerals Technologies, Inc. ...      1,526,381
    *36,200   Stillwater Mining Co. .........      1,153,875
                                                ------------
                                                   2,680,256
                                                ------------
              MANUFACTURING -- 0.4%
    *22,900   Veeco Instruments, Inc. .......      1,072,006
                                                ------------
              MEDIA & SERVICES -- 4.5%
    *64,700   Cumulus Media, Inc., Class A...      3,283,525
    *69,800   SFX Entertainment, Inc., Class
               A.............................      2,525,887
    *30,500   Spanish Broadcasting System,
               Inc., Class A.................      1,227,625
    *82,600   Speedway Motorsports, Inc. ....      2,297,312
    *81,700   World Wrestling Federation
               Entertainment, Inc., Class
               A.............................      1,409,325
                                                ------------
                                                  10,743,674
                                                ------------
              RETAIL -- 4.7%
     45,700   Ethan Allen Interiors, Inc. ...      1,465,256
    *65,400   Linens 'n Things, Inc. ........      1,937,475
    *90,450   Pacific Sunwear of California,
               Inc. .........................      2,911,359
    *71,200   Papa John's International,
               Inc. .........................      1,855,650
     *3,200   Steven Madden, Ltd. ...........         61,000
    *65,800   Whole Foods Market, Inc. ......      3,051,475
                                                ------------
                                                  11,282,215
                                                ------------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- (CONTINUED)
                 SOFTWARE & SERVICES -- 15.3%
    *21,800   Aspect Development, Inc. ......   $  1,493,300
    *58,500   Brio Technolgy, Inc. ..........      2,457,000
   *122,500   Cambridge Technology Partners,
               Inc. .........................      3,215,625
    *25,500   Creo Products, Inc. ...........        980,156
    *47,200   Digex, Inc. ...................      3,245,000
    *17,700   Digital Insight Corp. .........        643,837
    *46,500   Digital River, Inc. ...........      1,549,031
    *67,700   Documentum, Inc. ..............      4,053,537
    *54,600   Genesys Telecommunications
               Laboratories, Inc. ...........      2,948,400
    *53,800   Globix Corp. ..................      3,228,000
    *16,000   HNC Software, Inc. ............      1,692,000
    *39,400   Insight Enterprises, Inc. .....      1,600,625
    *40,400   Macromedia, Inc. ..............      2,954,250
     *8,700   Marimba, Inc. .................        400,743
    *26,500   Netegrity, Inc. ...............      1,508,843
    *31,100   Novadigm, Inc. ................        645,325
    *55,300   Object Design, Inc. ...........        801,850
    *40,100   Peregrine Systems, Inc. .......      3,375,918
                                                ------------
                                                  36,793,440
                                                ------------
              TRANSPORTATION -- 3.9%
   *115,450   Atlas Air, Inc. ...............      3,167,659
     *1,400   Raynair Holdings PLC ADR.......         77,175
     43,500   Robinson (C.H.) Worldwide,
               Inc. .........................      1,729,125
     48,600   Skywest, Inc. .................      1,360,800
    *68,650   Swift Transportation Co.,
               Inc. .........................      1,209,956
     39,800   USFreightways Corp. ...........      1,905,425
                                                ------------
                                                   9,450,140
                                                ------------
              UTILITIES -- 5.7%
   *179,200   PairGain Technologies, Inc. ...      2,542,400
   *161,600   Primus Telecommunications
               Group, Inc. ..................      6,181,200
    *90,500   Viatel, Inc. ..................      4,853,062
                                                ------------
                                                  13,576,662
                                                ------------
              Total common stocks............   $214,032,407
                                                ============
 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 11.7%
              REPURCHASE AGREEMENT -- 11.7%
$28,073,000   Interest in $1,811,499,000
               joint repurchase agreement
               dated 12/31/99 with State
               Street Bank 2.578% due
               01/03/00; maturity amount
               $28,079,033 (Collateralized by
               $728,431,000 U.S. Treasury
               Notes 4.875% - 8.00% due
               02/15/01 - 05/15/07,
               $791,479,000 U.S. Treasury
               Bonds 7.625% - 8.875% due
               02/15/07 - 08/15/21,
               $465,787,000 U.S. Treasury
               Strips 0.00% due
               05/15/10 - 05/15/20)..........   $ 28,073,000
                                                ------------
              Total short-term securities....   $ 28,073,000
                                                ============

                                                  MARKET
                                                  VALUE
                                               ------------
DIVERSIFICATION OF NET ASSETS:
Total common stocks
  (cost $161,207,417)...............    89.1%  $214,032,407
Total short-term securities
  (cost $28,073,000)................    11.7     28,073,000
                                       -----   ------------
Total investment in securities
  (total cost $189,280,417).........   100.8    242,105,407
Cash, receivables and other
  assets............................     3.7      8,780,879
Payable for securities purchased....    (4.5)   (10,617,886)
Payable for Fund shares redeemed....    (0.0)       (66,003)
Other liabilities...................    (0.0)       (77,357)
                                       -----   ------------
Net assets..........................   100.0%  $240,125,040
                                       =====   ============

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 11,806,532
  shares outstanding........................   $     11,807
Paid-in surplus.............................    171,918,030
Accumulated undistributed net realized gain
  on investments............................     15,370,213
Unrealized appreciation of investments......     52,824,990
                                               ------------
Net assets..................................   $240,125,040
                                               ============

Class A
  Net asset value per share ($109,559,186 /
    5,349,739 shares outstanding) (125,000,000
    shares authorized).............................  $20.48
                                                     ======
  Maximum offering price per share($20.48 /
    94.5%).........................................  $21.67
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($53,357,682 / 2,673,282 shares
    outstanding) (75,000,000 shares authorized)....  $19.96
                                                     ======
Class C
  Net asset value per share ($37,672,298 /
    1,886,783 shares outstanding) (50,000,000
    shares authorized).............................  $19.97
                                                     ======
  Maximum offering price per share ($19.97 /
    99.0%).........................................  $20.17
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($39,535,874 / 1,896,728 shares
    outstanding) (50,000,000 shares authorized)....  $20.84
                                                     ======

* Non-income producing during the period.

 THE HARTFORD CAPITAL APPRECIATION FUND

 STATEMENT OF NET ASSETS
 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                  MARKET
   SHARES                                         VALUE
------------                                  --------------
COMMON STOCKS -- 93.0%
               AEROSPACE & DEFENSE -- 0.6%
    *571,700   Howmet International,
                Inc. ......................   $   10,326,331
                                              --------------
               BUSINESS SERVICES -- 5.0%
    *647,500   Bright Horizons Family
                Solutions, Inc. ...........       12,140,625
     550,000   Chicago Bridge & Iron
                Co. N.V. ..................        7,562,500
     250,000   Comdisco, Inc. .............        9,312,500
     700,000   Manpower, Inc. .............       26,337,500
    *558,700   Pilot Network Services,
                Inc. ......................       13,408,800
     *75,000   Vignette Corp. .............       12,225,000
                                              --------------
                                                  80,986,925
                                              --------------
               COMMUNICATIONS EQUIPMENT -- 7.5%
     *50,000   Broadcom Corp., Class A.....       13,618,750
     147,100   Burr-Brown Corp. ...........        5,313,987
    *245,000   CIENA Corp. ................       14,087,500
    *145,000   Exodus Communications,
                Inc. ......................       12,877,812
    *200,000   Gilat Satellite Networks
                Ltd. ......................       23,750,000
  *1,000,000   Marconi PLC.................       17,631,994
     *88,800   VeriSign, Inc. .............       16,955,250
    *220,000   Visual Networks, Inc. ......       17,435,000
                                              --------------
                                                 121,670,293
                                              --------------
               COMPUTERS & OFFICE
                EQUIPMENT -- 7.9%
    *900,000   Concurrent Computer
                Corp. .....................       16,818,767
  *1,450,000   Danka Business Systems PLC
                ADR........................       18,396,875
  *1,200,000   Maxtor Corp. ...............        8,700,000
     132,686   Psion PLC...................        5,534,437
    *140,000   SanDisk Corp. ..............       13,475,000
    *525,000   SeaChange International,
                Inc. ......................       18,571,875
    *327,300   Seagate Technology, Inc. ...       15,239,906
    *487,700   Silicon Storage
                Technology, Inc. ..........       20,117,625
    *182,500   Sybase, Inc. ...............        3,102,500
     123,500   Symbol Technologies,
                Inc. ......................        7,849,968
                                              --------------
                                                 127,806,953
                                              --------------
               CONSUMER NON-DURABLES -- 1.2%
    *759,000   Ivex Packaging Corp. .......        7,590,000
    *235,000   Timberland Co. (The), Class
                A..........................       12,425,625
                                              --------------
                                                  20,015,625
                                              --------------
               CONSUMER SERVICES -- 4.0%
    *156,500   Anchor Gaming...............        6,797,968
    *500,000   Cheesecake Factory, Inc.
                (The)......................       17,500,000
    *300,000   Harrah's Entertainment,
                Inc. ......................        7,931,250
    *350,600   Pegasus Systems, Inc. ......       21,145,562
    *552,900   Station Casinos, Inc. ......       12,405,693
                                              --------------
                                                  65,780,473
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.9%
  *2,836,000   Fuji Electric Co., Ltd. ....       14,878,917
                                              --------------

                                                  MARKET
   SHARES                                         VALUE
------------                                  --------------
               ELECTRONICS -- 8.6%
    *275,600   ANADIGICS, Inc. ............   $   13,004,875
    *717,500   Artisan Components, Inc. ...       14,809,648
    *300,000   Ibis Technology Corp. ......       14,887,500
     190,800   Koninklijke Philips
                Electronics N.V., NY
                Shares.....................       25,758,000
    *220,000   Kopin Corp. ................        9,240,000
    *250,000   Micron Technology, Inc. ....       19,437,500
    *440,100   Peak International Ltd. ....        4,511,025
    *237,600   Quanta Services, Inc. ......        6,712,200
    *842,600   Sensormatic Electronics
                Corp. .....................       14,692,837
    *525,000   Vishay Intertechnology,
                Inc. ......................       16,603,125
                                              --------------
                                                 139,656,710
                                              --------------
               ENERGY & SERVICES -- 0.9%
    *760,000   Newpark Resources, Inc. ....        4,655,000
    *379,700   Precision Drilling Corp. ...        9,753,543
                                              --------------
                                                  14,408,543
                                              --------------
               FINANCIAL SERVICES -- 4.5%
     520,000   ACE Ltd. ...................        8,677,500
     700,000   Annuity & Life Re
                (Holdings), Ltd. ..........       18,287,500
     300,000   Citigroup, Inc. ............       16,668,750
    *112,100   Investment Technology Group,
                Inc. ......................        3,222,875
     400,000   Nichiei Co., Ltd. ..........        8,675,685
    *315,000   Profit Recovery Group
                International, Inc.
                (The)......................        8,367,187
     351,000   Reinsurance Group of
                America, Inc. .............        9,740,250
                                              --------------
                                                  73,639,747
                                              --------------
               FOOD, BEVERAGE & TOBACCO -- 0.9%
    *849,700   General Cigar Holdings,
                Inc., Class A..............        7,063,131
    *565,000   United Natural Foods,
                Inc. ......................        6,780,000
                                              --------------
                                                  13,843,131
                                              --------------
               HEALTH CARE -- 6.2%
    *168,700   Boston Scientific Corp. ....        3,690,312
    *401,000   Genzyme Corp. ..............       18,045,000
    *650,239   Genzyme Surgical Products...        3,779,514
    *160,000   Gilead Sciences, Inc. ......        8,660,000
  *1,000,000   HealthSouth Corp. ..........        5,375,000
    *160,000   Immunex Corp. ..............       17,520,000
     578,300   McKesson HBOC, Inc. ........       13,047,893
     *72,200   Millennium Pharmaceuticals,
                Inc. ......................        8,808,400
     140,000   Pharmacia & Upjohn, Inc. ...        6,300,000
    *922,000   Repligen Corp. .............        2,881,250
    *575,000   Triangle Pharmaceuticals,
                Inc. ......................        7,367,187
    *606,333   Ventiv Health, Inc. ........        5,570,684
                                              --------------
                                                 101,045,240
                                              --------------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                  MARKET
   SHARES                                         VALUE
------------                                  --------------
COMMON STOCKS -- (CONTINUED)
     500,000   AngloGold Ltd. ADR..........   $   12,843,750
    *600,000   Asia Pulp & Paper Company
                Ltd. ADR...................        4,725,000
     600,000   Engelhard Corp. ............       11,325,000
    *705,900   Freeport-McMoRan Copper &
                Gold, Inc., Class B........       14,912,137
     200,000   Monsanto Co. ...............        7,125,000
  *1,300,000   Smurfit-Stone Container
                Corp. .....................       31,850,000
                                              --------------
                                                  82,780,887
                                              --------------
               MANUFACTURING -- 4.7%
    *300,000   C-Cube Microsystems,
                Inc. ......................       18,675,000
     600,000   Delphi Automotive Systems
                Corp. .....................        9,450,000
     560,000   Helix Technology Corp. .....       25,095,000
  *1,069,600   Hexcel Corp. ...............        5,949,650
    *200,000   Quintiles Transnational
                Corp. .....................        3,737,500
    *250,000   Terex Corp. ................        6,937,500
    *150,000   Veeco Instruments, Inc. ....        7,021,875
                                              --------------
                                                  76,866,525
                                              --------------
               MEDIA & SERVICES -- 9.9%
    *150,000   America Online, Inc. .......       11,315,625
    *456,000   Cumulus Media, Inc., Class
                A..........................       23,142,000
     696,000   Dai Nippon Printing Co.,
                Ltd. ......................       11,083,773
    *180,000   Pegasus Communications
                Corp., Class A.............       17,595,000
    *517,900   SFX Entertainment, Inc.,
                Class A....................       18,741,506
     126,000   Sony Corp. ADR..............       35,878,500
   2,000,000   Telecom Italia Mobile
                S.p.A. ....................       22,231,036
    *292,800   TV Guide, Inc. .............       12,590,400
    *143,600   ValueVision International,
                Inc., Class A..............        8,230,075
                                              --------------
                                                 160,807,915
                                              --------------
               REAL ESTATE -- 1.6%
   *@300,000   Beacon Properties Corp.
                (REIT).....................        3,600,000
     475,000   LNR Property Corp. .........        9,440,625
     250,000   Starwood Hotels & Resorts
                Worldwide, Inc. ...........        5,875,000
     225,000   Storage USA, Inc. (REIT)....        6,806,250
                                              --------------
                                                  25,721,875
                                              --------------
               RETAIL -- 3.7%
    *175,000   Calico Commerce, Inc. ......        9,275,000
     357,000   Intimate Brands, Inc., Class
                A..........................       15,395,625
     292,600   Tandy Corp. ................       14,392,262
    *408,000   United Rentals (North
                America), Inc. ............        6,987,000
    *300,000   Whole Foods Market, Inc. ...       13,912,500
                                              --------------
                                                  59,962,387
                                              --------------

                                                  MARKET
   SHARES                                         VALUE
------------                                  --------------
               SOFTWARE & SERVICES -- 10.0%
    *364,500   Avant! Corp. ...............   $    5,467,500
    *180,000   BMC Software, Inc. .........       14,388,750
    *251,900   Cambridge Technology
                Partners, Inc. ............        6,612,375
     285,000   First Data Corp. ...........       14,054,062
    *560,000   Manugistics Group, Inc. ....       18,095,000
    *300,000   New Era of Networks,
                Inc. ......................       14,287,500
    *777,200   Object Design, Inc. ........       11,269,400
  *1,004,200   Pegasystems, Inc. ..........       11,297,250
    *399,900   Rational Software Corp. ....       19,645,087
    *454,300   Sterling Software, Inc. ....       14,310,450
    *376,100   Unigraphics Solutions, Inc.,
                Class A....................       10,154,700
    *551,900   Verity, Inc. ...............       23,490,243
                                              --------------
                                                 163,072,317
                                              --------------
               TRANSPORTATION -- 3.8%
    *487,500   Atlas Air, Inc. ............       13,375,781
    *265,000   Ryanair Holdings PLC ADR....       14,608,125
     300,000   Robinson (C.H.) Worldwide,
                Inc. ......................       11,925,000
    *291,900   Swift Transportation Co.,
                Inc. ......................        5,144,737
     338,500   USFreightways Corp. ........       16,205,687
                                              --------------
                                                  61,259,330
                                              --------------
               UTILITIES -- 4.2%
    *225,000   Calpine Corp. ..............       14,400,000
     535,000   Dynegy, Inc. ...............       13,007,187
    *800,000   PairGain Technologies,
                Inc. ......................       11,350,000
    *499,400   Primus Telecommunications
                Group, Inc. ...............       19,102,050
    *200,000   Viatel, Inc. ...............       10,725,000
                                              --------------
                                                  68,584,237
                                              --------------
               WASTE MANAGEMENT -- 1.6%
   1,554,900   Waste Management, Inc. .....       26,724,843
                                              --------------
               Total common stocks.........   $1,509,839,204
                                              ==============
CONVERTIBLE PREFERRED STOCKS -- 0.1%
               CONSUMER SERVICES -- 0.1%
     @13,758   Wyndham International, Inc.,
                Class B 9.75% due
                06/30/05...................   $    1,347,952
                                              --------------
               Total convertible preferred
                stocks.....................   $    1,347,952
                                              ==============
 PRINCIPAL
   AMOUNT
------------
               INDUSTRIAL MATERIALS -- 0.4%
$  7,000,000   Globalstar Capital Corp. LP
                11.375% due 02/15/04.......   $    4,865,000
   3,550,000   Globalstar Capital Corp. LP
                10.75% due 11/01/04........        2,378,500
                                              --------------
               Total corporate notes.......   $    7,243,500
                                              ==============

 THE HARTFORD CAPITAL APPRECIATION FUND

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

 PRINCIPAL                                        MARKET
   AMOUNT                                         VALUE
------------                                  --------------
SHORT-TERM SECURITIES -- 5.6%
               REPURCHASE AGREEMENT -- 5.6%
$ 91,323,000   Interest in $1,811,499,000
                joint repurchase agreement
                dated 12/31/99 with State
                Street Bank 2.578% due
                01/03/00; maturity amount
                $91,342,626 (Collateralized
                by $728,431,000 U.S.
                Treasury Notes
                4.875% - 8.00% due
                02/15/01 - 05/15/07,
                $791,479,000 U.S. Treasury
                Bonds 7.625% - 8.875% due
                02/15/07 - 08/15/21,
                $465,787,000 U.S. Treasury
                Strips 0.00% due 05/15/10 -
                05/15/20)..................   $   91,323,000
                                              --------------
               Total short-term
                securities.................   $   91,323,000
                                              ==============

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
  $1,136,639,528)..................    93.0%  $1,509,839,204
Total convertible preferred stocks
  (cost $1,348,880)................     0.1        1,347,952
Total corporate notes (cost
  $6,828,931)......................     0.4        7,243,500
Total short-term securities (cost
  $91,323,000).....................     5.6       91,323,000
                                      -----   --------------
Total investment in securities
  (total cost $1,236,140,339)......    99.1    1,609,753,656
Cash, receivables and other
  assets...........................     3.8       61,637,919
Payable for securities purchased...    (2.8)     (46,997,118)
Payable for Fund shares redeemed...    (0.1)      (1,017,607)
Other liabilities..................    (0.0)        (364,648)
                                      -----   --------------
Net assets.........................   100.0%  $1,623,012,202
                                      =====   ==============

                                                 MARKET
                                                 VALUE
                                             --------------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized;
  51,756,027 shares outstanding...........   $       51,756
Paid-in surplus...........................    1,134,013,953
Distribution in excess of net investment
  income..................................         (590,627)
Accumulated undistributed net realized
  gain on investments.....................      116,051,696
Unrealized appreciation of investments....      373,613,317
Unrealized depreciation of forward foreign
  currency contracts (See Note 2)+........         (132,209)
Unrealized appreciation of other assets
  and liabilities in foreign currencies...            4,316
                                             --------------
Net assets................................   $1,623,012,202
                                             ==============


Class A
  Net asset value per share
    ($797,656,381 / 25,148,338 shares outstanding)
    (125,000,000 shares authorized)................  $31.72
                                                     ======
  Maximum offering price per share
    ($31.72 / 94.5%)...............................  $33.56
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($569,201,047 / 18,405,628
    shares outstanding) (75,000,000 shares
    authorized)....................................  $30.92
                                                     ======
Class C
  Net asset value per share
    ($191,466,387 / 6,197,473 shares outstanding)
    (50,000,000 shares authorized).................  $30.89
                                                     ======
  Maximum offering price per share
    ($30.89 / 99.0%)...............................  $31.21
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($64,688,387 / 2,004,588 shares
    outstanding) (50,000,000 shares authorized)....  $32.27
                                                     ======

 * Non-income producing during the period.

@ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 1999, the market value of these securities amounted to $4,947,952 or 0.3% of net assets.

      +FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 1999

                                                                                                                 UNREALIZED
                                              TOTAL                  CONTRACT              DELIVERY             APPRECIATION
               DESCRIPTION                 MARKET VALUE               AMOUNT                 DATE              (DEPRECIATION)
-----------------------------------------  ------------            ------------            --------            --------------
British Pounds (Buy)                       $  1,397,017            $  1,392,597            01/04/00              $   4,420
British Pounds (Buy)                          2,047,362               2,054,731            01/05/00                 (7,369)
British Pounds (Buy)                          1,329,469               1,335,738            01/07/00                 (6,269)
British Pounds (Buy)                            456,688                 458,318            01/10/00                 (1,630)
Japanese Yen (Sell)                          12,114,013              11,992,652            03/21/00               (121,361)
                                                                                                                 ---------
                                                                                                                 $(132,209)
                                                                                                                 =========

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD MIDCAP FUND

 STATEMENT OF NET ASSETS
 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
----------                                      ------------
COMMON STOCKS -- 98.0%
             BUSINESS SERVICES -- 9.4%
  *113,950   Iron Mountain, Inc..............   $  4,479,659
   149,800   Manpower, Inc. .................      5,636,225
   111,000   Viad Corp. .....................      3,094,125
    *7,800   Vignette Corp. .................      1,271,400
   *91,200   Waters Corp. ...................      4,833,600
    39,100   Young & Rubicam, Inc. ..........      2,766,325
                                                ------------
                                                  22,081,334
                                                ------------
             COMMUNICATIONS EQUIPMENT -- 5.3%
    *6,600   Broadcom Corp., Class A.........      1,797,675
   *42,500   CIENA Corp. ....................      2,443,750
   *11,200   Exodus Communications, Inc. ....        994,700
   *18,600   Network Appliance, Inc. ........      1,544,962
    *5,100   SDL, Inc. ......................      1,111,800
   *56,500   TeleCorp PCS, Inc. .............      2,147,000
   *13,100   VeriSign, Inc. .................      2,501,281
                                                ------------
                                                  12,541,168
                                                ------------
             COMPUTERS & OFFICE EQUIPMENT -- 3.8%
   *47,500   Affiliated Computer Services,
              Inc., Class A..................      2,185,000
   *12,700   ASM Lithography Holding N.V. ...      1,444,645
   102,500   Steelcase, Inc., Class A........      1,230,000
   *68,400   UNISYS Corp. ...................      2,184,525
   *39,000   Xilinx, Inc. ...................      1,773,281
                                                ------------
                                                   8,817,451
                                                ------------
             CONSUMER DURABLES -- 1.5%
    40,155   Hertz Corp. (The), Class A......      2,012,769
  *116,000   UNOVA, Inc. ....................      1,508,000
                                                ------------
                                                   3,520,769
                                                ------------
             CONSUMER NON-DURABLES -- 1.1%
   111,800   Herman Miller, Inc. ............      2,571,400
                                                ------------
             CONSUMER SERVICES -- 1.6%
  *124,200   DeVry, Inc. ....................      2,313,225
   111,100   ServiceMaster Co. (The).........      1,367,918
                                                ------------
                                                   3,681,143
                                                ------------
             ELECTRONICS -- 13.7%
   *56,020   Analog Devices, Inc. ...........      5,209,860
   104,900   Broadwing, Inc. ................      3,868,187
   *23,600   CheckFree Holding Corp. ........      2,466,200
   *46,200   Flextronics International
              Ltd. ..........................      2,125,200
    47,600   Molex, Inc., Class A............      2,153,900
   *19,100   PMC-Sierra, Inc. ...............      3,061,968
   *20,500   Sanmina Corp. ..................      2,047,437
   *64,200   Smith International, Inc. ......      3,189,937
   *55,600   Teradyne, Inc. .................      3,669,600
   *45,300   Vitesse Semiconductor Corp. ....      2,375,418
   *38,300   White Electronic Designs
              Corp. .........................      2,080,168
                                                ------------
                                                  32,247,875
                                                ------------

                                                   MARKET
  SHARES                                           VALUE
----------                                      ------------
             ENERGY & SERVICES -- 3.9%
    84,500   Anadarko Petroleum Corp. .......   $  2,883,562
    71,700   Suncor Energy, Inc. ............      2,993,475
    98,900   Transocean Sedco Forex, Inc. ...      3,331,693
                                                ------------
                                                   9,208,730
                                                ------------
             FINANCIAL SERVICES -- 7.4%
   136,435   ACE Ltd. .......................      2,276,759
    56,090   City National Corp. ............      1,847,464
   119,870   Franklin Resources, Inc. .......      3,843,331
    53,040   Legg Mason, Inc. ...............      1,922,700
    41,700   Lincoln National Corp. .........      1,668,000
    87,800   MBIA, Inc. .....................      4,636,937
    34,887   Old Kent Financial Corp. .......      1,234,127
                                                ------------
                                                  17,429,318
                                                ------------
             FOOD, BEVERAGE & TOBACCO -- 1.0%
   *81,700   Keebler Foods Co. ..............      2,297,812
                                                ------------
             HEALTH CARE -- 9.6%
    94,800   Biomet, Inc. ...................      3,792,000
   *42,000   Forest Laboratories, Inc. ......      2,580,375
   *55,800   Gilead Sciences, Inc. ..........      3,020,175
   *17,770   Human Genome Sciences, Inc. ....      2,712,146
   *44,400   Immunex Corp. ..................      4,861,800
    97,700   McKesson HBOC, Inc. ............      2,204,356
   *17,000   Millennium Pharmaceuticals,
              Inc. ..........................      2,074,000
    10,900   PE Corp -- PE Biosystems
              Group .........................      1,311,406
                                                ------------
                                                  22,556,258
                                                ------------
             INDUSTRIAL MATERIALS -- 3.9%
   235,300   Abitibi-Consolidated, Inc. .....      2,794,187
    42,800   Eastman Chemical Co. ...........      2,041,025
    30,500   Phelps Dodge Corp. .............      2,047,312
   *44,200   Sealed Air Corp. ...............      2,290,112
                                                ------------
                                                   9,172,636
                                                ------------
             MANUFACTURING -- 3.3%
    43,300   Danaher Corp. ..................      2,089,225
   175,400   Mattel, Inc. ...................      2,302,125
   *85,000   Weatherford International,
              Inc. ..........................      3,394,687
                                                ------------
                                                   7,786,037
                                                ------------
             MEDIA & SERVICES -- 8.8%
  *190,225   American Tower Corp., Class A...      5,813,751
   *12,400   Echostar Communications Corp.,
              Class A........................      1,209,000
   *30,800   Lamar Advertising Co., Class
              A..............................      1,865,325
    53,400   Scripps (E.W.) Co. (The), Class
              A..............................      2,392,987
   *52,500   SFX Entertainment, Inc., Class
              A..............................      1,899,843
   *34,600   Teligent, Inc., Class A.........      2,136,550
   *23,100   Univision Communications, Inc.,
              Class A........................      2,360,531
   *43,000   Western Wireless Corp., Class
              A..............................      2,870,250
                                                ------------
                                                  20,548,237
                                                ------------
             RETAIL -- 6.9%
    58,900   Circuit City Stores Group.......      2,654,181
   200,250   Dollar General Corp. ...........      4,555,687
   *48,900   Dollar Tree Stores, Inc. .......      2,368,593

 THE HARTFORD MIDCAP FUND

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
----------                                      ------------
COMMON STOCKS -- (CONTINUED)
             RETAIL -- (CONTINUED)
    92,800   Family Dollar Stores, Inc. .....   $  1,513,800
    57,520   Intimate Brands, Inc., Class
              A..............................      2,480,550
   *55,500   Starbucks Corp. ................      1,345,875
   *68,400   Webvan Group, Inc. .............      1,128,600
                                                ------------
                                                  16,047,286
                                                ------------
             SOFTWARE & SERVICES -- 11.6%
    *7,000   Agile Software Corp. ...........      1,520,640
   *13,000   Ariba, Inc. ....................      2,305,875
   *90,700   Cambridge Technology Partners,
              Inc. ..........................      2,380,875
  *124,660   Ceridan Corp. ..................      2,687,981
   *55,500   Covad Communications Group,
              Inc. ..........................      3,104,531
   296,800   Gartner Group, Inc., Class A....      4,526,200
   *51,100   Intuit, Inc. ...................      3,062,806
   *84,600   Parametric Technology Corp. ....      2,289,487
   *57,500   Rational Software Corp. ........      2,824,687
   *29,500   Siebel Systems, Inc. ...........      2,478,000
                                                ------------
                                                  27,181,082
                                                ------------
             TRANSPORTATION -- 2.1%
   *41,300   Raynair Holdings PLC ADR........      2,276,662
   168,455   Southwest Airlines Co. .........      2,726,865
                                                ------------
                                                   5,003,527
                                                ------------
             UTILITIES -- 3.1%
   *74,800   McLeodUSA, Inc., Class A........      4,403,850
   *60,800   RCN Corp. ......................      2,948,800
                                                ------------
                                                   7,352,650
                                                ------------
             Total common stocks.............   $230,044,713
                                                ============
PRINCIPAL
  AMOUNT
----------
SHORT-TERM SECURITIES -- 1.1%
             REPURCHASE AGREEMENT -- 1.1%
$2,550,000   Interest in $1,811,499,000 joint
              repurchase agreement dated
              12/31/99 with State Street Bank
              2.578% due 01/03/00; maturity
              amount $2,550,548
              (Collateralized by $728,431,000
              U.S. Treasury Notes
              4.875% - 8.00% due
              02/15/01 - 05/15/07,
              $791,479,000 U.S. Treasury
              Bonds 7.625% - 8.875% due
              02/15/07 - 08/15/21,
              $465,787,000 U.S. Treasury
              Strips 0.00% due
              05/15/10 - 05/15/20)...........   $  2,550,000
                                                ------------
             Total short-term securities.....   $  2,550,000
                                                ============

                                                  MARKET
                                                  VALUE
                                               ------------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS
Investment in securities, at value (total
  cost $197,419,519) - see accompanying
  portfolio.................................   $232,594,713
Receivable for securities sold..............     14,142,583
Receivable for Fund shares sold.............      4,721,270
Receivable for dividends and interest.......         97,484
Cash and other assets.......................            417
                                               ------------
Total assets................................    251,556,467
                                               ------------
LIABILITIES
Payable for securities purchased............     16,512,876
Payable for Fund shares sold................        154,613
Other liabilities...........................         86,164
                                               ------------
Total liabilities...........................     16,753,653
                                               ------------
Net assets..................................   $234,802,814
                                               ============

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 13,275,295
  shares outstanding........................   $     13,275
Paid-in surplus.............................    183,656,952
Accumulated undistributed net realized gain
  on investments............................     15,957,393
Unrealized appreciation of investments......     35,175,194
                                               ------------
Net assets..................................   $234,802,814
                                               ============

Class A
  Net asset value per share
    ($118,194,422 / 6,647,765 shares outstanding)
    (125,000,000 shares authorized)................  $17.78
                                                     ======
  Maximum offering price per
    share($17.78 / 94.5%)..........................  $18.81
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($50,300,722 / 2,867,984 shares
    outstanding) (75,000,000 shares authorized)....  $17.54
                                                     ======
Class C
  Net asset value per share
    ($48,310,470 / 2,756,189 shares outstanding)
    (50,000,000 shares authorized).................  $17.53
                                                     ======
  Maximum offering price per
    share($17.53 / 99.0%)..........................  $17.71
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($17,997,200 / 1,003,357 shares
    outstanding) (50,000,000 shares authorized)....  $17.94
                                                     ======

* Non-income producing during the period.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 STATEMENT OF NET ASSETS
 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- 89.8%
              AUSTRALIA -- 0.9%
     39,224   Broken Hill Proprietary Co.,
               Ltd. (Industrial Materials)...   $    513,340
   *249,250   M.I.M. Holdings Ltd.
               (Industrial Materials)........        256,057
    345,716   Pasminco Ltd. (Industrial
               Materials)....................        377,779
                                                ------------
                                                   1,147,176
                                                ------------
              BRAZIL -- 2.1%
     16,200   Embratel Participacoes S.A. ADR
               (Utilities)...................        442,063
  1,505,700   Petroleo Brasileiro S.A.
               (Energy & Services)...........        386,182
     15,200   Tele Norte Leste Participacoes
               S.A. ADR (Utilities)..........        387,600
     10,500   Telecomunicacoes Brasileiras
               S.A. ADR (Utilities)..........      1,349,250
                                                ------------
                                                   2,565,095
                                                ------------
              CANADA -- 0.9%
     27,800   Alcan Aluminum Ltd. (Industrial
               Materials)....................      1,137,801
                                                ------------
              CHINA -- 0.8%
    *96,200   China Telecom (Hong Kong) Ltd.
               (Media & Services)............        601,440
     *3,400   China Telecom (Hong Kong) Ltd.
               ADR (Media & Services)........        437,112
                                                ------------
                                                   1,038,552
                                                ------------
              DENMARK -- 0.1%
      1,990   Tele Danmark AS (Utilities)....        147,152
                                                ------------
              FINLAND -- 3.3%
     18,345   Oy Nokia (Communications
               Equipment)....................      3,309,698
     21,070   UPM-Kymmene Group (Energy &
               Services).....................        844,739
                                                ------------
                                                   4,154,437
                                                ------------
              FRANCE -- 12.2%
      6,200   Air Liquids S.A. (Industrial
               Materials)....................      1,032,811
    *23,553   Aventis S.A. (Health Care).....      1,350,316
     13,150   AXA (Financial Services).......      1,824,147
     10,905   Banque National de Paris
               (BNP)(Financial Services).....      1,001,196
      5,100   Carrefour S.A. (Retail)........        935,958
      5,000   Compagnie de Saint-Gobain S.A.
               (Industrial Materials)........        935,647
     13,300   Compagnie Generale des
               Etablissements Michelin, Class
               B (Consumer Durables).........        519,893
      5,900   France Telecom S.A.
               (Utilities)...................        776,452
      1,700   L'Oreal (Consumer Non-
               Durables).....................      1,357,165
      3,000   Pinault-Printemps-Redoute S.A.
               (Retail)......................        787,808

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
              FRANCE -- (CONTINUED)
      8,400   Societe Generale S.A.
               (Financial Services)..........   $  1,944,864
      4,150   Suez Lyonnaise des Eaux S.A.
               (Utilities)...................        661,784
     16,288   Total Fina S.A., B Shares
               (Energy & Services)...........      2,163,125
                                                ------------
                                                  15,291,166
                                                ------------
              GERMANY -- 8.4%
     14,200   BASF AG (Industrial
               Materials)....................        738,675
      2,400   Bayerische Vereinsbank AG
               (Financial Services)..........        163,094
     10,100   Deutsche Bank AG (Financial
               Services).....................        852,882
     11,000   Deutsche Telekom AG
               (Utilities)...................        770,117
      3,300   Dresdner Bank AG (Financial
               Services).....................        178,279
     11,316   Linde AG (Manufacturing).......        621,543
     13,004   Mannesmann AG (Media &
               Services).....................      3,133,354
      4,939   Muenchener Rueckversicherungs-
               Gesellschaft AG (Financial
               Services).....................      1,252,442
     18,720   Siemens AG (Communications
               Equipment)....................      2,382,910
      9,200   Veba AG (Utilities)............        447,226
                                                ------------
                                                  10,540,522
                                                ------------
              HONG KONG -- 1.0%
     81,000   Cheung Kong (Holdings) Ltd.
               (Business Services)...........      1,028,972
     31,000   Swire Pacific Ltd. (Real
               Estate).......................        183,044
                                                ------------
                                                   1,212,016
                                                ------------
              INDIA -- 0.9%
      6,200   Gujarat Ambuja Cements Ltd.
               (Industrial Materials)........         48,670
     @5,100   Hindalco Industries Ltd., GDR
               (Industrial Materials)........        121,125
     @8,100   Larsen & Toubro Ltd., GDR
               (Business Services)...........        269,325
    @25,600   State Bank of India GDR
               (Financial Services)..........        312,320
    @16,300   Videsh Sanchar Nigam Ltd.
               (Utilities)...................        400,980
                                                ------------
                                                   1,152,420
                                                ------------
              IRELAND -- 0.5%
     56,840   Allied Irish Banks PLC
               (Financial Services)..........        643,769
                                                ------------
              ITALY -- 3.9%
     82,700   Mediaset S.p.A. (Media &
               Services).....................      1,279,826
    *69,000   San Paolo -- IMI S.p.A.
               (Financial Services)..........        932,951

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- (CONTINUED)
              ITALY -- (CONTINUED)
    155,400   Telecom Italia Mobile S.p.A.
               (Media & Services)............   $  1,727,351
     58,988   Telecom Italia S.p.A.
               (Utilities)...................        827,732
                                                ------------
                                                   4,767,860
                                                ------------
              JAPAN -- 21.9%
     64,000   Bank of Yokohama Ltd. (The)
               (Financial Services)..........        294,504
     88,000   Dai Nippon Printing Co., Ltd.
               (Media & Services)............      1,401,396
    130,000   Daiwa Bank Ltd. (The)
               (Financial Services)..........        381,026
     12,000   Eisai Co., Ltd. (Health
               Care).........................        230,374
      5,300   Fuji Machine Manufacturing Co.,
               Ltd. (Manufacturing)..........        426,671
     31,000   Fujisawa Pharmaceutical Co.
               (Health Care).................        751,111
      1,000   Fujitsu Support and Service,
               Inc. (Computers & Office
               Equipment)....................        489,472
    129,000   Hitachi Ltd. (Electronics).....      2,066,923
     20,000   Hoya Corp. (Health Care).......      1,572,956
     *7,700   Internet Initiative Japan, Inc.
               ADR (Software & Services).....        748,343
      3,000   Ito-Yokado Co., Ltd.
               (Retail)......................        325,338
        400   Itochu Techno-Science Co.
               (Communications Equipment)....        248,937
   *198,000   Marubeni Corp. (Business
               Services).....................        829,876
      8,800   Matsumotokiyoshi Co., Ltd.
               (Retail)......................        680,064
     48,000   Minebea Co., Ltd.
               (Electronics).................        822,079
     10,300   Nichiei Co., Ltd. (Financial
               Services).....................        223,398
    102,000   Nikko Securities Co., Ltd.
               (Financial Services)..........      1,288,515
         83   Nippon Telegraph & Telephone
               Corp. (Utilities).............      1,419,080
         48   NTT Mobile Communication
               Network, Inc. (Media &
               Services).....................      1,842,996
     69,000   Omron Corp. (Communications
               Equipment)....................      1,587,562
     22,000   Sharp Corp. (Computers & Office
               Equipment)....................        562,063
      3,000   Softbank Corp. (Software &
               Services).....................      2,866,493
     11,600   Sony Corp. (Media &
               Services).....................      3,433,929
      9,000   Takeda Chemical Industries Ltd.
               (Health Care).................        444,042
      5,300   Takefuji Corp. (Financial
               Services).....................        662,273
     44,000   Tokyo Style Co., Ltd.
               (Retail)......................        361,096

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
              JAPAN -- (CONTINUED)
      1,200   Trans Cosmos, Inc. (Computers &
               Office Equipment).............   $    511,161
     15,500   Uni-Charm Corp. (Consumer
               Non-Durables).................        891,944
                                                ------------
                                                  27,363,622
                                                ------------
              MEXICO -- 1.3%
      7,500   Fomento Economico Mexicano S.A.
               de C.V. (Food, Beverage &
               Tobacco)......................        333,750
      8,500   Grupo Televisa S.A. (Media &
               Services).....................        580,125
      6,500   Telefonos de Mexico S.A. ADR
               (Utilities)...................        731,250
                                                ------------
                                                   1,645,125
                                                ------------
              NETHERLANDS -- 6.9%
     29,800   Fortis Netherlands N.V.
               (Financial Services)..........      1,067,801
     20,766   ING Groep N.V. (Financial
               Services).....................      1,247,578
     22,815   Koninklijke KPN N.V.
               (Utilities)...................      2,215,860
     11,957   Koninklijke Philips Electronics
               N.V. (Electronics)............      1,617,909
    *10,100   KPNQwest N.V., Class C
               (Utilities)...................        643,875
     11,500   Royal Dutch Petroleum Co.
               (Energy & Services)...........        701,385
     *4,700   United Pan-Europe
               Communications N.V. (Media &
               Services).....................        598,273
     *4,000   United Pan-Europe
               Communications N.V. ADR, Class
               A (Media & Services)..........        510,000
                                                ------------
                                                   8,602,681
                                                ------------
              SINGAPORE -- 0.7%
     53,550   Overseas-Chinese Banking Corp.,
               Ltd. (Financial Services).....        491,784
     70,804   Overseas Union Bank Ltd., Class
               B (Financial Services)........        414,367
                                                ------------
                                                     906,151
                                                ------------
              SOUTH KOREA -- 1.6%
     12,000   Korea Telecom Corp.
               (Utilities)...................        897,000
    @12,500   Samsung Electronics GDR
               (Electronics).................        987,500
      1,200   Samsung Electronics GDR
               (Electronics).................        143,850
                                                ------------
                                                   2,028,350
                                                ------------
              SPAIN -- 3.9%
     10,300   Banco Popular Espanol S.A.
               (Financial Services)..........        668,459
     37,500   Endesa S.A. (Utilities)........        740,825
     16,300   Repsol YPF S.A. (Energy &
               Services).....................        376,089

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- (CONTINUED)
              SPAIN -- (CONTINUED)
     24,257   Telefonica S.A. ADR
               (Utilities)...................      1,911,810
                                                ------------
                                                   4,858,007
                                                ------------
              SWEDEN -- 2.1%
    *16,630   Hennes & Mauritz AB, Class B
               (Retail)......................        554,785
     32,670   Telefonaktiebolaget LM Ericsson
               (Communications Equipment)....      2,091,821
                                                ------------
                                                   2,646,606
                                                ------------
              SWITZERLAND -- 3.9%
      5,680   Credit Suisse Group (Financial
               Services).....................      1,123,061
        935   Holderbank Financiere Glarus AG
               (Bearer) (Industrial
               Materials)....................      1,273,354
        767   Nestle S.A. (Food, Beverage &
               Tobacco)......................      1,397,697
         90   Roche Holdings, Inc. (Health
               Care).........................      1,062,638
                                                ------------
                                                   4,856,750
                                                ------------
              THAILAND -- 0.1%
   *279,900   Siam Commercial Bank Warrants
               (Financial Services)..........        130,337
                                                ------------
              UNITED KINGDOM -- 12.3%
     25,900   Abbey National PLC (Financial
               Services).....................        413,255
     *7,400   Anglo American PLC (Industrial
               Materials)....................        486,008
      8,300   AstraZeneca Group PLC (Health
               Care).........................        343,524
      3,900   AstraZeneca Group PLC ADR
               (Health Care).................        162,825
     25,600   Barclays PLC (Financial
               Services).....................        736,894
    192,064   BP Amoco PLC (Energy &
               Services).....................      1,930,041
    137,300   British Airways PLC
               (Transportation)..............        891,784
     49,950   British Telecommunications PLC
               (Utilities)...................      1,207,565
    *15,900   China.com Corp. (Media &
               Services).....................      1,250,137
     60,600   Imperial Chemical Industries
               PLC (Industrial Materials)....        640,708
    236,900   Invensys PLC (Communications
               Equipment)....................      1,279,069

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
              UNITED KINGDOM -- (CONTINUED)
     34,300   National Westminster Bank PLC
               (Financial Services)..........   $    736,899
     30,600   Peninsular and Oriental Steam
               Navigation Co., (The)
               (Transportation)..............        506,989
     53,700   Prudential Corp. PLC (Financial
               Services).....................      1,051,561
     70,500   Scottish Power PLC
               (Utilities)...................        531,764
    286,300   Smith & Nephew PLC (Health
               Care).........................        969,002
     91,547   SmithKline Beecham PLC (Health
               Care).........................      1,161,189
     28,965   Standard Chartered PLC
               (Financial Services)..........        450,489
    112,500   Tomkins PLC (Food, Beverage &
               Tobacco)......................        364,445
     62,720   Vodafone AirTouch PLC (Media &
               Services).....................        308,564
                                                ------------
                                                  15,422,712
                                                ------------
              Total common stocks............   $112,258,307
                                                ============
 PRINCIPAL
  AMOUNT
-----------
              U.S. TREASURY BILLS -- 0.3%
$   150,000   4.665% due 01/06/00............   $    149,902
    100,000   4.75% due 01/06/00.............         99,934
     75,000   4.95% due 03/30/00.............         74,082
                                                ------------
                                                     323,918
                                                ------------
              REPURCHASE AGREEMENT -- 9.0%
 11,260,000   Interest in $1,811,499,000
               joint repurchase agreement
               dated 12/31/99 with State
               Street Bank 2.578% due
               01/03/00; maturity amount
               $11,262,420 (Collateralized by
               $728,431,000 U.S. Treasury
               Notes 4.875% - 8.00% due
               02/15/01 - 05/15/07,
               $791,479,000 U.S. Treasury
               Bonds 7.625% - 8.875% due
               02/15/07 - 08/15/21,
               $465,787,000 U.S. Treasury
               Strips 0.00% due
               05/15/10 - 05/15/20)..........     11,260,000
                                                ------------
              Total short-term securities....   $ 11,583,918
                                                ============

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                  MARKET
                                                  VALUE
                                               ------------
DIVERSIFICATION BY INDUSTRY:
Business Services....................   1.7%   $  2,128,173
Communications Equipment.............   8.7      10,899,997
Computers & Office Equipment.........   1.2       1,562,696
Consumer Durables....................   0.4         519,893
Consumer Non-Durables................   1.8       2,249,109
Electronics..........................   4.5       5,638,261
Energy & Services....................   5.1       6,401,561
Financial Services...................  16.5      20,488,145
Food, Beverage & Tobacco.............   1.7       2,095,892
Health Care..........................   6.4       8,047,977
Industrial Materials.................   6.0       7,561,975
Manufacturing........................   0.8       1,048,214
Media & Services.....................  13.8      17,104,503
Real Estate..........................   0.1         183,044
Retail...............................   2.9       3,645,049
Software & Services..................   2.9       3,614,836
Transportation.......................   1.1       1,398,773
Utilities............................  14.2      17,670,209
                                       ----    ------------
Total common stocks..................  89.8%   $112,258,307
                                       ====    ============

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
  $86,838,725)......................   89.8%   $112,258,307
Total short-term securities
  (cost $11,583,918)................    9.3      11,583,918
                                      -----    ------------
Total investment in securities
  (total cost $98,422,643)..........   99.1     123,842,225
Cash, receivables and other
  assets............................    1.6       1,967,245
Payable for securities purchased....   (0.2)       (188,149)
Payable for Fund shares redeemed....   (0.5)       (587,220)
                                      -----    ------------
Net assets..........................  100.0%   $125,034,101
                                      =====    ============


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 8,134,152
  shares outstanding........................   $      8,134
Paid-in surplus.............................     99,404,509
Distribution in excess of net investment
  income....................................       (310,754)
Accumulated undistributed net realized gain
  on investments............................        130,376
Unrealized appreciation of investments......     25,419,582
Unrealized appreciation of futures contracts
  #.........................................        403,124

                                                  MARKET
                                                  VALUE
                                               ------------
Unrealized depreciation of forward foreign
  currency contracts (See Note 2)+..........         (4,363)
Unrealized depreciation of other assets and
  liabilities in foreign currencies.........        (16,507)
                                               ------------
Net assets..................................   $125,034,101
                                               ============

Class A
  Net asset value per share
    ($63,281,468 / 4,101,416 shares outstanding)
    (125,000,000 shares authorized)................  $15.43
                                                     ======
  Maximum offering price per share
    ($15.42 / 94.5%)...............................  $16.33
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($22,835,362 / 1,505,198 shares
    outstanding) (75,000,000 shares authorized)....  $15.17
                                                     ======
Class C
  Net asset value per share ($13,513,934 / 895,025
    shares outstanding) (50,000,000 shares
    authorized)....................................  $15.10
                                                     ======
  Maximum offering price per share
    ($15.10 / 99.0%)...............................  $15.25
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($25,403,337 / 1,632,513 shares
    outstanding) (50,000,000 shares authorized)....  $15.56
                                                     ======

 * Non-income producing during the period.
@ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 1999, the market value of these securities amounted to $2,091,250 or 1.7% of net assets.
# The fund had 9 March 2000 NEW FTSE 100 Index Futures contracts, 10 March 2000
  CAC 40, 10 Euro Index Futures contracts, 6 March 2000 ASX All Ordinaries Share Price Index futures contracts, 4 January 2000 IBEX 35 Index Futures contracts, 9 March 2000 TOPIX Index Futures contracts, 56 January 2000 OMX Index Futures contracts, 3 March 2000 MIB 30 Index Futures contracts, 2 March 2000 DTB DAX Index Futures contracts, 1 January 2000 Hang Seng Index Futures contracts open as of December 31, 1999. These contracts had a market value of $5,803,390 as of December 31, 1999, and were collateralized by various U.S. Treasury obligations with a market value of $308,750.

      +FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 1999

                                                                                                                     UNREALIZED
                                                    TOTAL                 CONTRACT             DELIVERY             APPRECIATION
                  DESCRIPTION                    MARKET VALUE              AMOUNT                DATE              (DEPRECIATION)
-----------------------------------------------  ------------            ----------            --------            --------------
Australian Dollars (Buy)                          $  306,926             $  297,279            03/31/00               $  9,647
British Pounds (Buy)                                 969,934                967,146            03/17/00                  2,788
British Pounds (Buy)                                  61,480                 61,285            01/04/00                    195
Euro (Buy)                                           456,788                457,150            01/21/00                   (362)
Euro (Buy)                                           919,216                919,760            03/17/00                   (544)
Euro (Buy)                                           579,356                579,869            03/31/00                   (513)
Japanese Yen (Buy)                                 1,421,170              1,423,032            03/09/00                 (1,862)
Japanese Yen (Sell)                                   63,118                 63,245            01/04/00                    127
Swedish Krona (Buy)                                  674,772                688,611            01/28/00                (13,839)
                                                                                                                      --------
                                                                                                                      $ (4,363)
                                                                                                                      ========

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL LEADERS FUND

 STATEMENT OF NET ASSETS
 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- 89.7%
              AUSTRALIA -- 0.9%
     64,667   Rio Tinto PLC (Industrial
               Materials)....................   $  1,384,559
                                                ------------
              BRAZIL -- 1.5%
     18,300   Telecomunicacoes Brasileiras
               S.A. (Utilities)..............      2,351,550
                                                ------------
              CHINA -- 1.1%
   *276,000   China Telecom (Hong Kong) Ltd.
               (Media & Services)............      1,725,547
                                                ------------
              DENMARK -- 0.7%
     14,200   Tele Danmark AS (Utilities)....      1,050,033
                                                ------------
              FINLAND -- 2.6%
     15,220   Oy Nokia (Communications
               Equipment)....................      2,745,903
     32,749   UPM-Kymmene Group (Energy &
               Services).....................      1,312,974
                                                ------------
                                                   4,058,877
                                                ------------
              FRANCE -- 7.1%
    *20,105   Aventis S.A. (Health Care).....      1,152,653
     20,700   AXA (Financial Services).......      2,871,472
      9,600   Carrefour S.A. (Retail)........      1,761,804
      2,600   L'Oreal (Consumer Non-
               Durables).....................      2,075,665
      7,600   Societe Generale S.A.
               (Financial Services)..........      1,759,639
     11,030   Total Fina S.A., B Shares
               (Energy & Services)...........      1,464,837
                                                ------------
                                                  11,086,070
                                                ------------
              GERMANY -- 6.5%
     38,500   BASF AG (Industrial
               Materials)....................      2,002,747
     11,353   Deutsche Bank AG (Financial
               Services).....................        958,691
     29,000   Deutsche Telekom AG
               (Utilities)...................      2,030,311
     12,610   Mannesmann AG (Media &
               Services).....................      3,038,419
     17,480   Siemens AG (Communications
               Equipment)....................      2,225,068
                                                ------------
                                                  10,255,236
                                                ------------
              ITALY -- 1.1%
    154,100   Telecom Italia Mobile S.p.A.
               (Media & Services)............      1,712,901
                                                ------------
              JAPAN -- 9.5%
     16,000   Hoya Corp. (Health Care).......      1,258,365
     11,000   Ito-Yokado Co., Ltd.
               (Retail)......................      1,192,906
     72,000   Minebea Co., Ltd.
               (Electronics).................      1,233,119
     98,000   Nikko Securities Co., Ltd.
               (Financial Services)..........      1,237,985
         46   NTT Mobile Communication
               Network, Inc. (Media &
               Services).....................      1,766,205
     48,000   Omron Corp. (Communications
               Equipment)....................      1,104,391

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
              JAPAN -- (CONTINUED)
      3,600   Softbank Corp. (Software &
               Services).....................   $  3,439,791
     12,170   Sony Corp. (Media &
               Services).....................      3,602,666
                                                ------------
                                                  14,835,428
                                                ------------
              MEXICO -- 0.8%
     19,400   Grupo Televisa S.A. (Media &
               Services).....................      1,324,050
                                                ------------
              NETHERLANDS -- 4.5%
     27,800   ING Groep N.V. (Financial
               Services).....................      1,670,166
     13,449   Koninklijke Philips Electronics
               N.V. (Electronics)............      1,819,792
     24,200   Royal Dutch Petroleum Co.
               (Energy & Services)...........      1,475,958
    *15,900   United Pan-Europe
               Communications N.V. ADR (Media
               & Services)...................      2,027,250
                                                ------------
                                                   6,993,166
                                                ------------
              SOUTH KOREA -- 1.3%
     16,900   Samsung Electronics GDR
               (Electronics).................      2,025,887
                                                ------------
              SPAIN -- 1.5%
     91,710   Telefonica S.A. (Utilities)....      2,279,641
                                                ------------
              SWEDEN -- 1.0%
     24,640   Telefonaktiebolaget LM Ericsson
               (Communications Equipment)....      1,577,669
                                                ------------
              SWITZERLAND -- 0.8%
        100   Roche Holdings, Inc. (Health
               Care).........................      1,180,709
                                                ------------
              TAIWAN -- 1.2%
    *41,700   Taiwan Semiconductor
               Manufacturing Co., Ltd. ADR
               (Electronics).................      1,876,500
                                                ------------
              UNITED KINGDOM -- 5.9%
    231,300   BP Amoco PLC (Energy &
               Services).....................      2,324,321
    *25,600   China.com Corp. (Media &
               Services).....................      2,012,800
    *39,700   COLT Telecom Group PLC
               (Utilities)...................      2,044,304
     87,500   Prudential Corp. PLC (Financial
               Services).....................      1,713,438
        722   Psion PLC (Computers & Office
               Equipment)....................         30,115
    340,200   Smith & Nephew PLC (Health
               Care).........................      1,151,430
                                                ------------
                                                   9,276,408
                                                ------------
              UNITED STATES OF
               AMERICA -- 41.7%
    *21,700   3Com Corp. (Communications
               Equipment)....................      1,019,900
    *14,600   America Online, Inc. (Media &
               Services).....................      1,101,387

 THE HARTFORD GLOBAL LEADERS FUND

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- (CONTINUED)
              UNITED STATES OF AMERICA -- (CONTINUED)
     18,200   American Express Co. (Financial
               Services).....................   $  3,025,750
     11,000   American International Group,
               Inc. (Financial Services).....      1,189,375
    *21,600   Amgen, Inc. (Health Care)......      1,297,350
    *23,600   AMR Corp. (Transportation).....      1,581,200
    *43,600   AT&T -- Liberty Media Group,
               Class A (Media & Services)....      2,474,300
     *2,100   Broadcom Corp., Class A
               (Communications Equipment)....        571,987
    *14,440   Cisco Systems, Inc.
               (Communications Equipment)....      1,546,885
     34,710   Citigroup, Inc. (Financial
               Services).....................      1,928,574
     *5,700   CMGI, Inc. (Media &
               Services).....................      1,578,187
     40,500   Colgate-Palmolive Co. (Consumer
               Non-Durables).................      2,632,500
    *13,700   Computer Sciences Corp.
               (Software & Services).........      1,296,362
     12,900   Corning, Inc.
               (Manufacturing)...............      1,663,293
    *16,300   Echostar Communications Corp.,
               Class A (Media & Services)....      1,589,250
     19,000   Exxon Mobil Corp. (Energy &
               Services).....................      1,530,687
     19,100   Gannett Co., Inc. (Media &
               Services).....................      1,557,843
     21,980   General Electric Co.
               (Electronics).................      3,401,405
     10,500   Goldman Sachs Group, Inc.
               (Financial Services)..........        988,968
     24,750   Home Depot, Inc. (The)
               (Retail)......................      1,696,921
    *24,800   Immunex Corp. (Health Care)....      2,715,600
     34,100   Intel Corp. (Electronics)......      2,806,856
     11,300   International Business Machines
               Corp. (Computers & Office
               Equipment)....................      1,220,400
     23,800   Kimberly-Clark Corp. (Consumer
               Non-Durables).................      1,552,950
     20,590   Marsh & McLennan Cos., Inc.
               (Financial Services)..........      1,970,205
     40,780   McDonald's Corp. (Retail)......      1,643,943
     35,600   McGraw-Hill Cos., Inc. (The)
               (Media & Services)............      2,193,876
    *15,270   MCI WorldCom, Inc.
               (Utilities)...................        810,264
    *34,600   McLeodUSA, Inc., Class A
               (Utilities)...................      2,037,075
    *16,000   Microsoft Corp. (Software &
               Services).....................      1,868,000
      8,700   Morgan Stanley Dean Witter &
               Co. (Financial Services)......      1,241,925

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
              UNITED STATES OF AMERICA -- (CONTINUED)
     *8,400   NTL, Inc. (Utilities)..........   $  1,047,900
    *18,500   Oracle Corp. (Software &
               Services).....................      2,073,156
     25,600   Phelps Dodge Corp. (Industrial
               Materials)....................      1,718,400
     28,160   Wal-Mart Stores, Inc.
               (Retail)......................      1,946,560
     57,300   Walt Disney Co. (The) (Media &
               Services).....................      1,676,025
     14,100   Warner-Lambert Co. (Health
               Care).........................      1,155,318
     30,300   Weyerhaeuser Co. (Industrial
               Materials)....................      2,175,918
                                                ------------
                                                  65,526,495
                                                ------------
              Total common stocks............   $140,520,726
                                                ============
 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM SECURITIES -- 8.5%
              REPURCHASE AGREEMENT -- 8.5%
$13,356,000   Interest in $1,811,499,000
               joint repurchase agreement
               dated 12/31/99 with State
               Street Bank
               2.578% due 01/03/00; maturity
               amount $13,358,870
               (Collateralized by
               $728,431,000 U.S. Treasury
               Notes 4.875% - 8.00% due
               02/15/01 - 05/15/07,
               $791,479,000 U.S. Treasury
               Bonds 7.625% - 8.875% due
               02/15/07 - 08/15/21,
               $465,787,000 U.S. Treasury
               Strips 0.00% due
               05/15/10 - 05/15/20)..........   $ 13,356,000
                                                ------------
              Total short-term securities....   $ 13,356,000
                                                ============

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
  $111,458,110).....................    89.7%  $140,520,726
Total short-term securities (cost
  $13,356,000)......................     8.5     13,356,000
                                       -----   ------------
Total investment in securities
  (total cost $124,814,110).........    98.2    153,876,726
Cash, receivables and other
  assets............................     3.6      5,696,860
Payable for securities purchased....    (1.8)    (2,825,199)
Payable for Fund shares redeemed....    (0.0)       (47,092)
Other liabilities...................    (0.0)       (46,347)
                                       -----   ------------
Net assets..........................   100.0%  $156,654,948
                                       =====   ============

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                  MARKET
                                                  VALUE
                                               ------------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 8,469,910
  shares outstanding........................   $      8,470
Paid-in surplus.............................    126,000,092
Distribution in excess of net investment
  income....................................        (30,227)
Accumulated undistributed net realized gain
  on investments............................      1,618,907
Unrealized appreciation of investments......     29,062,616
Unrealized depreciation of forward foreign
  currency contracts (See Note 2)+..........        (10,482)
Unrealized appreciation of other assets and
  liabilities in foreign currencies.........          5,572
                                               ------------
Net assets..................................   $156,654,948
                                               ============

Class A
  Net asset value per share
    ($84,632,247 / 4,559,491 shares outstanding)
    (125,000,000 shares authorized)................  $18.56
                                                     ======
  Maximum offering price per share
    ($18.56 / 94.5%)...............................  $19.64
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($24,587,561 / 1,336,197 shares
    outstanding) (75,000,000 shares authorized)....  $18.40
                                                     ======
Class C
  Net asset value per share
    ($43,012,361 / 2,337,404 shares outstanding)
    (50,000,000 shares authorized).................  $18.40
                                                     ======
  Maximum offering price per share
    ($18.40 / 99.0%)...............................  $18.59
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($4,422,779 / 236,818 shares
    outstanding) (50,000,000 shares authorized)....  $18.68
                                                     ======

                                                  MARKET
                                                  VALUE
                                               ------------
DIVERSIFICATION BY INDUSTRY:
Communications Equipment............     6.9%  $ 10,791,803
Computers & Office Equipment........     0.8      1,250,515
Consumer Non-Durables...............     4.0      6,261,115
Electronics.........................     8.4     13,163,559
Energy & Services...................     5.2      8,108,777
Financial Services..................    13.1     20,556,188
Health Care.........................     6.3      9,911,425
Industrial Materials................     4.6      7,281,624
Manufacturing.......................     1.1      1,663,293
Media & Services....................    18.8     29,380,706
Retail..............................     5.3      8,242,134
Software & Services.................     5.5      8,677,309
Transportation......................     1.0      1,581,200
Utilities...........................     8.7     13,651,078
                                       -----   ------------
         Total common stocks........    89.7%  $140,520,726
                                       =====   ============

* Non-income producing during the period.

      +FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT DECEMBER 31, 1999

                                                                                                                 UNREALIZED
                                                TOTAL                 CONTRACT             DELIVERY            (DEPRECIATION)
                DESCRIPTION                  MARKET VALUE              AMOUNT                DATE               APPRECIATION
-------------------------------------------  ------------            ----------            --------            --------------
British Pounds (Buy)                          $1,657,255             $1,663,219            01/05/00               $ (5,964)
British Pounds (Buy)                              30,451                 30,560            01/10/00                   (109)
Euro (Buy)                                       375,395                380,938            01/31/00                 (5,543)
Japanese Yen (Sell)                              358,558                359,278            01/04/00                    720
Japanese Yen (Sell)                               95,747                 96,161            01/05/00                    414
                                                                                                                  --------
                                                                                                                  $(10,482)
                                                                                                                  ========

 THE HARTFORD STOCK FUND

 STATEMENT OF NET ASSETS
 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                  MARKET
  SHARES                                          VALUE
-----------                                   --------------
COMMON STOCKS -- 93.6%
              AEROSPACE & DEFENSE -- 1.2%
    275,200   United Technologies Corp. ...   $   17,888,000
                                              --------------
              COMMUNICATIONS EQUIPMENT -- 10.6%
    *50,000   Broadcom Corp., Class A......       13,618,750
   *376,800   Cisco Systems, Inc. .........       40,364,700
   *168,400   Global Crossing Ltd. ........        8,420,000
    *65,400   JDS Uniphase Corp. ..........       10,549,837
    438,400   Lucent Technologies, Inc. ...       32,797,800
    231,200   Motorola, Inc. ..............       34,044,200
    130,000   Nokia Corp. ADR..............       24,700,000
                                              --------------
                                                 164,495,287
                                              --------------
              COMPUTERS & OFFICE EQUIPMENT -- 2.5%
    258,200   International Business
               Machines Corp. .............       27,885,614
    450,000   Xerox Corp. .................       10,209,375
                                              --------------
                                                  38,094,989
                                              --------------
              CONSUMER NON-DURABLES -- 1.1%
    100,000   Gillette Co. (The)...........        4,118,750
    120,000   Procter & Gamble Co. (The)...       13,147,500
                                              --------------
                                                  17,266,250
                                              --------------
              CONSUMER SERVICES -- 0.2%
    214,150   ServiceMaster Co. (The) .....        2,636,721
                                              --------------
              ELECTRONICS -- 6.2%
    309,900   General Electric Co. ........       47,957,025
    266,500   Intel Corp. .................       21,936,281
    *67,400   PMC-Sierra, Inc. ............       10,805,062
    154,300   Texas Instruments, Inc. .....       14,947,812
                                              --------------
                                                  95,646,180
                                              --------------
              ENERGY & SERVICES -- 7.1%
    327,300   Anadarko Petroleum Corp. ....       11,169,112
    514,800   Exxon Mobil Corp. ...........       41,473,575
    254,400   Royal Dutch Petroleum Co. ...       15,375,300
    310,000   Schlumberger Ltd. ...........       17,437,500
    309,500   Texaco, Inc..................       16,809,718
     60,016   Transocean Sedco Forex,
               Inc. .......................        2,021,789
    193,200   Unocal Corp..................        6,484,275
                                              --------------
                                                 110,771,269
                                              --------------
              FINANCIAL SERVICES -- 11.4%
    220,000   American General Corp. ......       16,692,500
    170,437   American International Group,
               Inc. .......................       18,428,500
    711,300   Associates First Capital
               Corp., Class A..............       19,516,293
    427,598   Citigroup, Inc. .............       23,758,413
    200,900   Fannie Mae...................       12,543,693
    409,500   Franklin Resources, Inc. ....       13,129,593
    350,000   Marsh & McLennan Cos.,
               Inc. .......................       33,490,625
    171,400   Merrill Lynch & Co., Inc. ...       14,311,900
    240,800   State Street Corp. ..........       17,593,450
    223,700   U.S. Bancorp.................        5,326,856
                                              --------------
                                                 174,791,823
                                              --------------

                                                  MARKET
  SHARES                                          VALUE
-----------                                   --------------
              FOOD, BEVERAGE & TOBACCO -- 3.1%
    564,400   PepsiCo, Inc. ...............   $   19,895,100
    450,800   Philip Morris Co., Inc. .....       10,452,925
   *515,900   Safeway, Inc. ...............       18,346,693
                                              --------------
                                                  48,694,718
                                              --------------
              HEALTH CARE -- 9.9%
    390,300   Abbott Laboratories..........       14,172,768
    500,000   American Home Products
               Corp. ......................       19,718,750
    200,000   Baxter International,
               Inc. .......................       12,562,500
    190,000   Bristol-Myers Squibb Co. ....       12,195,625
    299,300   Cardinal Health, Inc. .......       14,328,987
    163,200   Guidant Corp. ...............        7,670,400
    180,000   Johnson & Johnson Co. .......       16,762,500
    302,800   Merck & Co., Inc. ...........       20,306,525
    609,900   Pfizer, Inc. ................       19,783,631
    202,400   Warner-Lambert Co. ..........       16,584,150
                                              --------------
                                                 154,085,836
                                              --------------
              INDUSTRIAL MATERIALS -- 4.5%
    200,000   Alcoa, Inc. .................       16,600,000
     50,000   Dow Chemical Co. (The).......        6,681,250
    170,000   du Pont (E.I.) de Nemours &
               Co. ........................       11,198,750
    175,000   Monsanto Co. ................        6,234,375
    229,100   Praxair, Inc. ...............       11,526,593
    240,000   Weyerhaeuser Co..............       17,235,000
                                              --------------
                                                  69,475,968
                                              --------------
              MANUFACTURING -- 3.8%
    300,000   Caterpillar, Inc. ...........       14,118,750
    170,000   Corning, Inc. ...............       21,919,375
    200,000   Illinois Tool Works, Inc. ...       13,512,500
    260,000   Tyco International Ltd. .....       10,107,500
                                              --------------
                                                  59,658,125
                                              --------------
              MEDIA & SERVICES -- 6.8%
   *250,000   America Online, Inc. ........       18,859,375
   *350,000   American Tower Corp., Class
               A...........................       10,696,875
   *450,000   AT&T -- Liberty Media Group,
               Class A.....................       25,537,500
   *354,500   CBS Corp. ...................       22,665,843
    340,000   Gannett Co., Inc. ...........       27,731,250
                                              --------------
                                                 105,490,843
                                              --------------
              RETAIL -- 6.1%
    397,600   CVS Corp. ...................       15,879,150
    315,000   Home Depot, Inc. (The).......       21,597,187
    580,000   McDonald's Corp. ............       23,381,250
    500,000   Wal-Mart Stores, Inc. .......       34,562,500
                                              --------------
                                                  95,420,087
                                              --------------
              SOFTWARE & SERVICES -- 8.9%
    250,000   Automatic Data Processing,
               Inc. .......................       13,468,750
   *180,000   Computer Sciences Corp. .....       17,032,500
    210,000   Electronic Data Systems
               Corp. ......................       14,056,875
   *462,700   Microsoft Corp. .............       54,020,225
   *260,100   Oracle Corp. ................       29,147,456
    *73,350   VERITAS Software Corp. ......       10,498,218
                                              --------------
                                                 138,224,024
                                              --------------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                  MARKET
  SHARES                                          VALUE
-----------                                   --------------
COMMON STOCKS -- (CONTINUED)
              TRANSPORTATION -- 2.2%
   *317,900   AMR Corp. ...................   $   21,299,300
    430,000   CSX Corp. ...................       13,491,250
                                              --------------
                                                  34,790,550
                                              --------------
              UTILITIES -- 8.0%
    482,000   AT&T Corp. ..................       24,461,500
    366,100   Bell Atlantic Corp. .........       22,538,031
   *830,367   MCI WorldCom, Inc. ..........       44,061,348
    682,900   SBC Communications, Inc. ....       33,291,375
                                              --------------
                                                 124,352,254
                                              --------------
              Total common stocks..........   $1,451,782,924
                                              ==============
 PRINCIPAL
  AMOUNT
-----------
              REPURCHASE AGREEMENT -- 5.4%
$84,374,000   Interest in $1,811,499,000
               joint
              repurchase agreement dated
               12/31/99 with State Street
               Bank 2.578% due 01/03/00;
               maturity amount $84,392,133
               (Collateralized by
               $728,431,000 U.S. Treasury
               Notes 4.875% - 8.00% due
               02/15/01 - 05/15/07,
               $791,479,000 U.S. Treasury
               Bonds 7.625% - 8.875% due
               02/15/07 - 08/15/21,
               $465,787,000 U.S. Treasury
               Strips 0.00% due 05/15/10 -
               05/15/20)...................   $   84,374,000
                                              --------------
              Total short-term
               securities..................   $   84,374,000
                                              ==============

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
  $1,217,267,293)..................    93.6%  $1,451,782,924
Total short-term securities (cost
  $84,374,000).....................     5.4       84,374,000
                                      -----   --------------
Total investment in securities
  (total cost $1,301,641,293)......    99.0    1,536,156,924
Cash, receivables and other
  assets...........................     1.1       17,666,840
Payable for Fund shares redeemed...    (0.1)      (1,459,176)
Other liabilities..................    (0.0)        (587,805)
                                      -----   --------------
Net assets.........................   100.0%  $1,551,776,783
                                      =====   ==============

                                                 MARKET
                                                 VALUE
                                             --------------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized;
  66,452,340 shares outstanding...........   $       66,452
Paid-in surplus...........................    1,299,504,939
Accumulated undistributed net realized
  gain on investments.....................       17,689,761
Unrealized appreciation of investments....      234,515,631
                                             --------------
Net assets................................   $1,551,776,783
                                             ==============

Class A
  Net asset value per share
    ($752,763,394 / 31,849,086 shares outstanding)
    (125,000,000 shares authorized)................  $23.64
                                                     ======
  Maximum offering price per share
    ($23.64 / 94.5%)...............................  $25.01
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($462,318,437 / 20,048,768
    shares outstanding) (75,000,000 shares
    authorized)....................................  $23.06
                                                     ======
Class C
  Net asset value per share
    ($305,566,162 / 13,256,995 shares outstanding)
    (50,000,000 shares authorized).................  $23.05
                                                     ======
  Maximum offering price per share
    ($23.05 / 99.0%)...............................  $23.28
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($31,128,790 / 1,297,487 shares
    outstanding) (50,000,000 shares authorized)....  $23.99
                                                     ======

* Non-income producing during the period.

 THE HARTFORD GROWTH AND INCOME FUND

 STATEMENT OF NET ASSETS
 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
----------                                      ------------
COMMON STOCKS -- 97.5%
             AEROSPACE & DEFENSE -- 2.9%
    17,500   Honeywell International,
              Inc. ..........................   $  1,009,531
    40,100   United Technologies Corp. ......      2,606,500
                                                ------------
                                                   3,616,031
                                                ------------
             COMMUNICATIONS EQUIPMENT -- 8.6%
   *16,900   3Com Corp.......................        794,300
    *3,000   Broadcom Corp., Class A.........        817,125
   *28,600   Cisco Systems, Inc. ............      3,063,775
   *10,100   Global Crossing Ltd. ...........        505,000
    *2,800   JDS Uniphase Corp. .............        451,675
    20,200   Lucent Technologies, Inc. ......      1,511,212
    19,100   Motorola, Inc. .................      2,812,475
    *7,050   Sprint Corp. (PCS Group)........        722,625
                                                ------------
                                                  10,678,187
                                                ------------
             COMPUTERS & OFFICE EQUIPMENT -- 6.8%
   *24,300   Adaptec, Inc. ..................      1,211,985
    *1,500   Dell Computer Corp. ............         76,500
   *18,000   EMC Corp. ......................      1,966,500
    18,000   Hewlett-Packard Co. ............      2,050,875
    30,000   International Business
              Machines Corp. ................      3,240,000
                                                ------------
                                                   8,545,860
                                                ------------
             CONSUMER NON-DURABLES -- 3.1%
    38,100   Kimberly-Clark Corp. ...........      2,486,025
    12,900   Procter & Gamble Co. (The)......      1,413,356
                                                ------------
                                                   3,899,381
                                                ------------
             ELECTRONICS -- 5.6%
   *10,100   Analog Devices, Inc. ...........        939,300
    23,000   General Electric Co. ...........      3,559,250
    24,800   Intel Corp. ....................      2,041,350
    *5,200   Micron Technology, Inc. ........        404,300
                                                ------------
                                                   6,944,200
                                                ------------
             ENERGY & SERVICES -- 4.0%
     6,100   Atlantic Richfield Co. .........        527,650
    35,100   Conoco, Inc., Class B...........        873,112
     6,900   Exxon Mobil Corp. ..............        555,881
     9,000   Kerr-McGee Corp. ...............        558,000
    18,300   Noble Affiliates, Inc. .........        392,306
    17,000   Royal Dutch Petroleum Co. ......      1,027,437
     8,700   Texaco, Inc. ...................        472,518
    47,000   Union Pacific Resources
              Group, Inc. ...................        599,250
                                                ------------
                                                   5,006,154
                                                ------------
             FINANCIAL SERVICES -- 11.3%
     6,825   American International Group,
              Inc. ..........................   $    737,953
    27,100   Associates First Capital Corp.,
              Class A........................        743,556
     4,700   Chase Manhattan Corp. (The).....        365,131
     8,300   CIGNA Corp. ....................        668,668
    66,000   Citigroup, Inc. ................      3,667,125
    18,700   Conseco, Inc. ..................        334,262
    38,100   Cullen/Frost Bankers, Inc. .....        981,075
    22,600   Edwards (A.G.) & Sons, Inc. ....        724,612

                                                   MARKET
  SHARES                                           VALUE
----------                                      ------------
             FINANCIAL
             SERVICES -- (CONTINUED)
    23,400   Fannie Mae......................   $  1,461,037
    10,500   Lincoln National Corp. .........        420,000
     9,000   Merrill Lynch & Co., Inc. ......        751,500
     5,200   Morgan Stanley Dean Witter &
              Co. ...........................        742,300
    35,100   Pacific Century Financial
              Corp. .........................        655,931
    20,800   U.S. Bancorp....................        495,300
    16,100   UnionBanCal Corp. ..............        634,943
    10,100   Wachovia Corp. .................        686,800
                                                ------------
                                                  14,070,193
                                                ------------
             FOOD, BEVERAGE & TOBACCO -- 4.3%
    22,200   Anheuser-Busch Companies,
              Inc. ..........................      1,573,425
    10,100   Bestfoods.......................        530,881
     7,800   Coca-Cola Co. (The).............        454,350
    28,400   PepsiCo, Inc. ..................      1,001,100
    53,200   Philip Morris Co., Inc. ........      1,233,575
   *17,000   Safeway, Inc. ..................        604,562
                                                ------------
                                                   5,397,893
                                                ------------
             HEALTH CARE -- 8.5%
    27,500   Abbott Laboratories.............        998,593
    14,100   American Home Products Corp. ...        556,068
    10,200   Baxter International, Inc. .....        640,687
    *4,400   Biogen, Inc. ...................        371,800
   *16,900   Boston Scientific Corp. ........        369,687
    11,300   Bristol-Myers Squibb Co. .......        725,318
    22,000   Cardinal Health, Inc. ..........      1,053,250
    *3,500   Genentech, Inc. ................        470,750
   *21,400   Genzyme Corp. ..................        963,000
    *7,200   Gilead Sciences, Inc. ..........        389,700
    *8,700   Immunex Corp. ..................        952,650
    15,600   Johnson & Johnson Co. ..........      1,452,750
     9,500   Merck & Co., Inc. ..............        637,093
     9,000   United HealthCare Corp. ........        478,125
     6,000   Warner-Lambert Co. .............        491,625
                                                ------------
                                                  10,551,096
                                                ------------
             INDUSTRIAL MATERIALS -- 5.3%
     7,000   Alcoa, Inc. ....................        581,000
    39,200   Engelhard Corp. ................        739,900
   *52,200   Freeport-McMoRan Copper & Gold,
              Inc., Class A..................        968,962
   *42,600   Grace (W.R.) & Co. .............        591,075
    11,000   International Paper Co. ........        620,812
    36,800   Monsanto Co. ...................      1,311,000
    12,200   Sigma-Aldrich Corp. ............        366,762
     7,000   Temple-Inland, Inc. ............        461,562
    13,200   Weyerhaeuser Co. ...............        947,925
                                                ------------
                                                   6,588,998
                                                ------------
             MANUFACTURING -- 4.4%
    18,000   Corning, Inc. ..................   $  2,320,875
    35,778   Delphi Automotive Systems
              Corp. .........................        563,503
     5,200   Eaton Corp. ....................        377,650
     6,100   Illinois Tool Works, Inc. ......        412,131
    10,100   Parker-Hannifin Corp. ..........        518,256
    32,900   Tyco International Ltd. ........      1,278,987
                                                ------------
                                                   5,471,402
                                                ------------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
----------                                      ------------
COMMON STOCKS -- (CONTINUED)
             MEDIA & SERVICES -- 5.2%
   *23,800   America Online, Inc. ...........   $  1,795,412
   *11,800   American Tower Corp., Class A...        360,637
   *23,400   AT&T -- Liberty Media Group,
              Class A........................      1,327,950
    *7,300   Echostar Communications Corp.,
              Class A........................        711,750
    18,000   Gannett Co., Inc. ..............      1,468,125
     6,000   Knight-Ridder, Inc. ............        357,000
    10,500   Scripps (E.W.) Co. (The), Class
              A..............................        470,531
                                                ------------
                                                   6,491,405
                                                ------------
             RETAIL -- 7.1%
    30,100   Darden Restaurants, Inc. .......        545,562
    14,900   Dayton-Hudson Corp. ............      1,094,218
    42,900   Home Depot, Inc. (The)..........      2,941,331
    20,000   May Department Stores Co. ......        645,000
    53,600   Wal-Mart Stores, Inc. ..........      3,705,100
                                                ------------
                                                   8,931,211
                                                ------------
             SOFTWARE & SERVICES -- 9.9%
   *12,200   BISYS Group, Inc. (The).........        796,050
    *9,000   BMC Software, Inc. .............        719,437
    14,000   First Data Corp. ...............        690,375
   *62,900   Microsoft Corp. ................      7,343,575
   *20,100   Oracle Corp. ...................      2,252,456
   *16,500   Sterling Software, Inc. ........        519,750
                                                ------------
                                                  12,321,643
                                                ------------
             TRANSPORTATION -- 1.0%
   *10,100   AMR Corp. ......................        676,700
    12,200   USFreightways Corp. ............        584,075
                                                ------------
                                                   1,260,775
                                                ------------
             UTILITIES -- 9.2%
    53,950   AT&T Corp. .....................      2,737,962
    14,700   Bell Atlantic Corp. ............        904,968
     9,500   BellSouth Corp. ................        444,718
    27,500   El Paso Energy Corp. ...........      1,067,343
    14,800   Enron Corp. ....................        656,750
   *42,900   MCI WorldCom, Inc. .............      2,276,381
    33,309   SBC Communications, Inc. .......      1,623,823
     6,100   Sprint Corp. (FON Group)........        410,606
    42,400   Unicom Corp. ...................      1,420,400
                                                ------------
                                                  11,542,951
                                                ------------

                                                   MARKET
  SHARES                                           VALUE
----------                                      ------------
             WASTE MANAGEMENT -- 0.3%
    22,800   Waste Management, Inc. .........   $    391,875
                                                ------------
             Total common stocks.............   $121,709,255
                                                ============
PRINCIPAL
  AMOUNT
----------
             REPURCHASE AGREEMENT -- 3.1%
$3,843,000   Interest in $1,811,499,000 joint
              repurchase agreement dated
              12/31/99 with State Street Bank
              2.578% due 01/03/00; maturity
              amount $3,843,826
              (Collateralized by $728,431,000
              U.S. Treasury Notes
              4.875% - 8.00% due
              02/15/01 - 05/15/07,
              $791,479,000 U.S. Treasury
              Bonds 7.625% -  8.875% due
              02/15/07 - 08/15/21,
              $465,787,000 U.S. Treasury
              Strips 0.00% due
              05/15/10 - 05/15/20)...........   $  3,843,000
                                                ------------
             Total short-term securities.....   $  3,843,000
                                                ============

DIVERSIFICATION OF NET ASSETS:
Total common stocks
  (cost $108,721,838)...............    97.5%  $121,709,255
Total short-term securities
  (cost $3,843,000).................     3.1      3,843,000
                                       -----   ------------
Total investment in securities
  (total cost $112,564,838).........   100.6    125,552,255
Cash, receivables and other
  assets............................     2.1      2,580,395
Payable for securities purchased....    (2.6)    (3,133,644)
Payable for Fund shares redeemed....    (0.0)       (45,249)
Other liabilities...................    (0.1)       (70,640)
                                       -----   ------------
Net assets..........................   100.0%  $124,883,117
                                       =====   ============

 THE HARTFORD GROWTH AND INCOME FUND

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                  MARKET
                                                  VALUE
                                               ------------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 9,139,121
  shares outstanding........................   $      9,139
Paid-in surplus.............................    110,085,611
Accumulated undistributed net realized gain
  on investments............................      1,765,581
Unrealized appreciation of investments......     12,987,417
Unrealized appreciation of futures contracts
  ++........................................         35,369
                                               ------------
Net assets..................................   $124,883,117
                                               ============

Class A
  Net asset value per share
    ($74,764,276 / 5,449,296 shares outstanding)
    (125,000,000 shares authorized)................  $13.72
                                                     ======
  Maximum offering price per share
    ($13.72 / 94.5%)...............................  $14.52
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($20,374,643 / 1,500,183 shares
    outstanding) (75,000,000 shares authorized)....  $13.58
                                                     ======
Class C
  Net asset value per share
    ($29,264,506 / 2,154,944 shares outstanding)
    (50,000,000 shares authorized).................  $13.58
                                                     ======
  Maximum offering price per share
    ($13.58 / 99.0%)...............................  $13.72
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($479,692 / 34,698 shares
    outstanding) (50,000,000 shares authorized)....  $13.83
                                                     ======

* Non-income producing during the period.

++ The Fund had 3 March 2000 Standard & Poor's 500 Futures contracts open as of
   December 31, 1999. These contracts had a value of $1,113,150 as of December 31, 1999 and were collateralized by $56,250 of cash.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD DIVIDEND AND GROWTH FUND

 STATEMENT OF NET ASSETS
 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- 93.7%
              AEROSPACE & DEFENSE -- 5.1%
     53,700   Honeywell International,
               Inc. .........................   $  3,097,818
    286,900   United Technologies Corp. .....     18,648,500
                                                ------------
                                                  21,746,318
                                                ------------
              BUSINESS SERVICES -- 0.2%
     26,000   Viad Corp. ....................        724,750
                                                ------------
              COMPUTERS & OFFICE EQUIPMENT -- 1.7%
     44,100   International Business Machines
               Corp. ........................      4,762,824
     35,000   Pitney Bowes, Inc. ............      1,690,937
     41,100   Xerox Corp. ...................        932,456
                                                ------------
                                                   7,386,217
                                                ------------
              CONSUMER DURABLES -- 1.4%
     50,900   Ford Motor Co. ................      2,719,968
     27,200   General Motors Corp. ..........      1,977,100
     26,100   TRW, Inc. .....................      1,355,568
                                                ------------
                                                   6,052,636
                                                ------------
              CONSUMER NON-DURABLES -- 5.0%
     25,800   Avon Products, Inc. ...........        851,400
     65,800   Clorox Co. (The)...............      3,314,675
     61,800   Colgate-Palmolive Co. .........      4,017,000
     92,300   Kimberly-Clark Corp. ..........      6,022,575
     53,600   Procter & Gamble Co. (The).....      5,872,550
     52,300   Stanley Works (The)............      1,575,537
                                                ------------
                                                  21,653,737
                                                ------------
              CONSUMER SERVICES -- 0.3%
     20,000   Eastman Kodak Co. .............      1,325,000
                                                ------------
              ELECTRONICS -- 4.5%
    117,600   General Electric Co. ..........     18,198,600
    *21,700   White Electronic Designs
               Corp. ........................      1,178,581
                                                ------------
                                                  19,377,181
                                                ------------
              ENERGY & SERVICES -- 9.8%
     79,900   Chevron Corp. .................      6,921,337
    115,396   Conoco, Inc., Class B..........      2,870,475
    125,960   Exxon Mobil Corp. .............     10,147,652
    320,500   Repsol YPF S.A. ADR............      7,451,625
    149,100   Suncor Energy, Inc. ...........      6,224,925
    121,200   Total Fina S.A. ADR............      8,393,100
                                                ------------
                                                  42,009,114
                                                ------------
              FINANCIAL SERVICES -- 18.2%
     57,700   Bank One Corp. ................      1,850,006
     38,535   Bear Stearns Cos., Inc.
               (The).........................      1,647,371
     48,400   CIGNA Corp. ...................      3,899,225
    339,325   Citigroup, Inc. ...............     18,853,745
     93,900   Edwards (A.G.) & Sons, Inc. ...      3,010,668
    145,100   Fannie Mae.....................      9,059,681
    105,200   Marsh & McLennan Cos., Inc. ...     10,066,325
    156,000   National Commerce
               Bancorporation................      3,539,250
    181,900   Pacific Century Financial
               Corp. ........................      3,399,256
     68,400   People's Bank..................      1,444,950
    108,500   Pinnacle West Capital Corp. ...      3,316,031

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
              FINANCIAL
               SERVICES -- (CONTINUED)
    325,300   U.S. Bancorp...................   $  7,746,206
     76,800   UnionBanCal Corp. .............      3,028,800
     72,300   Wachovia Corp. ................      4,916,400
     47,200   XL Capital Ltd., Class A.......      2,448,500
                                                ------------
                                                  78,226,414
                                                ------------
              FOOD, BEVERAGE & TOBACCO --5.3%
     77,700   Heinz (H.J.) Co. ..............      3,093,431
     67,400   Hershey Foods Corp. ...........      3,201,500
    181,500   McCormick & Co., Inc. .........      5,399,625
    140,500   PepsiCo, Inc. .................      4,952,625
    203,600   Philip Morris Co., Inc. .......      4,720,975
    426,399   Southcorp Ltd. ................      1,498,278
                                                ------------
                                                  22,866,434
                                                ------------
              HEALTH CARE -- 8.5%
     70,800   Abbott Laboratories............      2,570,925
     86,200   American Home Products
               Corp. ........................      3,399,512
     54,500   AstraZeneca Group PLC ADR......      2,275,375
     99,600   Baxter International, Inc. ....      6,256,125
     28,900   Bristol-Myers Squibb Co. ......      1,855,018
     54,700   Cardinal Health, Inc. .........      2,618,762
     34,800   Merck & Co., Inc. .............      2,333,775
    139,900   Pharmacia & Upjohn, Inc. ......      6,295,500
    109,600   Warner-Lambert Co. ............      8,980,350
                                                ------------
                                                  36,585,342
                                                ------------
              INDUSTRIAL MATERIALS -- 4.5%
    119,600   Abitibi-Consolidated, Inc. ....      1,420,250
     28,500   Air Products & Chemicals,
               Inc. .........................        956,531
     23,200   Akzo Nobel N.V. ADR............      1,154,200
     55,700   Alcoa, Inc. ...................      4,623,100
     28,800   Cabot Corp. ...................        586,800
     50,364   du Pont (E.I.) de Nemours &
               Co. ..........................      3,317,728
     17,500   Eastman Chemical Co. ..........        834,531
     14,600   International Paper Co. .......        823,987
     43,900   Temple-Inland, Inc. ...........      2,894,656
     37,700   Weyerhaeuser Co. ..............      2,707,331
                                                ------------
                                                  19,319,114
                                                ------------
              MANUFACTURING -- 5.2%
     27,600   Caterpillar, Inc. .............      1,298,925
   *139,200   CNH Global N.V. ...............      1,853,100
     98,600   Corning, Inc. .................     12,713,237
     36,500   Eaton Corp. ...................      2,650,812
     37,600   Minnesota Mining &
               Manufacturing Co. ............      3,680,100
                                                ------------
                                                  22,196,174
                                                ------------
              MEDIA & SERVICES -- 1.5%
     81,100   Gannett Co., Inc. .............      6,614,718
                                                ------------
              REAL ESTATE -- 2.1%
     95,300   Archstone Communities Trust
               (REIT)........................      1,953,650
     67,300   Equity Office Properties Trust
               (REIT)........................      1,657,262
     52,700   Kimco Realty Corp. (REIT)......      1,785,212

 THE HARTFORD DIVIDEND AND GROWTH FUND

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
COMMON STOCKS -- (CONTINUED)
              REAL ESTATE -- (CONTINUED)
     74,600   Liberty Property Trust
               (REIT)........................   $  1,809,050
     24,600   Spieker Properties, Inc.
               (REIT)........................        896,362
     35,600   Starwood Hotels & Resorts
               Worldwide, Inc. ..............        836,600
                                                ------------
                                                   8,938,136
                                                ------------
              RETAIL -- 2.6%
    171,825   Intimate Brands, Inc., Class
               A.............................      7,409,953
    121,350   May Department Stores Co. .....      3,913,537
                                                ------------
                                                  11,323,490
                                                ------------
              SOFTWARE & SERVICES -- 0.9%
     55,000   Electronic Data Systems
               Corp. ........................      3,681,562
       *901   Microsoft Corp. ...............        105,191
                                                ------------
                                                   3,786,753
                                                ------------
              TRANSPORTATION -- 0.7%
     66,300   USFreightways Corp. ...........      3,174,112
                                                ------------
              UTILITIES -- 16.2%
    259,050   AT&T Corp. ....................     13,146,787
    204,834   Bell Atlantic Corp. ...........     12,610,093
     33,750   Columbia Energy Group..........      2,134,687
     39,200   Dominion Resources, Inc. ......      1,538,600
     95,500   DQE, Inc. .....................      3,306,687
     34,100   Duke Energy Corp. .............      1,709,262
     32,200   Edison International...........        843,237
     89,800   El Paso Energy Corp. ..........      3,485,362
     83,700   Endesa S.A. ADR................      1,689,693
     50,500   Enron Corp. ...................      2,240,937
     48,000   GPU, Inc. .....................      1,437,000
    *46,134   MCI WorldCom, Inc. ............      2,447,985
     50,600   Montana Power Co. (The)........      1,824,762
     62,800   Peco Energy Co. ...............      2,182,300
    234,350   SBC Communications, Inc. ......     11,424,562
     61,200   Sprint Corp. (FON Group).......      4,119,525
     83,100   Unicom Corp. ..................      2,783,850
     47,500   UtiliCorp United, Inc. ........        923,281
                                                ------------
                                                  69,848,610
                                                ------------
              Total common stocks............   $403,154,250
                                                ============
CONVERTIBLE PREFERRED STOCKS -- 1.7%
              MEDIA & SERVICES -- 1.1%
 @1,200,000   American Tower Corp.
               6.25% due 10/15/09............   $  1,683,000
  1,830,000   Tribune Co.
               2.00% due 05/15/29............      2,909,700
                                                ------------
                                                   4,592,700
                                                ------------

                                                   MARKET
  SHARES                                           VALUE
-----------                                     ------------
              UTILITIES -- 0.6%
    @36,000   Qwest TrENDS Trust
               5.75% due 11/17/03............   $  2,547,000
      7,400   Texas Utilities Co.
               9.25% due 08/16/02............        322,825
                                                ------------
                                                   2,869,825
                                                ------------
              Total convertible preferred
               stocks........................   $  7,462,525
                                                ============
 PRINCIPAL
  AMOUNT
-----------
              FINANCIAL SERVICES -- 1.0%
$   286,500   Morgan Stanley Dean Witter &
               Co. (Reset PERQS)
               6.00% due 03/15/01............   $  2,292,000
     20,000   Salomon Smith Barney Holdings,
               Inc. (ELKS)
               3.25% due 10/06/00............      2,080,000
                                                ------------
              Total equity linked notes......   $  4,372,000
                                                ============
SHORT-TERM SECURITIES -- 3.1%
              REPURCHASE AGREEMENT -- 3.1%
 13,404,000   Interest in $1,811,499,000
               joint repurchase agreement
               dated 12/31/99 with State
               Street Bank 2.578% due
               01/03/00; maturity amount
               $13,406,881 (Collateralized by
               $728,431,000 U.S. Treasury
               Notes 4.875% -
               8.00% due 02/15/01 - 05/15/07,
               $791,479,000 U.S. Treasury
               Bonds 7.625% - 8.875% due
               02/15/07 - 08/15/21,
               $465,787,000 U.S. Treasury
               Strips
               0.00% due
               05/15/10 -05/15/20)...........   $ 13,404,000
                                                ------------
              Total short-term securities....   $ 13,404,000
                                                ============

DIVERSIFICATION OF NET ASSETS:
Total common stocks
  (cost $368,466,910)...............    93.7%  $403,154,250
Total convertible preferred stocks
  (cost $5,871,591).................     1.7      7,462,525
Total equity linked notes (See Note
  2(h))
  (cost $4,319,053).................     1.0      4,372,000
Total short-term securities
  (cost $13,404,000)................     3.1     13,404,000
                                       -----   ------------
Total investment in securities
  (total cost $392,061,554).........    99.5    428,392,775
Cash, receivables and other
  assets............................     0.7      2,949,654
Payable for Fund shares redeemed....    (0.2)      (672,270)
Other liabilities...................    (0.0)      (154,594)
                                       -----   ------------
Net assets..........................   100.0%  $430,515,565
                                       =====   ============

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                  MARKET
                                                  VALUE
                                               ------------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 25,636,700
  shares outstanding........................   $     25,637
Paid-in surplus.............................    392,634,099
Distribution in excess of net investment
  income....................................       (178,759)
Accumulated undistributed net realized gain
  on investments............................      1,702,338
Unrealized appreciation of investments......     36,331,221
Unrealized appreciation of other assets and
  liabilities in foreign currencies.........          1,029
                                               ------------
Net assets..................................   $430,515,565
                                               ============

Class A
  Net asset value per share
    ($242,053,703 / 14,366,432 shares outstanding)
    (125,000,000 shares authorized)................  $16.85
                                                     ======
  Maximum offering price per share
    ($16.85 / 94.5%)...............................  $17.83
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($121,977,135 / 7,306,288
    shares outstanding) (75,000,000 shares
    authorized)....................................  $16.69
                                                     ======
Class C
  Net asset value per share
    ($42,868,749 / 2,571,469 shares outstanding)
    (50,000,000 shares authorized).................  $16.67
                                                     ======
  Maximum offering price per share
    ($16.67 / 99.0%)...............................  $16.84
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($23,615,978 / 1,392,511 shares
    outstanding) (50,000,000 shares authorized)....  $16.96
                                                     ======

 * Non-income producing during the period.
@ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 1999, the market value of these securities amounted to $4,230,000 or 1.0% of net assets.

 THE HARTFORD ADVISERS FUND

 STATEMENT OF NET ASSETS
 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                  MARKET
  SHARES                                          VALUE
-----------                                   --------------
COMMON STOCKS -- 62.0%
              AEROSPACE & DEFENSE -- 0.8%
    209,600   United Technologies Corp. ...   $   13,624,000
                                              --------------
                                                  13,624,000
                                              --------------
              COMMUNICATIONS EQUIPMENT -- 7.1%
    *40,000   Broadcom Corp., Class A......       10,895,000
   *243,450   Cisco Systems, Inc. .........       26,079,581
   *111,400   Global Crossing Ltd. ........        5,570,000
    *46,800   JDS Uniphase Corp. ..........        7,549,425
    310,200   Lucent Technologies, Inc. ...       23,206,837
    163,600   Motorola, Inc. ..............       24,090,100
    100,000   Nokia Corp. ADR..............       19,000,000
                                              --------------
                                                 116,390,943
                                              --------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 1.6%
    172,500   International Business
               Machines Corp. .............       18,630,025
    331,800   Xerox Corp. .................        7,527,712
                                              --------------
                                                  26,157,737
                                              --------------
              CONSUMER NON-DURABLES -- 0.8%
     50,000   Gillette Co. (The)...........        2,059,375
     95,900   Procter & Gamble Co. (The)...       10,507,043
                                              --------------
                                                  12,566,418
                                              --------------
              CONSUMER SERVICES -- 0.1%
    123,750   ServiceMaster Co. (The)......        1,523,671
                                              --------------
              ELECTRONICS -- 3.9%
    216,900   General Electric Co. ........       33,565,275
    177,500   Intel Corp. .................       14,610,468
    *46,200   PMC-Sierra, Inc. ............        7,406,437
     91,000   Texas Instruments, Inc. .....        8,815,625
                                              --------------
                                                  64,397,805
                                              --------------
              ENERGY & SERVICES -- 4.8%
    260,000   Anadarko Petroleum Corp. ....        8,872,500
    340,500   Exxon Mobil Corp. ...........       27,431,531
    200,000   Royal Dutch Petroleum Co. ...       12,087,500
    220,000   Schlumberger Ltd. ...........       12,375,000
    204,700   Texaco, Inc. ................       11,117,768
     42,592   Transocean Sedco Forex,
               Inc. .......................        1,434,818
    165,800   Unocal Corp. ................        5,564,662
                                              --------------
                                                  78,883,779
                                              --------------
              FINANCIAL SERVICES -- 7.5%
    160,000   American General Corp. ......       12,140,000
    132,187   American International Group,
               Inc. .......................       14,292,719
    502,800   Associates First Capital
               Corp., Class A..............       13,795,575
    312,875   Citigroup, Inc. .............       17,384,117
    148,000   Fannie Mae...................        9,240,750
    320,000   Franklin Resources, Inc. ....       10,260,000
    217,500   Marsh & McLennan Cos.,
               Inc. .......................       20,812,031
    120,700   Merrill Lynch & Co., Inc. ...       10,078,450

                                                  MARKET
  SHARES                                          VALUE
-----------                                   --------------
              FINANCIAL
               SERVICES -- (CONTINUED)
    170,000   State Street Corp. ..........   $   12,420,625
    100,500   U.S. Bancorp.................        2,393,156
                                              --------------
                                                 122,817,423
                                              --------------
              FOOD, BEVERAGE & TOBACCO -- 2.2%
    388,900   PepsiCo, Inc. ...............       13,708,725
    320,500   Philip Morris Co., Inc. .....        7,431,593
   *408,900   Safeway, Inc. ...............       14,541,506
                                              --------------
                                                  35,681,824
                                              --------------
              HEALTH CARE -- 6.9%
    270,000   Abbott Laboratories..........        9,804,375
    366,200   American Home Products
               Corp. ......................       14,442,012
    150,000   Baxter International,
               Inc. .......................        9,421,875
    160,000   Bristol-Myers Squibb Co. ....       10,270,000
    230,000   Cardinal Health, Inc. .......       11,011,250
    123,700   Guidant Corp. ...............        5,813,900
    140,000   Johnson & Johnson Co. .......       13,037,500
    220,800   Merck & Co., Inc. ...........       14,807,400
    418,200   Pfizer, Inc. ................       13,565,362
    143,800   Warner-Lambert Co. ..........       11,782,612
                                              --------------
                                                 113,956,286
                                              --------------
              INDUSTRIAL MATERIALS -- 3.3%
    140,200   Alcoa, Inc. .................       11,636,600
     70,000   Dow Chemical Co. (The).......        9,353,750
    100,000   du Pont (E.I.) de Nemours &
               Co. ........................        6,587,500
    130,000   Monsanto Co. ................        4,631,250
    197,900   Praxair, Inc. ...............        9,956,843
    160,000   Weyerhaeuser Co. ............       11,490,000
                                              --------------
                                                  53,655,943
                                              --------------
              MANUFACTURING -- 2.4%
    200,000   Caterpillar, Inc. ...........        9,412,500
    100,000   Corning, Inc. ...............       12,893,750
    140,000   Illinois Tool Works, Inc. ...        9,458,750
    200,000   Tyco International Ltd. .....        7,775,000
                                              --------------
                                                  39,540,000
                                              --------------
              MEDIA & SERVICES -- 3.9%
   *140,000   America Online, Inc. ........       10,561,250
   *260,000   American Tower Corp., Class
               A...........................        7,946,250
   *260,000   AT&T -- Liberty Media Group,
               Class A.....................       14,755,000
   *220,000   CBS Corp. ...................       14,066,250
    210,000   Gannett Co., Inc. ...........       17,128,125
                                              --------------
                                                  64,456,875
                                              --------------
              RETAIL -- 4.4%
    303,300   CVS Corp. ...................       12,113,043
    291,000   Home Depot, Inc. (The).......       19,951,687
    400,000   McDonald's Corp. ............       16,125,000
    342,200   Wal-Mart Stores, Inc. .......       23,654,575
                                              --------------
                                                  71,844,305
                                              --------------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                  MARKET
  SHARES                                          VALUE
-----------                                   --------------
COMMON STOCKS -- (CONTINUED)
                SOFTWARE & SERVICES -- 6.1%
    200,000   Automatic Data Processing,
               Inc. .......................   $   10,775,000
   *130,000   Computer Sciences Corp. .....       12,301,250
    161,900   Electronic Data Systems
               Corp. ......................       10,837,181
   *331,500   Microsoft Corp. .............       38,702,625
   *173,300   Oracle Corp. ................       19,420,431
    *52,500   VERITAS Software Corp. ......        7,514,062
                                              --------------
                                                  99,550,549
                                              --------------
              TRANSPORTATION -- 1.5%
   *212,400   AMR Corp. ...................       14,230,800
    320,000   CSX Corp. ...................       10,040,000
                                              --------------
                                                  24,270,800
                                              --------------
              UTILITIES -- 4.7%
    332,050   AT&T Corp. ..................       16,851,537
    180,000   Bell Atlantic Corp. .........       11,081,250
   *549,267   MCI WorldCom, Inc. ..........       29,145,480
    422,900   SBC Communications, Inc. ....       20,616,375
                                              --------------
                                                  77,694,642
                                              --------------
              Total common stocks..........   $1,017,013,000
                                              ==============
 PRINCIPAL
  AMOUNT
-----------
CORPORATE NOTES -- 9.8%
              COMMUNICATIONS EQUIPMENT -- 0.1%
$ 2,000,000   Motorola, Inc.
               7.60% due 01/01/07..........   $    2,006,092
                                              --------------
              COMPUTERS & OFFICE
              EQUIPMENT -- 0.1%
  2,000,000   Pitney Bowes, Inc.
               5.50% due 04/15/04..........        1,887,976
                                              --------------
              CONSUMER DURABLES -- 0.3%
  3,000,000   Ford Motor Co.
               6.625% due 10/01/28.........        2,609,064
  2,000,000   General Motors Corp.
               6.75% due 05/01/28..........        1,771,284
                                              --------------
                                                   4,380,348
                                              --------------
              CONSUMER NON-DURABLES -- 0.1%
  2,000,000   Colgate-Palmolive Co.
               5.58% due 11/06/08..........        1,777,108
                                              --------------
              ENERGY & SERVICES -- 0.3%
  1,360,000   Conoco, Inc.
               5.90% due 04/15/04..........        1,296,732
  4,000,000   Tosco Corp.
               9.625% due 03/15/02.........        4,160,440
                                              --------------
                                                   5,457,172
                                              --------------
              FINANCIAL SERVICES -- 4.3%
  3,000,000   ACE INA Holdings
               8.30% due 08/15/06..........        2,995,611
  2,000,000   Allmerica Financial Corp.
               7.625% due 10/15/25.........        1,878,890

 PRINCIPAL                                        MARKET
  AMOUNT                                          VALUE
-----------                                   --------------
              FINANCIAL
               SERVICES -- (CONTINUED)
$ 2,000,000   Allstate Corp. (The)
               6.75% due 05/15/18..........   $    1,787,448
  1,900,000   Allstate Corp. (The)
               6.75% due 06/15/03..........        1,854,846
  1,420,000   Amerus Life Holdings
               6.95% due 06/15/05..........        1,290,784
  3,000,000   Apache Finance Property Ltd.
               7.00% due 03/15/09..........        2,830,578
  2,000,000   Associated Corp. of North
               America
               6.00% due 07/15/05..........        1,872,328
  3,000,000   Bank One Corp.
               6.875% due 08/01/06.........        2,905,896
    500,000   BankAmerica Corp.
               7.875% due 12/01/02.........          509,864
  2,000,000   Bayerische Landesbank (NY)
               5.65% due 02/01/09..........        1,755,322
  1,000,000   CIGNA Corp.
               6.375% due 01/15/06.........          925,223
  1,260,000   CIGNA Corp.
               7.40% due 05/15/07..........        1,218,656
 @2,370,000   Development Bank of Singapore
               7.875% due 08/10/09.........        2,333,056
  2,000,000   Equitable Cos., Inc.
               7.00% due 04/01/28..........        1,788,920
    500,000   Finova Capital Corp.
               6.39% due 10/08/02..........          486,353
  1,000,000   First Union National Bank
               5.80% due 12/01/08..........          882,640
  1,000,000   Fleet Financial Group
               6.875% due 01/15/28.........          879,911
    500,000   Heller Financial
               6.382% due 11/10/00.........          497,744
 @2,000,000   Jackson National Life
               Insurance Co.
               8.15% due 03/15/27..........        1,958,558
 @2,000,000   John Hancock Surplus Notes
               7.375% due 02/15/24.........        1,848,706
  2,755,000   Key Bank N.A.
               5.80% due 04/01/04..........        2,585,663
  1,000,000   Liberty Financial Co.
               6.75% due 11/15/08..........          921,425
 @5,000,000   Liberty Mutual Insurance
               8.20% due 05/04/07..........        5,029,065
  1,000,000   MBIA, Inc.
               7.00% due 12/15/25..........          893,195
  1,000,000   NationsBank Corp.
               7.80% due 09/15/16..........        1,000,049
 @2,000,000   New England Mutual Life
               Insurance
               7.875% due 02/15/24.........        1,943,716
 @2,000,000   Prudential Funding Corp.
               6.75% due 09/15/23..........        1,719,360
  2,055,000   Sprint Capital Corp.
               6.125% due 11/15/08.........        1,863,071
  2,000,000   Torchmark Corp.
               8.25% due 08/15/09..........        1,997,094

 THE HARTFORD ADVISERS FUND

 STATEMENT OF NET ASSETS
 DECEMBER 31, 1999
--------------------------------------------------------------------------------

 PRINCIPAL                                        MARKET
  AMOUNT                                          VALUE
-----------                                   --------------
CORPORATE NOTES -- (CONTINUED)
              FINANCIAL
               SERVICES -- (CONTINUED)
$ 2,000,000   Toyota Motor Credit Corp.
               5.50% due 12/15/08..........   $    1,740,360
  2,000,000   Transamerica Financial
               6.125% due 11/01/01.........        1,961,436
  4,000,000   TXU Eastern Funding
               6.45% due 05/15/05..........        3,767,548
 @5,000,000   USAA Capital Corp.
               6.90% due 11/01/02..........        4,961,835
  3,000,000   Wachovia Corp.
               5.625% due 12/15/08.........        2,611,530
  5,000,000   Wells Fargo & Co.
               6.50% due 09/03/02..........        4,943,700
                                              --------------
                                                  70,440,381
                                              --------------
              FOOD, BEVERAGE & TOBACCO -- 0.3%
  2,000,000   Hershey Foods Corp.
               7.20% due 08/15/27..........        1,862,922
  3,000,000   Whitman Corp.
               6.375% due 05/01/09.........        2,751,567
                                              --------------
                                                   4,614,489
                                              --------------
              HEALTH CARE -- 0.3%
  2,000,000   American Home Products Corp.
               7.25% due 03/01/23..........        1,874,956
  2,000,000   Becton, Dickinson & Co.
               6.70% due 08/01/28..........        1,736,760
  1,000,000   United HealthCare Corp.
               6.60% due 12/01/03..........          964,519
                                              --------------
                                                   4,576,235
                                              --------------
              INDUSTRIAL MATERIALS -- 1.4%
  2,000,000   Alcan Aluminum Ltd.
               7.25% due 11/01/28..........        1,818,088
  2,000,000   Archer-Daniels-Midland Co.
               8.125% due 06/01/12.........        2,063,366
    500,000   ICI Wilmington
               6.95% due 09/15/04..........          487,332
 @3,000,000   Monsanto Co.
               6.60% due 12/01/28 .........        2,578,203
  1,000,000   Praxair, Inc.
               6.15% due 04/15/03 .........          963,953
  2,000,000   Rockwell International Corp.
               6.70% due 01/15/28..........        1,754,016
  4,000,000   Rohm & Haas Co.
               7.40% due 07/15/09..........        3,969,848
  2,500,000   USX Corp.
               6.65% due 02/01/06..........        2,366,007
  4,000,000   Vulcan Materials Co.
               5.75% due 04/01/04..........        3,810,076
  3,000,000   Washington Post Co.
               5.50% due 02/15/09..........        2,637,573
    500,000   Williams Cos., Inc. (The)
               6.50% due 11/15/02..........          489,748
                                              --------------
                                                  22,938,210
                                              --------------

 PRINCIPAL                                        MARKET
  AMOUNT                                          VALUE
-----------                                   --------------
              MANUFACTURING -- 0.5%
$ 2,000,000   Danaher Corp.
               6.00% due 10/15/08..........   $    1,798,602
  5,000,000   Eaton Corp.
               6.95% due 11/15/04..........        4,890,030
  2,000,000   Parker Hannifin Corp.
               5.65% due 09/15/03..........        1,897,680
                                              --------------
                                                   8,586,312
                                              --------------
              MEDIA & SERVICES -- 0.0%
    500,000   Scripps (E.W.) Co. (The)
               6.375% due 10/15/02.........          491,924
                                              --------------
              RETAIL -- 1.1%
  4,000,000   Albertson's, Inc.
               6.55% due 08/01/04..........        3,897,456
  1,345,000   Dayton-Hudson Corp.
               5.875% due 11/01/08.........        1,214,245
  2,000,000   Gap, Inc. (The)
               6.90% due 09/15/07..........        1,933,412
 @5,000,000   Home Depot, Inc. (The)
               6.50% due 09/15/04..........        4,901,750
  6,000,000   Wal-Mart Stores, Inc.
               6.875% due 08/10/09.........        5,840,748
                                              --------------
                                                  17,787,611
                                              --------------
              SOFTWARE & SERVICES -- 0.1%
  1,000,000   Computer Associates
               International, Inc.
               6.50% due 04/15/08..........          902,753
                                              --------------
              UTILITIES -- 0.9%
  4,000,000   Alabama Power Co.
               7.125% due 08/15/04.........        3,973,416
  3,000,000   AT&T Corp.
               6.50% due 03/15/29..........        2,568,466
  4,000,000   Duke Energy Corp.
               5.375% due 01/01/09.........        3,447,604
  4,000,000   National Fuel & Gas
               6.00% due 03/01/09..........        3,512,736
  1,000,000   New York Telephone Co.
               6.00% due 04/15/08..........          901,482
 @1,150,000   Northern Border Pipeline
               7.75% due 09/01/09..........        1,124,551
                                              --------------
                                                  15,528,257
                                              --------------
              Total corporate notes........   $  161,374,868
                                              ==============
U.S. TREASURIES & FEDERAL AGENCIES -- 21.3%
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 1.9%
$28,990,631   6.00% due
               06/15/28 - 01/15/29.........   $   26,396,730
  4,815,805   6.50% due
               04/15/26 - 12/15/28.........        4,523,846
  1,065,419   7.00% due
               07/15/23 - 04/15/26.........        1,034,686
                                              --------------
                                                  31,955,262
                                              --------------
              U.S. TREASURY BONDS -- 3.0%
 53,000,000   6.25% due 08/15/23...........       49,985,625
                                              --------------
              U.S. TREASURY NOTES -- 16.4%
  9,500,000   4.625% due 12/31/00..........        9,363,437
 16,300,000   4.875% due 03/31/01..........       16,045,312

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 PRINCIPAL                                        MARKET
  AMOUNT                                          VALUE
-----------                                   --------------
U.S. TREASURIES & FEDERAL AGENCIES -- (CONTINUED)
              U.S. TREASURY
              NOTES -- (CONTINUED)
$21,000,000   5.25% due 05/31/01...........   $   20,737,500
 20,000,000   5.625% due 05/15/08..........       18,812,500
 63,000,000   5.75% due
               06/30/01 - 04/30/03.........       62,240,640
 24,750,000   5.875% due 11/15/05..........       24,030,715
 19,800,000   6.125% due 08/15/07..........       19,298,822
 24,550,000   6.375% due 08/15/02..........       24,596,031
 50,550,000   6.50% due
               08/15/05 - 10/15/06.........       50,466,905
 21,750,000   7.50% due
               11/15/01 - 02/15/05.........       22,353,281
                                              --------------
                                                 267,945,143
                                              --------------
              Total U.S. treasuries &
               federal agencies............   $  349,886,030
                                              ==============
SHORT-TERM SECURITIES -- 5.9%
              REPURCHASE AGREEMENT -- 5.9%
 97,056,000   Interest in $1,811,499,000
               joint repurchase agreement
               dated 12/31/99 with State
               Street Bank 2.578% due
               01/03/00; maturity amount
               $97,076,858 (Collateralized
               by $728,431,000 U.S.
               Treasury Notes 4.875% -
               8.00% due
               02/15/01 - 05/15/07,
               $791,479,000 U.S. Treasury
               Bonds 7.625% - 8.875% due
               02/15/07 - 08/15/21,
               $465,787,000 U.S. Treasury
               Strips 0.00% due 05/15/10 -
               05/15/20)...................   $   97,056,000
                                              --------------
              Total short-term
               securities..................   $   97,056,000
                                              ==============

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
  $842,860,707)....................    62.0%  $1,017,013,000
Total corporate notes (cost
  $173,612,219)....................     9.8      161,374,868
Total U.S. treasuries & federal
  agencies (cost $363,583,897).....    21.3      349,886,030
Total short-term securities (cost
  $97,056,000).....................     5.9       97,056,000
                                      -----   --------------
Total investment in securities
  (total cost $1,477,112,823)......    99.0    1,625,329,898
Cash, receivables and other
  assets...........................     1.1       17,905,660
Payable for Fund shares redeemed...    (0.1)      (2,402,593)
Other liabilities..................    (0.0)        (595,258)
                                      -----   --------------
Net assets.........................   100.0%  $1,640,237,707
                                      =====   ==============

                                                 MARKET
                                                 VALUE
                                             --------------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  400,000,000 shares authorized;
  96,641,770 shares outstanding...........   $       96,642
Paid-in surplus...........................    1,474,256,378
Accumulated undistributed net investment
  income..................................          278,931
Accumulated undistributed net realized
  gain on investments.....................       17,388,681
Unrealized appreciation of investments....      148,217,075
                                             --------------
Net assets................................   $1,640,237,707
                                             ==============

Class A
  Net asset value per share
    ($693,135,747 / 40,723,334 shares outstanding)
    (175,000,000 shares authorized)................  $17.02
                                                     ======
  Maximum offering price per
    share($17.02 / 94.5%)..........................  $18.01
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($555,337,645 / 32,927,308
    shares outstanding) (75,000,000 shares
    authorized)....................................  $16.87
                                                     ======
Class C
  Net asset value per share
    ($323,631,470 / 19,019,796 shares outstanding)
    (50,000,000 shares authorized).................  $17.02
                                                     ======
  Maximum offering price per
    share($17.02 / 99.0%)..........................  $17.19
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($68,132,845 / 3,971,332 shares
    outstanding) (100,000,000 shares authorized)...  $17.16
                                                     ======

 * Non-income producing during the period.

@Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 1999, the market value of these securities amounted to $28,398,800 or 1.7% of net assets.

 THE HARTFORD HIGH YIELD FUND

 STATEMENT OF NET ASSETS
 DECEMBER 31, 1999
--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
$    100,000   DLJ Commercial Mortgage Corp.,
                Series 1998-CF1, Class B2
                7.33% due 01/15/10............   $    86,014
                                                 -----------
               Total collateralized mortgage
                obligations...................   $    86,014
                                                 ===========
CORPORATE NOTES -- 88.2%
               AEROSPACE & DEFENSE -- 0.9%
   @$450,000   Condor Systems, Inc.
                11.875% due 05/01/09..........       338,062
                                                 -----------
               COMMUNICATIONS EQUIPMENT -- 1.4%
    @207,000   Global Crossing Ltd.
                9.50% due 11/15/09............       203,895
     175,000   Global Crossing Ltd.
                9.625% due 05/15/08...........       175,000
     100,000   Jones Intercable, Inc.
                10.50% due 03/01/08...........       105,578
                                                 -----------
                                                     484,473
                                                 -----------
               COMPUTERS & OFFICE EQUIPMENT -- 1.3%
     422,000   UNISYS Corp.
                12.00% due 04/15/03...........       450,485
                                                 -----------
               CONSUMER DURABLES -- 1.5%
     125,000   Simmons Co.
                10.25% due 03/15/09...........       118,281
    @400,000   Tenneco Automotive, Inc.
                11.625% due 10/15/09..........       408,000
                                                 -----------
                                                     526,281
                                                 -----------
               CONSUMER SERVICES -- 1.1%
     200,000   Regal Cinemas, Inc.
                9.50% due 06/01/08............       151,000
     250,000   Six Flags Entertainment Corp.
                8.875% due 04/01/06...........       244,062
                                                 -----------
                                                     395,062
                                                 -----------
               ELECTRONICS -- 0.3%
     100,000   Advanced Micro Devices, Inc.
                11.00% due 08/01/03...........        99,750
                                                 -----------
               ENERGY & SERVICES -- 11.4%
     150,000   Belco Oil & Gas Corp.
                8.875% due 09/15/07...........       143,250
     175,000   Clark Refining & Marketing,
                Inc.
                8.375% due 11/15/07...........       108,500
     150,000   Clark Refining & Marketing,
                Inc.
                8.625% due 08/15/08...........        93,000
     225,000   CMS Energy Corp.
                6.75% due 01/15/04............       208,621
      50,000   CODA Energy, Inc.
                10.50% due 04/01/06...........        51,250
     325,000   Cogentrix Energy, Inc.
                8.75% due 10/15/08............       309,968
      50,000   Cross Timbers Oil Co.
                8.75% due 11/01/09............        47,750
      50,000   Gulf Canada Resources Ltd.
                8.375% due 11/15/05...........        48,500
     100,000   Gulf Canada Resources Ltd.
                9.625% due 07/01/05...........       102,500

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
               ENERGY &
                SERVICES -- (CONTINUED)
$    100,000   Newpark Resources, Inc.
                8.625% due 12/15/07...........   $    93,000
     103,000   Nuevo Energy Co.
                9.50% due 06/01/08............       102,227
    @450,000   Plains Resources, Inc.
                10.25% due 03/15/06...........       436,500
     650,000   Pogo Producing Co.
                10.375% due 02/15/09..........       669,500
     150,000   R&B Falcon Corp.
                6.50% due 04/15/03............       137,250
     100,000   R&B Falcon Corp.
                7.375% due 04/15/18...........        77,500
     525,000   R&B Falcon Corp.
                11.375% due 03/15/09..........       561,750
     425,000   Seagull Energy Corp.
                7.50% due 09/15/27............       349,196
     100,000   Tesoro Petroleum Corp.
                9.00% due 07/01/08............        95,500
     400,000   Tuboscope, Inc.
                7.50% due 02/15/08............       332,000
     125,000   Vintage Petroleum, Inc.
                9.75% due 06/30/09............       127,812
                                                 -----------
                                                   4,095,574
                                                 -----------
               FINANCIAL SERVICES -- 0.7%
     250,000   Sumitomo Bank International
                Finance N.V.
                8.50% due 06/15/09............       254,152
                                                 -----------
               FOOD, BEVERAGE & TOBACCO --2.2%
     240,000   Canandaigua Brands, Inc.
                8.625% due 08/01/06...........       239,100
     200,000   Chiquita Brands International,
                Inc.
                10.00% due 06/15/09...........       144,500
     200,000   Chiquita Brands International,
                Inc.
                10.25% due 11/01/06...........       145,000
     150,000   Keebler Foods Co.
                10.75% due 07/01/06...........       161,070
     100,000   New World Pasta Co.
                9.25% due 02/15/09............        90,000
                                                 -----------
                                                     779,670
                                                 -----------
               HEALTH CARE -- 8.8%
     300,000   Columbia/HCA Healthcare Corp.
                7.05% due 12/01/27............       220,992
     250,000   Columbia/HCA Healthcare Corp.
                9.00% due 12/15/14............       241,223
     800,000   Genesis Health Ventures, Inc.
                9.25% due 10/01/06............       328,000
     250,000   HealthSouth Corp.
                6.875% due 06/15/05...........       218,701
     340,000   HealthSouth Corp.
                7.00% due 06/15/08............       279,719
    @800,000   Iasis Healthcare Corp.
                13.00% due 10/15/09...........       824,000
     200,000   Owens & Minor, Inc.
                10.875% due 06/01/06..........       206,000
     125,000   Quorum Health Group, Inc.
                8.75% due 11/01/05............       119,687

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
CORPORATE NOTES -- (CONTINUED)
               HEALTH CARE -- (CONTINUED)
$    300,000   Tenet Healthcare Corp.
                8.00% due 01/15/05............   $   287,250
     100,000   Tenet Healthcare Corp.
                8.625% due 12/01/03...........        98,705
     350,000   Universal Health Services, Inc.
                8.75% due 08/15/05............       344,253
                                                 -----------
                                                   3,168,530
                                                 -----------
               HOME BUILDING -- 1.1%
      50,000   Del Webb Corp.
                9.375% due 05/01/09...........        45,687
      50,000   Del Webb Corp.
                10.25% due 02/15/10...........        48,625
     100,000   MDC Holdings, Inc.
                8.375% due 02/01/08...........        92,000
     125,000   Toll Corp.
                7.75% due 09/15/07............       114,531
     100,000   Toll Corp.
                8.75% due 11/15/06............        98,250
                                                 -----------
                                                     399,093
                                                 -----------
               HOTELS & GAMING -- 2.8%
      80,000   Harrah's Operating Co., Inc.
                7.875% due 12/15/05...........        77,300
     200,000   HMH Properties, Inc.
                8.45% due 12/01/08............       185,000
      25,000   La Quinta Inns, Inc.
                7.25% due 03/15/04............        21,943
     100,000   La Quinta Inns, Inc.
                7.40% due 09/15/05............        84,242
     280,000   Mandalau Resort Group
                7.625% due 07/15/13...........       243,600
     200,000   MGM Grand, Inc.
                6.875% due 02/06/08...........       177,167
      25,000   Starwood Hotels & Resorts
                Worldwide, Inc.
                6.75% due 11/15/05............        21,439
     250,000   Starwood Hotels & Resorts
                Worldwide, Inc.
                7.375% due 11/15/15...........       191,184
                                                 -----------
                                                   1,001,875
                                                 -----------
               INDUSTRIAL -- 14.8%
     300,000   AK Steel Corp.
                7.875% due 02/15/09...........       283,500
     100,000   American Standard Co., Inc.
                7.375% due 04/15/05...........        94,625
     225,000   ARCO Chemical Co.
                9.80% due 02/01/20............       225,067
     100,000   Bethlehem Steel Corp.
                7.625% due 08/01/04...........        92,680
     285,000   Browning-Ferris Industries,
                Inc.
                7.40% due 09/15/35............       201,606
     200,000   Call-Net Enterprises, Inc.
                8.00% due 08/15/08............       154,500
     150,000   CSC Holdings, Inc.
                8.125% due 07/15/09...........       149,812
     250,000   CSC Holdings, Inc.
                9.875% due 02/15/13...........       261,875

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
               INDUSTRIAL -- (CONTINUED)
$    125,000   Equistar Chemicals LP
                8.75% due 02/15/09............   $   123,178
     100,000   Federal-Mogul Corp.
                7.375% due 01/15/06...........        91,625
     200,000   Federal-Mogul Corp.
                7.50% due 01/15/09............       178,152
     275,000   Fisher Scientific
                International, Inc.
                9.00% due 02/01/08............       263,656
      87,000   Fisher Scientific
                International, Inc.
                9.00% due 02/01/08............        83,411
     100,000   General Chemical Industrial
                Products, Inc.
                10.625% due 05/01/09..........        99,000
     170,000   Georgia Gulf Corp.
                7.625% due 11/15/05...........       156,016
     @20,000   Georgia Gulf Corp.
                10.375% due 11/01/07..........        20,875
    @300,000   Huntsman Corp.
                9.50% due 07/01/07............       284,250
    @390,000   Huntsman ICI Chemicals LLC
                10.125% due 07/01/09..........       403,650
     200,000   Inco Ltd.
                9.60% due 06/15/22............       194,075
     125,000   ISP Holdings, Inc.
                9.00% due 10/15/03............       121,875
    @400,000   LTV Corp.
                11.75% due 11/15/09...........       416,000
      50,000   Lyondell Chemical Co.
                9.625% due 05/01/07...........        51,125
     200,000   Pioneer Natural Resources Co.
                6.50% due 01/15/08............       169,712
     275,000   Pioneer Natural Resources Co.
                7.20% due 01/15/28............       208,428
     100,000   Placer Dome, Inc.
                7.125% due 06/15/07...........        91,743
     450,000   Polaroid Corp.
                11.50% due 02/15/06...........       445,500
     275,000   Sequa Corp.
                9.00% due 08/01/09............       266,062
     170,000   WHX Corp.
                10.50% due 04/15/05...........       166,175
                                                 -----------
                                                   5,298,173
                                                 -----------
               MANUFACTURING -- 0.8%
      75,000   Hayes Lemmerz International,
                Inc.
                8.25% due 12/15/08............        69,000
     200,000   Kaufman and Broad Home Corp.
                9.625% due 11/15/06...........       202,000
                                                 -----------
                                                     271,000
                                                 -----------
               MEDIA & SERVICES -- 5.7%
     150,000   Comcast Corp.
                10.25% due 10/15/01...........       156,750
     200,000   Echostar Communications Corp.
                9.375% due 02/01/09...........       201,000
     375,000   Fox Kids Worldwide, Inc.
                9.25% due 11/01/07............       345,937
     150,000   Fox/Liberty Networks LLC
                8.875% due 08/15/07...........       153,000

 THE HARTFORD HIGH YIELD FUND

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
CORPORATE NOTES -- (CONTINUED)
               MEDIA & SERVICES -- (CONTINUED)
$    225,000   Hollinger International
                Publishing, Inc.
                9.25% due 02/01/06............   $   222,750
     250,000   PRIMEDIA, Inc.
                10.25% due 06/01/04...........       260,000
     450,000   Teligent, Inc.
                11.50% due 12/01/07...........       434,250
     100,000   Time Warner Telecom, Inc.
                9.75% due 07/15/08............       103,000
     175,000   World Color Press, Inc.
                7.75% due 02/15/09............       166,250
                                                 -----------
                                                   2,042,937
                                                 -----------
               PACKAGING & CONTAINERS -- 3.7%
     175,000   Container Corp. of America
                11.25% due 05/01/04...........       182,875
     145,000   Domtar, Inc.
                8.75% due 08/01/06............       147,900
     300,000   Domtar, Inc.
                9.50% due 08/01/16............       321,000
     162,000   Owens-Illinois, Inc.
                7.80% due 05/15/18............       139,031
     250,000   Packaging Corp. of America
                9.625% due 04/01/09...........       255,312
     150,000   Stone Container Corp.
                10.75% due 10/01/02...........       155,250
     125,000   Stone Container Corp.
                12.58% due 08/01/16...........       132,968
                                                 -----------
                                                   1,334,336
                                                 -----------
               REAL ESTATE -- 1.3%
     400,000   Crescent Real Estate Equities
                Co. (REIT)
                7.00% due 09/15/02............       362,960
     100,000   Trizec Finance Ltd.
               10.875% due 10/15/05...........       102,250
                                                 -----------
                                                     465,210
                                                 -----------
               RETAIL -- 4.0%
     225,000   Ahold Finance USA, Inc.
                11.875% due 11/01/08..........       226,125
     400,000   Ames Department Stores, Inc.
                10.00% due 04/15/06...........       392,000
     275,000   Duane Reade, Inc.
                9.25% due 02/15/08............       269,156
      50,000   Kmart Corp.
                7.75% due 10/01/12............        44,239
     475,000   Kmart Corp.
                7.95% due 02/01/23............       412,779
      72,000   Kmart Corp.
                12.50% due 03/01/05...........        81,087
                                                 -----------
                                                   1,425,386
                                                 -----------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
               SHIPBUILDING -- 0.7%
$    100,000   Newport News Shipbuilding, Inc.
                8.625% due 12/01/06...........   $    98,750
     150,000   Newport News Shipbuilding, Inc.
                9.25% due 12/01/06............       149,625
                                                 -----------
                                                     248,375
                                                 -----------
               TELECOMMUNICATIONS -- 15.2%
     200,000   Adelphia Communications Corp.
                8.375% due 02/01/08...........       185,500
     147,000   Adelphia Communications Corp.
                9.25% due 10/01/02............       146,265
     175,000   Adelphia Business Solutions,
                Inc.
                12.00% due 11/01/07...........       186,375
     500,000   Charter Communications
                Holdings LLC
                8.625% due 04/01/09...........       461,875
     150,000   Flag Ltd.
                8.25% due 01/30/08............       138,000
     125,000   Lanfest Communications, Inc.
                10.50% due 06/15/06...........       140,000
     650,000   Level 3 Communications, Inc.
                0.00% due 12/01/08............       393,250
     250,000   Loral Space & Communications
                Ltd.
                9.50% due 01/15/06............       225,000
     100,000   McLeodUSA, Inc.
                8.125% due 02/15/09...........        93,250
     100,000   McLeodUSA, Inc.
                9.25% due 07/15/07............        99,875
     100,000   McLeodUSA, Inc.
                9.50% due 11/01/08............       101,250
     400,000   Metromedia Fiber Network, Inc.
                10.00% due 11/15/08...........       409,000
    @500,000   Nextel Communications, Inc.
                9.375% due 11/15/09...........       490,000
     125,000   Nextel Communications, Inc.
                9.75% due 08/15/04............       128,750
     300,000   NEXTLINK Communications, Inc.
                10.75% due 11/15/08...........       309,000
     150,000   NEXTLINK Communications, Inc.
                12.50% due 04/15/06...........       161,625
     125,000   Price Communications Wireless,
                Inc.
                9.125% due 12/15/06...........       126,562
    @445,000   PSINet, Inc.
                10.50% due 12/01/06...........       448,337
     400,000   RCN Corp.
                10.125% due 01/15/10..........       398,000
     242,000   Rogers Cablesystems, Inc.
                10.125% due 09/01/12..........       255,310
     150,000   Rogers Cantel, Inc.
                9.375% due 06/01/08...........       156,000
     250,000   Telewest Communications PLC
                11.25% due 11/01/08...........       271,250
    @100,000   Voicestream Wireless Corp.
                10.375% due 11/15/09..........       103,000
                                                 -----------
                                                   5,427,474
                                                 -----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
CORPORATE NOTES -- (CONTINUED)
               TEXTILE -- 1.4%
@$   550,000   Levi Straus & Co.
                7.00% due 11/01/06............   $   413,060
     100,000   WestPoint Stevens, Inc.
                7.875% due 06/15/05...........        91,500
                                                 -----------
                                                     504,560
                                                 -----------
               TRANSPORTATION -- 1.9%
      50,000   AMR Corp.
                10.00% due 03/07/01...........        51,478
      75,000   Interpool, Inc.
                7.35% due 08/01/07............        61,814
     500,000   Teekay Shipping Corp.
                8.32% due 02/01/08............       452,500
     100,000   United Air Lines, Inc.
                9.125% due 01/15/12...........       103,152
                                                 -----------
                                                     668,944
                                                 -----------
               UTILITIES -- 3.4%
     425,000   AES Corp. (The)
                9.50% due 06/01/09............       428,718
      75,000   AES Corp. (The)
                10.25% due 07/15/06...........        76,125
     100,000   Calpine Corp.
                7.625% due 04/15/06...........        95,250
     200,000   Calpine Corp.
                9.25% due 02/01/04............       201,500
     300,000   Calpine Corp.
                7.875% due 04/01/08...........       287,250
     125,000   El Paso Electric Co.
                9.40% due 05/01/11............       133,607
                                                 -----------
                                                   1,222,450
                                                 -----------
               WASTE MANAGEMENT -- 1.8%
    @490,000   Allied Waste North American,
                Inc.
                10.00% due 08/01/09...........       438,550
    @265,000   Waste Management, Inc.
                7.375% due 05/15/29...........       208,714
                                                 -----------
                                                     647,264
                                                 -----------
               Total corporate notes..........   $31,549,116
                                                 ===========
FOREIGN/YANKEE BONDS & NOTES -- 4.6%
               FOREIGN CORPORATIONS -- 2.8%
     400,000   British Sky Broadcasting Group
                PLC
                8.20% due 07/15/09............   $   384,466
    @215,000   Kappa Behear BV
                10.625% due 07/15/09..........       227,346
     400,000   Petroleos Mexicanos
                9.50% due 09/15/27............       400,000
                                                 -----------
                                                   1,011,812
                                                 -----------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
               FOREIGN GOVERNMENTS -- 1.8%
$    100,000   Republic of Colombia
                8.375% due 02/15/27...........   $    76,500
     500,000   Republic of Ecuador
                6.75% due 02/28/25............       189,675
     250,000   Republic of Panama
                8.875% due 09/30/27...........       210,000
     190,475   Republic of Venezuela
                7.00% due 12/18/07............       148,818
                                                 -----------
                                                     624,993
                                                 -----------
               Total foreign/yankee bonds &
                notes.........................   $ 1,636,805
                                                 ===========
   SHARES
------------
               UTILITIES -- 0.5%
       8,000   Coastal Finance Corp.
                (TOPeR).......................   $   181,000
                                                 -----------
               Total preferred stocks.........   $   181,000
                                                 ===========
 PRINCIPAL
   AMOUNT
------------
               REPURCHASE AGREEMENT -- 4.2%
$  1,500,000   Interest in $208,259,000 joint
               repurchase agreement dated
               12/31/99 with State Street Bank
               2.80% due 01/03/00; maturity
               amount $1,500,350
               (Collateralized by $211,642,000
               U.S. Treasury Notes
               5.50% - 6.875% due
               05/15/01 - 05/15/06)...........   $ 1,500,000
                                                 -----------
               Total short-term securities....   $ 1,500,000
                                                 ===========

DIVERSIFICATION OF NET ASSETS:
Total collateralized mortgage
  obligations (cost $93,799).........     0.2%  $    86,014
Total corporate notes (cost
  $32,465,257).......................    88.2    31,549,116
Total foreign/yankee bonds & notes
  (cost $1,711,185)..................     4.6     1,636,805
Total preferred stock (cost
  $196,000)..........................     0.5       181,000
Total short-term securities
  (cost $1,500,000)..................     4.2     1,500,000
                                        -----   -----------
Total investment in securities
  (total cost $35,966,241)...........    97.7    34,952,935
Cash, receivables and other assets...     2.5       934,045
Payable for Fund shares redeemed.....    (0.1)      (52,598)
Other liabilities....................    (0.1)      (45,943)
                                        -----   -----------
Net assets...........................   100.0%  $35,788,439
                                        =====   ===========

 THE HARTFORD HIGH YIELD FUND

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                  MARKET
                                                   VALUE
                                                -----------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 3,669,986
  shares outstanding.........................   $     3,670
Paid-in surplus..............................    36,954,814
Accumulated undistributed net investment
  income.....................................        32,181
Accumulated net realized loss on
  investments................................      (188,475)
Unrealized depreciation of investments.......    (1,013,306)
Unrealized depreciation of other assets and
  liabilities in foreign currencies..........          (445)
                                                -----------
Net assets...................................   $35,788,439
                                                ===========

Class A
  Net asset value per share
    ($17,465,458 / 1,790,415 shares outstanding)
    (125,000,000 shares authorized)...............   $9.75
                                                    ======
  Maximum offering price per share
    ($9.75 / 95.5%)...............................  $10.21
                                                    ======
Class B
  Net asset value per share and maximum offering
    price per share ($7,436,112 / 763,103 shares
    outstanding) (75,000,000 shares authorized)...   $9.74
                                                    ======
Class C
  Net asset value per share ($8,572,919 / 879,837
    shares outstanding) (50,000,000 shares
    authorized)...................................   $9.74
                                                    ======
  Maximum offering price per share
    ($9.74 / 99.0%)...............................   $9.84
                                                    ======
Class Y
  Net asset value per share and maximum offering
    price per share ($2,313,950 / 236,631 shares
    outstanding) (50,000,000 shares authorized)...   $9.78
                                                    ======

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the market value of these securities amounted to $5,664,239 or 15.8% of net assets.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD BOND INCOME STRATEGY FUND

 STATEMENT OF NET ASSETS
 DECEMBER 31, 1999
--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
ASSET-BACKED SECURITIES -- 1.0%
$  1,000,000   California Infrastructure
                Pacific Gas & Electric, Series
                1997-1, Class A6
                6.38% due 09/25/08............   $   972,040
     250,000   California Infrastructure
                Southern California Edison
                Co., Series 1997-1, Class A5
                6.28% due 09/25/05............       245,582
                                                 -----------
               Total asset-backed
                securities....................   $ 1,217,622
                                                 ===========
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.1%
      51,221   Capital Lease Funding
                Securitization, Series
                1997-CTL1, Class A1
                7.421% due 06/22/24...........   $    51,209
     600,000   Comed Transitional Funding
                Trust, Series 1998-1, Class A5
                5.44% due 03/25/07............       564,684
     575,000   DLJ Commercial Mortgage Corp.,
                Series 1998-CF1, Class B2
                7.33% due 01/15/10............       494,580
     226,492   Premier Auto Trust, Series
                1998-5, Class A2
                5.07% due 04/09/01............       225,899
                                                 -----------
               Total commercial
                mortgage-backed securities....   $ 1,336,372
                                                 ===========
CORPORATE NOTES -- 51.0%
               AEROSPACE & DEFENSE -- 2.2%
   1,000,000   Lockheed Martin Corp.
                7.95% due 12/01/05............   $   992,558
   1,000,000   Textron, Inc.
                6.375% due 07/15/04...........       964,588
     850,000   United Technologies Corp.
                6.50% due 06/01/09............       800,008
                                                 -----------
                                                   2,757,154
                                                 -----------
               COLLEGES -- 1.4%
   1,300,000   Massachusetts Institute of
                Technology
                7.25% due 11/02/2096..........     1,236,718
     500,000   Yale University
                7.375% due 04/15/2096.........       458,461
                                                 -----------
                                                   1,695,179
                                                 -----------
               COMMUNICATIONS EQUIPMENT -- 1.8%
  @1,300,000   Global Crossing Ltd.
                9.50% due 11/15/09............     1,280,500
     500,000   Hughes Electronic Corp.
                7.472% due 10/23/00...........       498,750
     400,000   Jones Intercable, Inc.
                10.50% due 03/01/08...........       422,312
                                                 -----------
                                                   2,201,562
                                                 -----------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
               COMPUTERS & OFFICE EQUIPMENT -- 0.8%
$    600,000   International Business Machines
                Corp.
                7.25% due 11/01/02............   $   607,966
     250,000   UNISYS Corp.
                11.75% due 10/15/04...........       273,125
     150,000   UNISYS Corp.
                12.00% due 04/15/03...........       160,125
                                                 -----------
                                                   1,041,216
                                                 -----------
               CONSUMER DURABLES -- 0.4%
     500,000   TRW, Inc.
                7.125% due 06/01/09...........       475,067
                                                 -----------
               ENERGY & SERVICES -- 8.1%
   1,150,000   Amoco Co.
                6.00% due 06/09/08............     1,054,285
     200,000   Clark Refining & Marketing,
                Inc.
                8.375% due 11/15/07...........       124,000
     250,000   CMS Energy Corp.
                6.75% due 01/15/04............       231,768
     100,000   CMS Energy Corp.
                7.50% due 01/15/09............        90,273
     400,000   CMS Panhandle Holding Co.
                6.125% due 03/15/04...........       378,487
   1,600,000   Conoco, Inc.
                5.90% due 04/15/04............     1,525,568
     600,000   Conoco, Inc.
                6.95% due 04/15/29............       539,552
     550,000   Enterprise Oil PLC
                6.50% due 05/01/05............       513,717
     300,000   Enterprise Oil PLC
                6.70% due 09/15/07............       278,170
     100,000   Gulf Canada Resources Ltd.
                8.25% due 03/15/17............        87,049
     200,000   Gulf Canada Resources Ltd.
                8.375% due 11/15/05...........       194,000
     300,000   Lasmo (USA), Inc.
                8.375% due 06/01/23...........       302,825
     650,000   Noble Drilling Corp.
                7.50% due 03/15/19............       620,497
   1,150,000   Occidental Petroleum Corp.
                7.375% due 11/15/08...........     1,119,257
     500,000   Ocean Energy, Inc.
                7.625% due 07/01/05...........       475,000
     180,000   R&B Falcon Corp.
                6.75% due 04/15/05............       161,550
     200,000   R&B Falcon Corp.
                7.375% due 04/15/18...........       155,000
   1,000,000   R&B Falcon Corp.
                11.375% due 03/15/09..........     1,070,000
   1,150,000   Seagull Energy Corp.
                7.50% due 09/15/27............       944,883
     100,000   Tesoro Petroleum Corp.
                9.00% due 07/01/08............        95,500
     250,000   Tuboscope, Inc.
                7.50% due 02/15/08............       207,500
                                                 -----------
                                                  10,168,881
                                                 -----------

 THE HARTFORD BOND INCOME STRATEGY FUND

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
CORPORATE NOTES -- (CONTINUED)
               FINANCIAL SERVICES -- 10.4%
$    500,000   Bank of New York Co., Inc.
                (The)
                7.625% due 07/15/02...........   $   504,100
     500,000   Bayerische Landesbank (NY)
                6.375% due 10/15/05...........       476,387
     375,000   CIT Group, Inc. (The)
                5.57% due 12/08/03............       353,083
     500,000   CIT Group, Inc. (The)
                7.125% due 06/17/02...........       499,729
   1,000,000   Ford Motor Credit Co.
                5.75% due 02/23/04............       947,353
     500,000   Ford Motor Credit Co.
                6.125% due 01/09/06...........       467,815
   1,500,000   Ford Motor Credit Co.
                7.75% due 11/15/02............     1,526,088
   1,000,000   General Electric Capital Corp.
                6.52% due 10/08/02............       990,989
   1,000,000   General Electric Capital Corp.
                6.81% due 11/03/03............       993,503
     200,000   General Motors Acceptance Corp.
                6.17% due 08/18/03............       198,693
     500,000   Household Finance Corp.
                6.00% due 05/01/04............       474,769
     300,000   Inter-American Development Bank
                8.50% due 05/01/01............       307,426
     700,000   Inter-American Development Bank
                8.875% due 06/01/09...........       780,570
   1,000,000   Sprint Capital Corp.
                5.70% due 11/15/03............       949,592
     750,000   Sumitomo Bank International
                Finance N.V.
                8.50% due 06/15/09............       762,458
     300,000   Trenwick Group, Inc.
                6.70% due 04/01/03............       292,800
   1,500,000   TXU Eastern Funding
                6.15% due 05/15/02............     1,453,875
     725,000   Wachovia Corp.
                5.625% due 12/15/08...........       631,119
     350,000   Wachovia Corp.
                6.25% due 08/01/08............       322,679
                                                 -----------
                                                  12,933,028
                                                 -----------
               FOOD, BEVERAGE & TOBACCO --1.6%
     550,000   Golden State Holdings, Inc.
                6.75% due 08/01/01............       530,110
     600,000   Marriott International, Inc.
                6.875% due 11/15/05...........       566,803
     250,000   Ralcorp Holdings, Inc.
                8.75% due 09/15/04............       265,983
     700,000   Seagram (J) & Sons, Inc.
                6.25% due 12/15/01............       685,374
                                                 -----------
                                                   2,048,270
                                                 -----------
               HEALTH CARE -- 2.4%
     250,000   Columbia/HCA Healthcare Corp.
                7.05% due 12/01/27............       184,160
     100,000   Columbia/HCA Healthcare Corp.
                7.50% due 12/15/23............        80,028

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
               HEALTH CARE -- (CONTINUED)
$    200,000   Columbia/HCA Healthcare Corp.
                7.50% due 11/15/95............   $   146,522
   1,100,000   HealthSouth Corp.
                6.875% due 06/15/05...........       962,286
     430,000   HealthSouth Corp.
                7.00% due 06/15/08............       353,762
   1,360,000   Tenet Healthcare Corp.
                8.00% due 01/15/05............     1,302,200
                                                 -----------
                                                   3,028,958
                                                 -----------
               HOME BUILDING -- 0.1%
      50,000   U.S. Home Corp.
                7.95% due 03/01/01............        50,120
     100,000   U.S. Home Corp.
                8.25% due 08/15/04............        95,375
                                                 -----------
                                                     145,495
                                                 -----------
               HOTELS & GAMING -- 0.9%
     230,000   Harrah's Operating Co., Inc.
                7.875% due 12/15/05...........       222,237
     500,000   MGM Grand, Inc.
                6.875% due 02/06/08...........       442,919
     606,000   Starwood Hotels & Resorts
                Worldwide, Inc.
                7.375% due 11/15/15...........       463,431
                                                 -----------
                                                   1,128,587
                                                 -----------
               INDUSTRIAL -- 5.5%
     500,000   Bowater, Inc.
                8.50% due 12/15/01............       507,894
   1,000,000   Browning-Ferris Industries,
                Inc.
                7.40% due 09/15/35............       707,390
     200,000   CSC Holdings, Inc.
                7.25% due 07/15/08............       189,500
     150,000   CSC Holdings, Inc.
                8.125% due 07/15/09...........       149,812
     300,000   du Pont (E.I.) de Nemours & Co.
                6.75% due 09/01/07............       290,031
     400,000   du Pont (E.I.) de Nemours & Co.
                6.75% due 10/15/04............       394,615
     500,000   Equistar Chemicals LP
                8.75% due 02/15/09............       492,715
     100,000   Federal-Mogul Corp.
                7.375% due 01/15/06...........        91,625
     220,000   Georgia Gulf Corp.
                7.625% due 11/15/05...........       201,903
     180,000   International Paper Co.
                9.05% due 02/08/01............       183,860
     100,000   Mark IV Industries, Inc.
                7.50% due 09/01/07............        90,370
     450,000   Pioneer Natural Resources Co.
                6.50% due 01/15/08............       381,852
     175,000   Pioneer Natural Resources Co.
                7.20% due 01/15/28............       132,636
     400,000   Placer Dome, Inc.
                7.125% due 05/15/03...........       388,029
     600,000   Placer Dome, Inc.
                7.125% due 06/15/07...........       550,459

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
CORPORATE NOTES -- (CONTINUED)
               INDUSTRIAL -- (CONTINUED)
$    200,000   Polaroid Corp.
                11.50% due 02/15/06...........   $   198,000
     750,000   Rohm & Haas Co.
                6.95% due 07/15/04............       741,385
     500,000   Vaster Resources, Inc.
                6.50% due 04/01/09............       464,195
     700,000   Weyerhaeuser Co.
                7.25% due 07/01/13............       673,844
                                                 -----------
                                                   6,830,115
                                                 -----------
               MEDIA & SERVICES -- 3.1%
   1,250,000   British Sky Broadcasting Group
                PLC
                6.875% due 02/23/09...........     1,101,621
     200,000   CF Cable TV, Inc.
                11.625% due 02/15/05..........       212,741
     700,000   Cox Communications, Inc.
                7.50% due 08/15/04............       703,295
     800,000   Fox/Liberty Networks LLC
                8.875% due 08/15/07...........       816,000
    @500,000   Liberty Media Group
                7.875% due 07/15/09...........       497,734
     113,000   Paramount Communications, Inc.
                7.50% due 07/15/23............       101,199
     200,000   Time Warner Enterprises, Co. LP
                8.875% due 10/01/12...........       215,516
     100,000   Turner Broadcasting System,
                Inc.
                7.40% due 02/01/04............        99,814
     100,000   Viacom, Inc.
                7.75% due 06/01/05............       101,086
                                                 -----------
                                                   3,849,006
                                                 -----------
               PACKAGING & CONTAINERS -- 0.2%
     180,000   Domtar, Inc.
                9.50% due 08/01/16............       192,600
     100,000   Owens-Illinois, Inc.
                8.10% due 05/15/07............        95,065
                                                 -----------
                                                     287,665
                                                 -----------
               REAL ESTATE -- 0.4%
     250,000   Duke Realty LP (REIT)
                7.25% due 09/22/02............       246,638
     250,000   Southern Investments UK PLC
                6.80% due 12/01/06............       234,039
                                                 -----------
                                                     480,677
                                                 -----------
               RETAIL -- 1.6%
     300,000   Ahold Finance USA, Inc.
                6.25% due 05/01/09............       272,157
     100,000   Kmart Corp.
                7.55% due 07/27/04............        95,588
     500,000   Kmart Corp.
                7.75% due 10/01/12............       442,394
     275,000   Kmart Corp.
                7.95% due 02/01/23............       238,977

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
               RETAIL -- (CONTINUED)
$    120,000   Kmart Corp.
                12.50% due 03/01/05...........   $   135,146
     825,000   Stop & Shop Cos., Inc. (The)
                9.75% due 02/01/02............       862,761
                                                 -----------
                                                   2,047,023
                                                 -----------
               TELECOMMUNICATIONS -- 2.1%
   1,000,000   AT&T Corp.
                6.50% due 03/15/29............       856,156
     500,000   AT&T Corp.
                7.00% due 05/15/05............       495,855
     200,000   Rogers Cablesystems, Inc.
                10.125% due 09/01/12..........       211,000
     500,000   Rogers Cantel, Inc.
                9.375% due 06/01/08...........       520,000
     500,000   Tele-Communications, Inc.
                8.35% due 02/15/05............       521,116
                                                 -----------
                                                   2,604,127
                                                 -----------
               TEXTILE -- 0.6%
  @1,000,000   Levi Straus & Co.
                7.00% due 11/01/06............       751,019
               TRANSPORTATION -- 1.4%
     400,000   AMR Corp.
                10.00% due 03/07/01...........       411,830
     449,546   Continental Airlines, Inc.
                7.461% due 04/01/13...........       431,573
     200,000   CSX Corp.
                7.25% due 05/01/04............       198,043
     120,000   Interpool, Inc.
                7.20% due 08/01/07............        97,967
     600,000   Norfolk Southern Corp.
                6.70% due 05/01/00............       600,720
                                                 -----------
                                                   1,740,133
                                                 -----------
               UTILITIES -- 5.7%
     250,000   AES Corp. (The)
                9.50% due 06/01/09............       252,187
     200,000   Calpine Corp.
                7.875% due 04/01/08...........       191,500
     500,000   Calpine Corp.
                7.625% due 04/15/06...........       476,250
     250,000   Cleveland Electric Illuminating
                Co.
                7.13% due 07/01/07............       238,793
     500,000   Edison International
                6.875% due 09/15/04...........       489,656
     550,000   Illinois Power Co.
                6.25% due 07/15/02............       535,421
     525,000   Niagara Mohawk Power Corp.
                6.875% due 03/01/01...........       523,033
     226,829   Niagara Mohawk Power Corp.
                7.25% due 10/01/02............       226,072
     250,000   Pacific Gas & Electric Co.
                7.25% due 03/01/26............       223,550
   1,300,000   Pacific Gas & Electric Co.
                7.05% due 03/01/24............     1,189,316
   1,050,000   PacifiCorp
                6.375% due 05/15/08...........       971,932

 THE HARTFORD BOND INCOME STRATEGY FUND

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
CORPORATE NOTES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
$    200,000   PacifiCorp
                6.12% due 01/15/06............   $   186,313
   1,000,000   Philadelphia Electric Co.
                7.50% due 07/15/02............     1,004,436
     460,000   Philadelphia Electric Co.
                5.625% due 11/01/01...........       448,781
     125,000   Public Service Electric & Gas
                Co.
                7.00% due 09/01/24............       109,899
                                                 -----------
                                                   7,067,139
                                                 -----------
               WASTE MANANGEMENT -- 0.3%
    @525,000   Waste Management, Inc.
                7.375% due 05/15/29...........       413,491
                                                 -----------
               Total corporate notes..........   $63,693,792
                                                 ===========
ENHANCED EQUIPMENT TRUST
CERTIFICATES -- 0.1%
      87,692   Norwest Airlines Corp. Trust,
                Series 2
                11.30% due 06/21/14...........   $    96,843
                                                 -----------
               Total enhanced equipment trust
                certificates..................   $    96,843
                                                 ===========
FOREIGN/YANKEE BONDS & NOTES -- 2.1%
               FOREIGN CORPORATIONS -- 1.0%
     200,000   Hydro-Quebec
                9.50% due 11/15/30............   $   237,830
     200,000   Hydro-Quebec
                8.40% due 01/15/22............       212,744
     500,000   KFW International Finance, Inc.
                9.50% due 12/15/00............       514,118
     250,000   Petroleos Mexicanos
                9.50% due 09/15/27............       250,000
                                                 -----------
                                                   1,214,692
                                                 -----------
               FOREIGN GOVERNMENTS -- 1.1%
     250,000   Province of Alberta
                4.875% due 10/29/03...........       234,010
     285,000   Province of Manitoba
                5.50% due 10/01/08............       254,955
     500,000   Province of Quebec
                7.50% due 09/15/29............       487,170
     550,000   Province of Quebec
                5.75% due 02/15/09............       491,227
                                                 -----------
                                                   1,467,362
                                                 -----------
               Total foreign/yankee bonds &
                notes.........................   $ 2,682,054
                                                 ===========
U.S. TREASURIES & FEDERAL
AGENCIES -- 36.8%
               FEDERAL HOME LOAN MORTGAGE
               ASSOCIATION -- 1.2%
   1,498,681   7.00% due 10/01/29.............   $ 1,451,066
                                                 -----------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION -- 9.2%
$ 10,160,581   6.00% due 02/01/13 - 08/01/29..   $ 9,575,669
     229,081   6.50% due 09/01/28.............       216,768
   1,700,000   7.50% due 01/01/30.............     1,681,405
                                                 -----------
                                                  11,473,842
                                                 -----------
               GOVERNMENT NATIONAL MORTGAGE
               ASSOCIATION -- 6.4%
   8,775,255   6.00% due 01/15/29 - 01/01/30..     7,989,839
                                                 -----------
               U.S. TREASURY BONDS 10.3%
     450,000   6.375% due 08/15/27............       432,000
     310,000   7.50% due 11/15/24.............       338,287
   1,300,000   7.875% due 02/15/19............     1,452,750
   1,000,000   8.125% due 08/15/19............     1,139,375
   3,100,000   8.75% due
                05/15/17 - 08/15/20...........     3,718,081
   3,155,000   8.875% due 08/15/17............     3,812,621
   1,130,000   10.625% due 08/15/15...........     1,538,566
     420,000   11.875% due 11/15/03...........       495,862
                                                 -----------
                                                  12,927,542
                                                 -----------
               U.S. TREASURY INFLATION-INDEXED
               SECURITIES -- 7.1%
     458,825   3.375% due 01/15/07............       450,280
   8,787,391   3.625% due   07/15/02 -
                 04/15/28.....................     8,444,947
                                                 -----------
                                                   8,895,227
                                                 -----------
               U.S. TREASURY NOTES -- 2.6%
   1,100,000   5.625% due 05/15/01............     1,091,750
   1,100,000   5.75% due 11/30/02.............     1,083,156
     100,000   6.25% due 06/30/02.............        99,937
     155,000   6.50% due 08/31/01.............       155,629
     370,000   6.625% due   03/31/02 -
                 05/15/07.....................       372,458
     460,000   7.50% due 02/15/05.............       479,837
                                                 -----------
                                                   3,282,767
                                                 -----------
               Total U.S. treasuries & federal
                agencies......................   $46,020,283
                                                 ===========
SHORT-TERM SECURITIES -- 9.4%
               COMMERCIAL PAPER -- 3.7%
     900,000   Bell Atlantic Financial
                Services
                5.90% due 01/19/00............   $   897,345
     300,000   Conoco, Inc.
                5.97% due 02/10/00............       298,010
   1,000,000   General Electric Capital Corp.
                5.90% due 01/27/00............       995,738
     500,000   Guidant Corp.
                6.35% due 02/18/00............       495,766
     500,000   Public Service Electric & Gas
                Co.
                6.40% due 01/14/00............       498,844
     500,000   TRW, Inc.
                6.39% due 02/22/00............       495,385
   1,000,000   Union Oil Co. of California
                5.88% due 02/16/00............       992,486
                                                 -----------
                                                   4,673,574
                                                 -----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
SHORT-TERM SECURITIES -- (CONTINUED)
               COMMERCIAL PAPER -- (CONTINUED)
               REPURCHASE AGREEMENT -- 5.7%
$  7,053,000   Interest in $208,259,000 joint
                repurchase agreement dated
                12/31/99 with State Street
                Bank
                2.80% due 01/03/00; maturity
                amount $7,054,646
                (Collateralized by
                $211,642,000 U.S. Treasury
                Notes 5.50% - 6.875% due
                05/15/01 - 05/15/06)..........   $ 7,053,000
                                                 -----------
               Total short-term securities....   $11,726,574
                                                 ===========

DIVERSIFICATION OF NET ASSETS:
Total asset-backed securities
  (cost $1,262,940).................     1.0%  $  1,217,622
Total commercial mortgage-backed
  securities (cost $1,417,632)......     1.1      1,336,372
Total corporate notes
  (cost $66,138,790)................    51.0     63,693,792
Total enhanced equipment trust
  certificates (cost $106,382)......     0.1         96,843
Total foreign/yankee bonds & notes
  (cost $2,768,384).................     2.1      2,682,054
Total U.S. treasuries & federal
  agencies (cost $47,678,600).......    36.8     46,020,283
Total short-term securities
  (cost $11,726,574)................     9.4     11,726,574
                                       -----   ------------
Total investment in securities
  (total cost $131,099,302).........   101.5    126,773,540
Cash, receivables and other
  assets............................     1.7      2,171,310
Payable for securities purchased....    (2.1)    (2,628,531)
Payable for Fund shares redeemed....    (1.1)    (1,327,103)
Other liabilities...................    (0.0)       (39,022)
                                       -----   ------------
Net assets..........................   100.0%  $124,950,194
                                       =====   ============

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000,000 shares authorized; 12,571,132
  shares outstanding........................   $     12,571
Paid-in surplus.............................    131,284,883
Accumulated undistributed net investment
  income....................................        244,961
Accumulated net realized loss on
  investments...............................     (2,235,520)
Unrealized depreciation of investments......     (4,325,738)
Unrealized depreciation of futures contracts
  sec.......................................        (30,963)
                                               ------------
Net assets..................................   $124,950,194
                                               ============

                                                     MARKET
                                                     VALUE
                                                     ------
Class A
  Net asset value per share ($57,320,342 /
    5,770,932 shares outstanding) (125,000,000
    shares authorized).............................  $ 9.93
                                                     ======
  Maximum offering price per share
    ($9.93 / 95.5%)................................  $10.40
                                                     ======
Class B
  Net asset value per share and maximum offering
    price per share ($21,442,320 / 2,166,492 shares
    outstanding) (75,000,000 shares authorized)....  $ 9.90
                                                     ======
Class C
  Net asset value per share ($18,135,768 /
    1,826,622 shares outstanding) (50,000,000
    shares authorized).............................  $ 9.93
                                                     ======
  Maximum offering price per share
    ($9.93 / 99.0%)................................  $10.03
                                                     ======
Class Y
  Net asset value per share and maximum offering
    price per share ($28,051,764 / 2,807,086 shares
    outstanding) (50,000,000 shares authorized)....  $ 9.99
                                                     ======

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the market value of these securities amounted to $2,942,744 or 2.4% of net assets.

 sec. The Fund had 19 March 2000 U.S. 10 year U.S. Treasury Notes Index Futures contracts open as of December 31, 1999. These contracts had a value of $1,806,484 as of December 31, 1999 and were collateralized by Bell Atlantic Financial Services and General Electric Capital Corp. Commercial Paper. The discount rates and maturity dates were 5.90% 01/19/00 and 5.90% 01/27/00 respectively.

 THE HARTFORD MONEY MARKET FUND

 STATEMENT OF NET ASSETS
 DECEMBER 31, 1999
--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
COMMERCIAL PAPER -- 74.5%
$  2,000,000   7-Eleven, Inc.
                5.63% due 01/18/00............   $ 1,994,682
   1,000,000   Abbey National PLC
                4.93% due 01/18/00............       997,671
   1,000,000   Abbey National PLC
                6.22% due 01/04/00............       999,508
   1,000,000   BankAmerica Corp.
                5.05% due 02/14/00............       993,827
   2,000,000   Bemis Co., Inc.
                5.33% due 02/07/00............     1,989,043
   2,000,000   Bradford & Bingley Building
                Society
                5.86% due 04/03/00............     1,969,723
   1,000,000   Campbell Soup Co.
                4.83% due 01/31/00............       995,975
   1,000,000   Caterpillar Financial Services
                5.85% due 02/28/00............       990,575
   2,000,000   Chase Manhattan Corp. (The)
                5.72% due 02/22/00............     1,983,475
   2,000,000   Coca-Cola Co. (The)
                6.10% due 01/10/00............     1,996,950
   2,000,000   Countrywide Home Loan, Inc.
                6.17% due 01/03/00............     1,999,314
   1,000,000   Daimler Chrysler N.A. Holding
                Corp.
                5.82% due 03/23/00............       986,743
   2,000,000   Emerson Electric Co.
                5.30% due 02/28/00............     1,982,922
   2,000,000   Finova Capital Corp.
                5.89% due 01/26/00............     1,991,819
   2,000,000   Fleet Boston Financial Corp.
                5.75% due 02/15/00............     1,985,625
   1,000,000   Ford Motor Credit Co.
                5.38% due 02/22/00............       992,228
   2,000,000   General Electric Capital Corp.
                5.38% due 02/14/00............     1,986,848
   1,000,000   General Electric Capital Corp.
                5.88% due 03/08/00............       989,056
   1,000,000   General Mills, Inc.
                5.87% due 01/05/00............       999,347
   1,000,000   General Motors Acceptance Corp.
                5.93% due 02/07/00............       993,905
   1,000,000   Goldman Sachs Group, Inc.
                5.93% due 03/20/00............       986,986
   2,000,000   GTE Corp.
                5.40% due 01/26/00............     1,992,500
   2,000,000   Halifax PLC
                5.88% due 03/23/00............     1,973,213
   2,000,000   International Lease Finance
                Corp.
                5.77% due 02/23/00............     1,983,010
   2,000,000   Lucent Technologies, Inc.
                4.92% due 01/24/00............     1,993,713
   1,000,000   Market Street Funding
                5.80% due 01/25/00............       996,133
   1,000,000   Market Street Funding
                5.95% due 03/10/00............       988,595
   1,000,000   Market Street Funding
                6.15% due 01/20/00............       996,754

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
$  2,000,000   Merck & Co., Inc.
                5.72% due 01/31/00............   $ 1,990,466
   2,000,000   Merita Bank Ltd.
                5.92% due 03/20/00............     1,974,017
   1,000,000   Merrill Lynch & Co., Inc.
                5.06% due 02/07/00............       994,799
   1,000,000   Merrill Lynch & Co., Inc.
                5.90% due 03/14/00............       988,036
   1,000,000   Morgan (J.P.) & Co., Inc.
                5.93% due 03/10/00............       988,634
   1,000,000   Morgan Stanley Dean Witter &
                Co.
                5.43% due 01/24/00............       996,530
   2,000,000   National Rural Utilities
                5.77% due 03/13/00............     1,976,920
   1,000,000   National Rural Utilities
                5.86% due 03/09/00............       988,931
   2,000,000   Nationwide Building Society
                5.74% due 02/22/00............     1,983,417
   1,000,000   Old Line Funding Corp.
                6.29% due 01/14/00............       997,728
   1,000,000   Pfizer, Inc.
                5.88% due 01/20/00............       996,896
   2,000,000   Procter & Gamble Co. (The)
                5.86% due 01/11/00............     1,996,744
     976,000   Sara Lee Corp.
                5.87% due 01/06/00............       975,204
   1,000,000   Spintab
                5.74% due 02/16/00............       992,665
   2,000,000   Stanley Works (The)
                5.95% due 03/03/00............     1,979,505
   2,000,000   Volkswagon of America
                5.80% due 02/03/00............     1,989,366
   2,000,000   Westpac Banking
                5.88% due 04/07/00............     1,968,313
                                                 -----------
               Total commercial paper.........   $66,508,311
                                                 ===========
CORPORATE NOTES -- 16.3%
     600,000   BankAmerica Corp.
                6.315% due 02/09/00...........   $   600,149
   1,000,000   Citigroup, Inc.
                6.261% due 02/03/00...........     1,000,086
   1,000,000   Comerica, Inc.
                6.422% due 02/02/00...........       999,974
   1,000,000   Dow Chemical Co. (The)
                6.021% due 03/15/00...........       999,925
   2,000,000   General Mills, Inc.
                6.066% due 07/17/00...........     1,998,944
  @1,000,000   Goldman Sachs Group, Inc.
                6.285% due 02/01/00...........     1,000,000
   1,000,000   Morgan (J.P.) & Co., Inc.
                6.051% due 02/25/00...........     1,000,028
   1,000,000   Texaco Capital, Inc.
                6.011% due 05/03/00...........       999,684
   1,000,000   Toyota Motor Credit Corp.
                6.021% due 01/09/01...........       999,293
   2,000,000   Wachovia Corp.
                6.131% due 09/14/00...........     1,999,727

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

 PRINCIPAL                                         MARKET
   AMOUNT                                           VALUE
------------                                     -----------
CORPORATE NOTES -- (CONTINUED)
$  1,000,000   Wells Fargo & Co.
                6.01% due 03/10/00............   $   999,896
   2,000,000   Xerox Credit Corp.
                6.044% due 12/08/00...........     1,999,311
                                                 -----------
               Total corporate notes..........   $14,597,017
                                                 ===========
REPURCHASE AGREEMENT -- 10.4%
   9,271,000   Interest in $208,259,000 joint
                repurchase agreement dated
                12/31/99 with State Street
                Bank 2.80% due 01/03/00;
                maturity amount $9,273,163
                (Collateralized by
                $211,642,000 U.S. Treasury
                Notes 5.50% - 6.875% due
                05/15/01 - 05/15/06)..........   $ 9,271,000
                                                 -----------
               Total repurchase agreement.....   $ 9,271,000
                                                 ===========

DIVERSIFICATION OF NET ASSETS:
Total commercial paper (cost
  $66,508,311).......................    74.5%  $66,508,311
Total corporate notes (cost
  $14,597,017).......................    16.3    14,597,017
Total repurchase agreement (cost
  $9,271,000)........................    10.4     9,271,000
                                        -----   -----------
Total investment in securities (total
  cost $90,376,328)..................   101.2    90,376,328
Cash, receivables and other assets...     1.7     1,544,795
Payable for Fund shares redeemed.....    (2.5)   (2,300,944)
Payable for dividends................    (0.4)     (338,471)
Other liabilities....................    (0.0)         (702)
                                        -----   -----------
Net assets...........................   100.0%  $89,281,006
                                        =====   ===========


                                                  MARKET
                                                   VALUE
                                                -----------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  800,000,000 shares authorized; 89,281,006
  shares outstanding.........................    $   89,281
Paid-in surplus..............................    89,191,725
                                                -----------
Net assets...................................   $89,281,006
                                                ===========


                                                  MARKET
                                                   VALUE
                                                -----------
Class A
  Shares of beneficial interest outstanding,
    $0.001 par value 400,000,000 shares
    authorized (Net assets $44,662,566)......    44,662,566
                                                ===========
  Net asset value and offering price per
    share....................................         $1.00
                                                      -----
                                                      -----
Class B
  Shares of beneficial interest outstanding,
    $0.001 par value 200,000,000 shares
    authorized (Net assets $25,761,795)......    25,761,795
                                                ===========
  Net asset value and offering price per
    share....................................         $1.00
                                                      -----
                                                      -----
Class C
  Shares of beneficial interest outstanding,
    $0.001 par value 100,000,000 shares
    authorized (Net assets $9,904,109).......     9,904,109
                                                ===========
  Net asset value and offering price per
    share....................................         $1.00
                                                      -----
                                                      -----
  Maximum offering price per share
    ($1.00/99.0%)............................         $1.01
                                                      -----
                                                      -----
Class Y
  Shares of beneficial interest outstanding,
    $0.001 par value 100,000,000 shares
    authorized (Net assets $8,952,536).......     8,952,536
                                                ===========
  Net asset value and offering price per
    share....................................         $1.00
                                                      -----
                                                      -----

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the market value of these securities amounted to $1,000,000 or 1.1% of net assets.

 THE HARTFORD MUTUAL FUNDS, INC.

 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                             THE HARTFORD     THE HARTFORD                        THE HARTFORD
                                                                SMALL            CAPITAL        THE HARTFORD     INTERNATIONAL
                                                             COMPANY FUND   APPRECIATION FUND   MIDCAP FUND    OPPORTUNITIES FUND
                                                             ------------   -----------------   ------------   ------------------
INVESTMENT INCOME:
  Dividends................................................  $   159,532      $  4,206,544      $   465,079       $ 1,463,268
  Interest.................................................      426,790         2,413,080          157,897           377,009
  Less: Foreign tax withheld...............................           --           (62,481)          (6,191)         (165,122)
                                                             -----------      ------------      -----------       -----------
    Total investment income, net...........................      586,322         6,557,143          616,785         1,675,155
                                                             -----------      ------------      -----------       -----------
EXPENSES:
  Investment advisory fees.................................      956,010         6,997,746          801,175           654,008
  Transfer agent fees......................................      201,038         1,857,338          178,876           132,499
  Distribution fees
    Class A................................................      189,331         1,662,131          181,497           143,150
    Class B................................................      270,208         3,599,601          200,598           146,819
    Class C................................................      116,888           592,587          130,360            49,106
    Class A distribution fees waived.......................      (27,184)         (238,330)         (26,105)          (20,498)
  Custodian fees, gross....................................       13,115            51,086           10,812            95,104
  Custodian fee expense offset.............................       (1,539)           (6,802)            (508)             (320)
  Accounting services......................................       16,980           140,467           14,268            11,582
  Registration and filing fees.............................       44,676           263,121           55,123            23,194
  Board of Directors fees..................................        1,303            10,781            1,095               889
  Amortization of deferred organizational costs............        7,535                --               --             7,535
  Other expenses...........................................       31,398           141,672           28,160            24,314
                                                             -----------      ------------      -----------       -----------
    Total expenses, (before reimbursements)................    1,819,759        15,071,398        1,575,351         1,267,382
  Expense reimbursements...................................       (8,181)               --          (19,156)               --
                                                             -----------      ------------      -----------       -----------
  Total expenses, net......................................    1,811,578        15,071,398        1,556,195         1,267,382
                                                             -----------      ------------      -----------       -----------
  Net investment (loss) income.............................   (1,225,256)       (8,514,255)        (939,410)          407,773
                                                             -----------      ------------      -----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments..................   32,432,249       220,479,433       22,597,136         8,106,530
  Net realized (loss) gain on forward foreign currency
    contracts..............................................       (1,560)          320,510               --           (38,416)
  Net realized (loss) on option contracts written..........           --                --               --                --
  Net realized gain on futures contracts...................           --                --               --           684,998
  Net realized gain (loss) on foreign currency
    transactions...........................................        1,593          (555,117)            (148)         (161,563)
  Net unrealized appreciation (depreciation) of
    investments............................................   42,030,444       338,318,773       30,403,220        20,503,245
  Net unrealized appreciation (depreciation) of future
    contracts..............................................           --                --               --           403,124
  Net unrealized (depreciation) appreciation of foreign
    forward currency contracts.............................           --          (132,209)              --            41,948
  Net unrealized appreciation of purchased options.........           --                --               --                --
  Net unrealized (depreciation) appreciation on translation
    of other assets and liabilities in foreign
    currencies.............................................          (31)            1,797               --           (20,070)
                                                             -----------      ------------      -----------       -----------
  Net realized and unrealized gain (loss) on investments...   74,462,695       558,433,187       53,000,208        29,519,796
                                                             -----------      ------------      -----------       -----------
  Net increase in net assets resulting from operations.....  $73,237,439      $549,918,932      $52,060,798       $29,927,569
                                                             ===========      ============      ===========       ===========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

     THE HARTFORD                   THE HARTFORD   THE HARTFORD                   THE HARTFORD    THE HARTFORD    THE HARTFORD
    GLOBAL LEADERS   THE HARTFORD    GROWTH AND    DIVIDEND AND   THE HARTFORD     HIGH YIELD      BOND INCOME       MONEY
         FUND         STOCK FUND    INCOME FUND    GROWTH FUND    ADVISERS FUND       FUND        STRATEGY FUND   MARKET FUND
    --------------   ------------   ------------   ------------   -------------   -------------   -------------   ------------
     $   445,457     $ 10,286,120   $   592,281    $ 8,068,166    $  8,065,872     $    16,750     $        --     $       --
         220,227        2,178,833       158,825        637,697      27,765,843       2,443,700       7,090,268      3,789,299
         (25,040)        (164,468)       (1,073)       (66,681)       (137,601)             --              --             --
     -----------     ------------   -----------    -----------    ------------     -----------     -----------     ----------
         640,644       12,300,485       750,033      8,639,182      35,694,114       2,460,450       7,090,268      3,789,299
     -----------     ------------   -----------    -----------    ------------     -----------     -----------     ----------
         381,290        7,147,445       412,065      2,838,557       8,125,222         202,354         701,167        360,369
          90,057        1,946,831       106,365        742,797       2,347,050          51,958         190,993        135,357
          93,025        1,689,053       106,980        750,917       1,787,745          48,556         194,198        141,365
          67,808        3,137,282        89,253      1,176,527       4,124,087          48,058         206,425        186,516
          95,685        1,468,802       119,392        248,846       2,035,829          60,969         122,735         50,893
         (13,443)        (242,306)      (15,402)      (107,424)       (256,144)         (6,951)        (27,778)       (20,184)
          46,229           10,592        12,738         11,144          13,285           7,945           9,839          6,791
            (143)            (416)          (73)        (5,157)         (2,689)         (2,010)         (3,441)        (1,853)
           6,826          144,185         7,842         56,868         179,267           4,059          16,210         10,823
          39,783          412,356        34,750         93,867         454,023          11,097          32,287         22,908
             524           11,067           602          4,365          13,759             312           1,244            831
              --            7,535            --             --              --              --           7,535          7,535
          11,323          331,943        14,697        154,895         484,964           8,180          33,414         22,257
     -----------     ------------   -----------    -----------    ------------     -----------     -----------     ----------
         818,964       16,064,369       889,209      5,966,202      19,306,398         434,527       1,484,828        923,608
              --               --          (842)            --              --              --          (2,532)       (71,757)
     -----------     ------------   -----------    -----------    ------------     -----------     -----------     ----------
         818,964       16,064,369       888,367      5,966,202      19,306,398         434,527       1,482,296        851,851
     -----------     ------------   -----------    -----------    ------------     -----------     -----------     ----------
        (178,320)      (3,763,884)     (138,334)     2,672,980      16,387,716       2,025,923       5,607,972      2,937,448
     -----------     ------------   -----------    -----------    ------------     -----------     -----------     ----------
       2,295,695       46,125,400     2,168,164     10,178,764      43,410,471        (186,357)     (2,195,433)          (625)
         123,865               --            --        (28,025)             --          (4,666)             --             --
              --               --            --        (22,310)             --              --              --             --
              --               --       574,271             --              --              --              --             --
        (153,693)              (7)           --         19,876              (5)            (34)              2             --
      28,240,234      159,950,778    10,659,311      2,898,872      77,986,686      (1,182,195)     (5,917,733)            --
              --               --        21,804             --              --              --         (30,963)            --
         (10,482)              --            --             --              --              --              --             --
              --               --            --         24,973              --              --              --             --
           5,572               --            --          1,029              --            (445)             --             --
     -----------     ------------   -----------    -----------    ------------     -----------     -----------     ----------
      30,501,191      206,076,171    13,423,550     13,073,179     121,397,152      (1,373,697)     (8,144,127)          (625)
     -----------     ------------   -----------    -----------    ------------     -----------     -----------     ----------
     $30,322,871     $202,312,287   $13,285,216    $15,746,159    $137,784,868     $   652,226     $(2,536,155)    $2,936,823
     ===========     ============   ===========    ===========    ============     ===========     ===========     ==========

 THE HARTFORD MUTUAL FUNDS, INC.

 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                            THE HARTFORD      THE HARTFORD                        THE HARTFORD
                                                                SMALL            CAPITAL        THE HARTFORD     INTERNATIONAL
                                                            COMPANY FUND    APPRECIATION FUND   MIDCAP FUND    OPPORTUNITIES FUND
                                                            -------------   -----------------   ------------   ------------------
OPERATIONS:
  Net investment (loss) income............................  $ (1,225,256)    $   (8,514,255)    $   (939,410)     $    407,773
  Net realized gain (loss)................................    32,432,282        220,244,826       22,596,988         8,591,549
  Net unrealized appreciation (depreciation) of
    investments...........................................    42,030,413        338,188,361       30,403,220        20,928,247
                                                            ------------     --------------     ------------      ------------
  Net increase (decrease) in net assets resulting from
    operations............................................    73,237,439        549,918,932       52,060,798        29,927,569
                                                            ------------     --------------     ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A...............................................            --                 --               --          (559,087)
    Class B...............................................            --                 --               --           (85,278)
    Class C...............................................            --                 --               --           (88,196)
    Class Y...............................................            --                 --               --          (270,239)
  From net realized gain on investments
    Class A...............................................    (5,265,328)       (39,852,408)      (2,912,392)       (2,811,591)
    Class B...............................................    (2,703,900)       (30,192,527)      (1,225,939)       (1,047,478)
    Class C...............................................    (1,538,384)        (7,467,929)      (1,010,823)         (534,746)
    Class Y...............................................    (1,965,227)        (3,099,014)        (506,412)       (1,243,410)
                                                            ------------     --------------     ------------      ------------
    Total distributions...................................   (11,472,839)       (80,611,878)      (5,655,566)       (6,640,025)
                                                            ------------     --------------     ------------      ------------
CAPITAL SHARE TRANSACTIONS:
    Class A...............................................    42,872,851        194,440,831       69,284,533        19,101,077
    Class B...............................................    20,781,794        104,187,245       32,020,392         6,749,070
    Class C...............................................    27,086,592        138,335,017       39,377,277        10,297,825
    Class Y...............................................    15,882,519         18,103,377       10,190,594         9,577,997
                                                            ------------     --------------     ------------      ------------
  Net increase from capital share transactions............   106,623,756        455,066,470      150,872,796        45,725,969
                                                            ------------     --------------     ------------      ------------
  Net increase in net assets..............................   168,388,356        924,373,524      197,278,028        69,013,513
NET ASSETS:
  Beginning of period.....................................    71,736,684        698,638,678       37,524,786        56,020,588
                                                            ------------     --------------     ------------      ------------
  End of period...........................................  $240,125,040     $1,623,012,202     $234,802,814      $125,034,101
                                                            ============     ==============     ============      ============
  (Distribution in excess of) accumulated undistributed
    net investment income.................................  $         --     $     (590,627)    $         --      $   (310,754)
                                                            ============     ==============     ============      ============

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

     THE HARTFORD                     THE HARTFORD   THE HARTFORD                    THE HARTFORD   THE HARTFORD    THE HARTFORD
    GLOBAL LEADERS    THE HARTFORD     GROWTH AND    DIVIDEND AND    THE HARTFORD     HIGH YIELD     BOND INCOME       MONEY
         FUND          STOCK FUND     INCOME FUND    GROWTH FUND    ADVISERS FUND        FUND       STRATEGY FUND   MARKET FUND
    --------------   --------------   ------------   ------------   --------------   ------------   -------------   ------------
     $   (178,320)   $   (3,763,884)  $   (138,334)  $  2,672,980   $   16,387,716   $ 2,025,923    $  5,607,972    $ 2,937,448
        2,265,867        46,125,393      2,742,435     10,148,305       43,410,466      (191,057)     (2,195,431)          (625)
       28,235,324       159,950,778     10,681,115      2,924,874       77,986,686    (1,182,640)     (5,948,696)            --
     ------------    --------------   ------------   ------------   --------------   -----------    ------------    -----------
       30,322,871       202,312,287     13,285,216     15,746,159      137,784,868       652,226      (2,536,155)     2,936,823
     ------------    --------------   ------------   ------------   --------------   -----------    ------------    -----------
               --                --             --     (2,217,864)      (8,482,818)   (1,063,399)     (2,843,575)    (1,707,551)
               --                --             --       (382,254)      (4,171,375)     (342,908)       (919,185)      (666,138)
               --                --             --       (136,215)      (2,283,710)     (431,010)       (571,650)      (186,160)
               --                --             --       (291,465)      (1,151,512)     (175,288)     (1,089,441)      (376,974)
         (331,261)      (11,670,258)      (403,638)    (4,806,895)     (11,395,300)           --        (106,002)            --
          (91,292)       (7,679,531)      (116,131)    (2,531,359)      (9,401,481)           --         (40,029)            --
         (124,062)       (4,543,766)      (172,393)      (747,184)      (5,104,272)           --         (22,706)            --
          (21,340)         (315,841)        (3,386)      (473,768)      (1,207,369)           --         (30,397)            --
     ------------    --------------   ------------   ------------   --------------   -----------    ------------    -----------
         (567,955)      (24,209,396)      (695,548)   (11,587,004)     (43,197,837)   (2,012,605)     (5,622,985)    (2,936,823)
     ------------    --------------   ------------   ------------   --------------   -----------    ------------    -----------
       63,895,442       393,153,938     56,058,326     57,117,490      335,483,478     9,630,199      14,564,913     15,238,736
       19,489,249       220,769,684     14,712,149     12,180,404      285,272,939     5,356,515       6,302,222     13,826,003
       35,320,411       241,716,387     22,738,057     33,237,122      252,748,046     6,628,845      13,685,113      8,700,755
        3,029,207        20,645,139         14,639      6,202,735        4,953,954     1,391,975      18,456,771      3,632,116
     ------------    --------------   ------------   ------------   --------------   -----------    ------------    -----------
      121,734,309       876,285,148     93,523,171    108,737,751      878,458,417    23,007,534      53,009,019     41,397,610
     ------------    --------------   ------------   ------------   --------------   -----------    ------------    -----------
      151,489,225     1,054,388,039    106,112,839    112,896,906      973,045,448    21,647,155      44,849,879     41,397,610
        5,165,723       497,388,744     18,770,278    317,618,659      667,192,259    14,141,284      80,100,315     47,883,396
     ------------    --------------   ------------   ------------   --------------   -----------    ------------    -----------
     $156,654,948    $1,551,776,783   $124,883,117   $430,515,565   $1,640,237,707   $35,788,439    $124,950,194    $89,281,006
     ============    ==============   ============   ============   ==============   ===========    ============    ===========
     $    (30,227)   $           --   $         --   $   (178,759)  $      278,931   $    45,916    $    244,961    $        --
     ============    ==============   ============   ============   ==============   ===========    ============    ===========

 THE HARTFORD MUTUAL FUNDS, INC.

 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                           THE HARTFORD     THE HARTFORD      THE HARTFORD      THE HARTFORD
                                                              SMALL            CAPITAL           MIDCAP        INTERNATIONAL
                                                           COMPANY FUND   APPRECIATION FUND       FUND       OPPORTUNITIES FUND
                                                           ------------   -----------------   ------------   ------------------
OPERATIONS:
  Net investment (loss) income...........................  $  (454,318)     $ (5,794,332)     $  (174,148)      $   273,645
  Net realized (loss) gain...............................   (4,257,930)      (15,459,825)         129,529        (1,992,573)
  Net unrealized appreciation of investments.............   10,894,769        32,090,327        4,771,974         5,627,451
                                                           -----------      ------------      -----------       -----------
  Net increase in net assets resulting from operations...    6,182,521        10,836,170        4,727,355         3,908,523
                                                           -----------      ------------      -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A..............................................           --                --               --           (41,500)
    Class B..............................................           --                --               --                --
    Class C..............................................           --                --               --            (3,377)
    Class Y..............................................           --                --               --           (37,687)
  From net realized gain on investments
    Class A..............................................     (271,473)       (2,172,667)              --                --
    Class B..............................................     (131,872)       (1,804,600)              --                --
    Class C..............................................           --                --               --                --
    Class Y..............................................     (103,247)         (169,843)              --                --
  From capital
    Class A..............................................           --                --               --                --
    Class B..............................................           --                --               --                --
    Class C..............................................           --                --               --                --
    Class Y..............................................           --                --               --                --
                                                           -----------      ------------      -----------       -----------
    Total distributions..................................     (506,592)       (4,147,110)              --           (82,564)
                                                           -----------      ------------      -----------       -----------
CAPITAL SHARE TRANSACTIONS:
    Class A..............................................   15,445,033       127,426,826       19,029,730        14,249,167
    Class B..............................................    7,306,977       116,849,576        6,757,968         3,691,053
    Class C..............................................    2,358,036        13,508,727          940,059         1,288,344
    Class Y..............................................    2,803,478        (3,521,427)       3,069,631         3,654,992
                                                           -----------      ------------      -----------       -----------
  Net increase from capital share transactions...........   27,913,524       254,263,702       29,797,388        22,883,556
                                                           -----------      ------------      -----------       -----------
  Net increase in net assets.............................   33,589,453       260,952,762       34,524,743        26,709,515
NET ASSETS:
  Beginning of period....................................   38,147,231       437,685,916        3,000,043***     29,311,073
                                                           -----------      ------------      -----------       -----------
  End of period..........................................  $71,736,684      $698,638,678      $37,524,786       $56,020,588
                                                           ===========      ============      ===========       ===========
  Accumulated undistributed (distribution in excess of)
    net investment income................................  $       831      $    (20,872)     $        --       $    73,679
                                                           ===========      ============      ===========       ===========

  * From inception April 30, 1998, to December 31, 1998.

 ** From inception September 30, 1998, to December 31, 1998.

*** This amount includes seed money deposited in the fund on December 7, 1997.

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

     THE HARTFORD                   THE HARTFORD   THE HARTFORD                   THE HARTFORD   THE HARTFORD    THE HARTFORD
    GLOBAL LEADERS   THE HARTFORD    GROWTH AND    DIVIDEND AND   THE HARTFORD     HIGH YIELD     BOND INCOME       MONEY
        FUND**        STOCK FUND    INCOME FUND*   GROWTH FUND    ADVISERS FUND      FUND**      STRATEGY FUND   MARKET FUND
    --------------   ------------   ------------   ------------   -------------   ------------   -------------   ------------
      $   (2,920)    $   (890,834)  $     1,435    $  1,939,182   $  5,421,704    $   222,288     $ 2,794,355    $ 1,715,610
         192,108        5,767,222      (142,973)      1,355,479     12,814,094          3,092         615,427            678
         822,402       65,840,333     2,341,672      24,268,127     53,719,779        168,889         574,704             --
      ----------     ------------   -----------    ------------   ------------    -----------     -----------    -----------
       1,011,590       70,716,721     2,200,134      27,562,788     71,955,577        394,269       3,984,486      1,716,288
      ----------     ------------   -----------    ------------   ------------    -----------     -----------    -----------
              --               --        (1,118)     (1,330,894)    (3,501,112)      (131,217)     (1,856,234)    (1,250,248)
              --               --          (139)       (278,341)    (1,575,666)       (29,122)       (465,495)      (293,833)
              --               --          (106)        (40,654)      (335,363)       (25,775)        (49,319)       (13,303)
              --               --           (72)       (188,063)      (964,943)       (17,821)       (415,556)      (158,226)
         (85,972)      (2,436,707)           --        (660,247)    (4,769,981)            --        (332,756)          (458)
         (11,627)      (1,709,941)           --        (402,501)    (3,555,678)            --        (110,679)          (148)
         (12,093)        (499,945)           --         (21,621)    (1,043,179)            --         (28,241)           (12)
         (10,428)         (74,780)           --         (66,070)      (915,537)            --         (72,826)           (60)
              --          (98,443)      (13,420)             --             --             --              --             --
              --          (69,082)       (1,667)             --             --             --              --             --
              --          (20,198)         (868)             --             --             --              --             --
              --           (3,021)       (1,271)             --             --             --              --             --
      ----------     ------------   -----------    ------------   ------------    -----------     -----------    -----------
        (120,120)      (4,912,117)      (18,661)     (2,988,391)   (16,661,459)      (203,935)     (3,331,106)    (1,716,288)
      ----------     ------------   -----------    ------------   ------------    -----------     -----------    -----------
       3,137,747      164,791,250     9,822,522     100,464,774    189,233,392      8,391,345      18,077,755      6,845,426
         398,757      126,414,554     3,098,120      66,777,347    181,342,293      2,290,229      10,923,635      7,486,854
         427,321       33,120,833     3,327,559       9,091,056     52,992,750      2,251,555       5,427,294      1,203,354
         310,428          690,373       340,604       1,867,464     10,589,232      1,017,821       5,928,169      2,682,545
      ----------     ------------   -----------    ------------   ------------    -----------     -----------    -----------
       4,274,253      325,017,010    16,588,805     178,200,641    434,157,667     13,950,950      40,356,853     18,218,179
      ----------     ------------   -----------    ------------   ------------    -----------     -----------    -----------
       5,165,723      390,821,614    18,770,278     202,775,038    489,451,785     14,141,284      41,010,233     18,218,179
              --      106,567,130            --     114,843,621    177,740,474             --      39,090,082     29,665,217
      ----------     ------------   -----------    ------------   ------------    -----------     -----------    -----------
      $5,165,723     $497,388,744   $18,770,278    $317,618,659   $667,192,259    $14,141,284     $80,100,315    $47,883,396
      ==========     ============   ===========    ============   ============    ===========     ===========    ===========
      $      511     $         --   $        --    $    148,410   $        248    $    18,333     $    60,865    $        --
      ==========     ============   ===========    ============   ============    ===========     ===========    ===========

 THE HARTFORD MUTUAL FUNDS, INC.

 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1999
--------------------------------------------------------------------------------

1.   ORGANIZATION:

     The Hartford Mutual Funds, Inc. (the Company) is a diversified open-end investment management company comprised of twelve diversified portfolios (each a "Fund" or together the "Funds"). The Company was organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended.

     The Funds and their investment objectives are listed below:

    The Hartford Small Company Fund                     --   Seeks maximum capital appreciation by investing primarily
      (Small Company Fund)                                   in stocks of companies with market capitalization within
                                                             the range represented by the Russell 2000 Index.
    The Hartford Capital Appreciation Fund              --   Seeks maximum capital appreciation by investing in stocks
      (Capital Appreciation Fund)                            of small, medium and large companies.
    The Hartford MidCap Fund                            --   Seeks to achieve long-term capital growth through capital
      (MidCap Fund)                                          appreciation by investing primarily in equity securities.
    The Hartford International Opportunities Fund       --   Seeks growth of capital by investing primarily in equity
      (International Opportunities Fund)                     securities issued by non-U.S. companies.
    The Hartford Global Leaders Fund                    --   Seeks growth of capital by investing primarily in
      (Global Leaders Fund)                                  high-quality U.S. and non-U.S. companies.
    The Hartford Stock Fund                             --   Seeks long-term growth of capital with income as a
      (Stock Fund)                                           secondary consideration by investing primarily in equity
                                                             securities.
    The Hartford Growth and Income Fund                 --   Seeks growth of capital and current income by investing
      (Growth and Income Fund)                               primarily in equity securities with earnings growth
                                                             potential and steady or rising dividends.
    The Hartford Dividend and Growth Fund               --   Seeks a high level of current income consistent with
      (Dividend and Growth Fund)                             growth of capital by investing primarily in equity
                                                             securities.
    The Hartford Advisers Fund                          --   Seeks maximum long-term total rate of return by investing
      (Advisers Fund)                                        in common stocks and other equity securities, bonds and
                                                             other debt securities and money market instruments.
    The Hartford High Yield Fund                        --   Seeks high current income, growth of capital is a
      (High Yield Fund)                                      secondary objective.
    The Hartford Bond Income Strategy Fund              --   Seeks a high level of current income consistent with a
      (Bond Income Strategy Fund)                            competitive total return, as compared to bond funds with
                                                             similar investment objectives and policies, by investing
                                                             primarily in debt securities.
    The Hartford Money Market Fund                      --   Seeks maximum current income consistent with liquidity
      (Money Market Fund)                                    and preservation of capital.

     Each Fund is divided into Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end load sales charge of up to 5.50%. Class B shares are sold with a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held. Class C Shares are sold with a front-end load sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses which may affect performance.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Funds, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

--------------------------------------------------------------------------------

     b) Security Valuation--Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in the Money Market Fund, are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In the remaining Funds, short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time until maturity, the investments are valued at amortized cost.

         Equity securities are valued at the last sales price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day then such securities are valued at the mean between the bid and asked prices. The difference between amortized cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in shareholders' equity.

         Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rates at the end of each business day. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. (See note 2f))

     c) Foreign Currency Transactions--The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

         The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

         Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid are reported as net realized gain (loss) on foreign currency transactions and net unrealized appreciation (depreciation) on translation of other assets and liabilities in foreign currencies, respectively.

     d) Repurchase Agreements--A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security(ies), including accrued interest, is required, during the term of the agreement, to be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Fund's custodian, State Street Bank.

     e) Joint Trading Account--Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (HIMCO) or Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

     f) Futures, Options on Futures and Options Transactions--The Funds enter into futures contracts to retain their cash balance and yet be exposed to the market, thereby providing the liquidity necessary to accommodate redemptions while at the same time providing shareholders with the investment return of a fully invested portfolio. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the

 THE HARTFORD MUTUAL FUNDS, INC.

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

         absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

         At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

         The use of futures contracts involve, to varying degrees, elements of market and counter party risk which may exceed the amounts recognized in the Statements of Net Assets. Change in the value of the futures contracts may decrease the effectiveness of the Funds' strategies and potentially result in a loss.

         The premium paid by the Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option purchased as of the end of the reporting period. If an option which the Fund has purchased expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid to buy the call.

         The Funds may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets, which increases the Fund's return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

         The Fund's option activity was as follows for the year ended December 31, 1999:

                     THE HARTFORD DIVIDEND AND GROWTH FUND
              WRITTEN OPTIONS CONTRACTS ACTIVITY DURING THE PERIOD

                                                                      NUMBER OF     DOLLAR
                                CALL WRITES                           CONTRACTS     AMOUNTS
        ------------------------------------------------------------  ---------    ---------
        Beginning of Period.........................................      757      $  67,057
        During the Period...........................................    4,730        463,768
        Expired during the period...................................   (4,066)      (375,232)
        Closed during the period....................................   (1,352)      (149,659)
        Exercised during the period.................................      (69)        (5,934)
                                                                       ------      ---------
        Balance at the end of period................................       --             --
                                                                       ======      =========

     g) Forward Foreign Currency Contracts--As of December 31, 1999, the Capital Appreciation Fund, the International Opportunities Fund and the Global Leaders Fund entered into forward foreign currency exchange contracts that obligate the Fund to repurchase/replace or sell currencies at specified future dates. The Fund enters into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

         Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Net Assets. In addition, risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movement in the value of foreign currencies relative to the U.S. dollar.

    h) Indexed Securities--The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional

--------------------------------------------------------------------------------

         securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

     i) Federal Income Taxes--For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

     j) Fund Share Valuation and Dividend Distributions to Shareholders--Orders for the Fund's shares are executed in accordance with the investment instructions of the shareholders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the per-share net asset value next determined.

         Each Fund intends to distribute substantially all of its net investment income and net realized capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of the Small Company Fund, the Capital Appreciation Fund, the MidCap Fund, the International Opportunities Fund, the Global Leaders Fund and the Stock Fund will be declared and paid annually; dividends from net investment income of the Growth and Income Fund, the Dividend and Growth Fund and the Advisers Fund will be declared and paid quarterly; dividends from the net investment income of the High Yield Fund and the Bond Income Strategy Fund will be declared and paid monthly and dividends from net investment income of the Money Market Fund will be declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each Fund.

         Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, losses deferred due to wash sales and excise tax regulations. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds' capital accounts (see Note 8).

    k) Organizational Costs--As of June 30, 1998, costs incurred by new funds in connection with their organization, are expensed as incurred in accordance with Statement of Position 98-5, "Reporting on the Costs of Start-Up Activities." Costs incurred by the Funds, prior to June 30, 1998, in connection with their organization have been deferred and are being amortized on a straight line basis over five years. The unamortized deferred organizational costs of each Fund as of December 31, 1999, are included in the excess of cash, receivables and other assets over liabilities or the excess of liabilities over cash, receivables and other assets, as applicable, in each Fund's Statement of Net Assets.

     l) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    m) Restricted Securities--Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for the Money Market Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors.

 THE HARTFORD MUTUAL FUNDS, INC.

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

3.   EXPENSES:

     a) Investment Management and Advisory Agreements--Hartford Investment Financial Services Company (HIFSCO), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to each Fund pursuant to an Investment Advisory Agreement dated March 3, 1997. As investment manager, HIFSCO has overall investment supervisory responsibility for each Fund. In addition HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Funds. HIFSCO has contracted with Wellington for the provision of day to day management services to the Small Company Fund, Capital Appreciation Fund, MidCap Fund, International Opportunities Fund, Global Leaders Fund, Stock Fund, Growth and Income Fund, Dividend and Growth Fund and Advisers Fund in accordance with each Fund's investment objective and policies. In addition, HIFSCO has contracted with HIMCO, a wholly owned subsidiary of The Hartford, for the provision of day to day investment management service for the High Yield Fund, Bond Income Strategy Fund and Money Market Fund. Each Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington or HIMCO.

         The schedule below reflects the rates of compensation paid to HIFSCO for services rendered:

                               MONEY MARKET FUND

AVERAGE DAILY NET ASSETS                 ANNUAL FEE
---------------------------------------  ----------
On first $500 million                       .50%
On next $500 million                        .45%
Over $1 billion                             .40%

                           BOND INCOME STRATEGY FUND

AVERAGE DAILY NET ASSETS                 ANNUAL FEE
---------------------------------------  ----------
On first $500 million                       .65%
On next $500 million                        .55%
Over $1 billion                             .50%

                             SMALL COMPANY, MIDCAP,
              INTERNATIONAL OPPORTUNITIES AND GLOBAL LEADERS FUNDS

AVERAGE DAILY NET ASSETS                 ANNUAL FEE
---------------------------------------  ----------
On first $500 million                       .85%
On next $500 million                        .75%
Over $1 billion                             .70%

                        CAPITAL APPRECIATION, STOCK AND
                            GROWTH AND INCOME FUNDS

AVERAGE DAILY NET ASSETS                 ANNUAL FEE
---------------------------------------  ----------
On first $500 million                       .80%
On next $500 million                        .70%
Over $1 billion                             .65%

--------------------------------------------------------------------------------

                       DIVIDEND AND GROWTH, ADVISERS AND
                                HIGH YIELD FUNDS

AVERAGE DAILY NET ASSETS                 ANNUAL FEE
---------------------------------------  ----------
On first $500 million                       .75%
On next $500 million                        .65%
Over $1 billion                             .60%

     b) Distribution and Service Plan for Class A, B and C Shares--HIFSCO, is the principal underwriter and distributor of the Funds. HIFSCO is solely engaged in distribution activities which include marketing, distribution and clearing of shares through broker-dealers, financing distribution costs, supervising the activities of the transfer agent and maintaining financial books and records. During the year ended December 31, 1999, the following revenues were received by HIFSCO:

                                                    FRONT-END LOAD                CONTINGENT DEFERRED
                                                     SALES CHARGE                    SALES CHARGE
                                                    --------------                -------------------
                HIFSCO                               $52,674,329                      $4,498,793

        The Funds have adopted Distribution and Service Plans in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, to compensate the Distributor (HIFSCO) for the distribution of Class A, Class B and Class C shares and servicing the accounts of Class A, Class B and Class C shareholders. The Class A plan provides for periodic payments to brokers who provide services to accounts that hold Class A shares and for promotional and other sales related costs. The Distributor is compensated at an annual rate that may not exceed 0.35% of the average daily net asset value of Class A shares of the Fund, some or all of which may be remitted to brokers. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. The Class A Rule 12b-1 fee for each Fund has been voluntarily capped at 0.30%. The cap may be removed at any time. Some or all of the 12b-1 fee for Class B shares may be paid to broker-dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is intended as a fee for service provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares the Class A plan described above will apply to those shares. For Class C shares, some or all of the fee may be re-allocated to broker-dealers for distribution and/or shareholder account services. Under the Class C plan, the Fund pays the Distributor 1.00% of the average daily new assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. There is no distribution plan for Class Y shares.

     c) Operating Expenses--Allocable expenses incurred by the Funds are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund. The Hartford has voluntarily agreed to limit the total operating expenses of the Class A, B, C and Y shares of all the Funds,

 THE HARTFORD MUTUAL FUNDS, INC.

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

         exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least April 30, 2000 as follows:

        FUND                                                           CLASS A     CLASS B     CLASS C    CLASS Y
        ------------------------------------------------------------  ---------   ---------   ---------   ---------
        Small Company Fund..........................................    1.45%       2.15%       2.15%       1.00%
        Capital Appreciation Fund...................................    1.45%       2.15%       2.15%       1.00%
        MidCap Fund.................................................    1.45%       2.15%       2.15%       1.00%
        International Opportunities Fund............................    1.65%       2.35%       2.35%       1.20%
        Global Leaders Fund.........................................    1.65%       2.35%       2.35%       1.20%
        Stock Fund..................................................    1.45%       2.15%       2.15%       1.00%
        Growth and Income Fund......................................    1.45%       2.15%       2.15%       1.00%
        Dividend and Growth Fund....................................    1.40%       2.10%       2.10%       0.95%
        Advisers Fund...............................................    1.40%       2.10%       2.10%       0.95%
        High Yield Fund.............................................    1.40%       2.10%       2.10%       0.95%
        Bond Income Strategy Fund...................................    1.25%       1.95%       1.95%       0.80%
        Money Market Fund...........................................    1.00%       1.70%       1.70%       0.55%

        The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time without notice.

        Amounts incurred which exceed the above limits are deducted from expenses and are reported as expense waivers and reimbursements on the Statement of Operations.

     d) Other Related Party Transactions--The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting, to the Funds. Certain officers of the Funds are Directors and/or officers of HIFSCO, HIMCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Funds.

     e) Expense Offset--The Funds have entered into certain expense offset arrangements with the Custodian bank. The amount of the Funds' expense reductions is shown on the accompanying Statement of Operations as Custodian fee expense offset.

4.   AFFILIATE HOLDINGS:

     a) As of December 31, 1999, affiliates of The Hartford had ownership of shares in the Funds as follows:

        FUND                                                           CLASS A     CLASS B    CLASS C   CLASS Y
        ------------------------------------------------------------  ---------   ---------   -------   -------
        Small Company Fund..........................................      7,150     320,503       864    41,898
        Capital Appreciation Fund...................................         --          --       547        --
        MidCap Fund.................................................    218,164      62,363       925    31,157
        International Opportunities Fund............................         --     136,001       877   198,137
        Global Leaders Fund.........................................    217,826      31,121    31,121    31,116
        Growth and Income Fund......................................    212,239      60,551       997    30,342
        Dividend and Growth Fund....................................         --          --       652        --
        Advisers Fund...............................................         --          --       688        --
        High Yield Fund.............................................    766,871     108,689   108,696   109,941
        Bond Income Strategy Fund...................................  2,393,314     319,497     1,004   216,418
        Money Market Fund...........................................  9,338,215   2,184,555    10,519       149

--------------------------------------------------------------------------------

5.   INVESTMENT TRANSACTIONS:

     For the year ended December 31, 1999, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                                          PROCEEDS FROM
                                    FUND                              COST OF PURCHASES       SALES
        ------------------------------------------------------------  -----------------   --------------
        Small Company Fund..........................................   $  263,431,164     $  189,082,876
        Capital Appreciation Fund...................................    1,844,073,778      1,567,415,088
        MidCap Fund.................................................      256,526,828        116,411,515
        International Opportunities Fund............................      120,557,411         90,014,444
        Global Leaders Fund.........................................      195,130,487         89,933,453
        Stock Fund..................................................    1,092,814,811        306,868,553
        Growth and Income Fund......................................      117,222,098         26,222,079
        Dividend and Growth Fund....................................      275,818,694        184,849,186
        Advisers Fund...............................................    1,151,824,830        388,179,885
        High Yield Fund.............................................       34,649,889         13,724,755
        Bond Income Strategy Fund...................................      163,143,722        116,612,750

6.   TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS:

     As of December 31, 1999, the aggregate gross unrealized appreciation and depreciation of all investments, based on cost for federal income tax purposes, was as follows:

                                                                         AGGREGATE GROSS    AGGREGATE GROSS
                                                                            UNREALIZED        UNREALIZED      NET UNREALIZED
                             FUND                          TAX COST        APPRECIATION      DEPRECIATION      APPRECIATION
        ----------------------------------------------  --------------   ----------------   ---------------   --------------
        Small Company Fund............................  $  189,609,236     $ 61,288,032      $ (8,789,862)     $ 52,496,170
        Capital Appreciation Fund.....................   1,238,285,683      440,079,195       (68,611,222)      371,467,973
        MidCap Fund...................................     198,933,837       41,958,243        (8,297,362)       33,660,881
        International Opportunities Fund..............      98,907,664       27,141,986        (2,207,423)       24,934,563
        Global Leaders Fund...........................     125,179,831       29,302,404          (618,506)       28,683,898
        Stock Fund....................................   1,301,649,520      308,345,215       (73,836,812)      234,508,403
        Growth and Income Fund........................     112,636,817       17,879,041        (4,963,604)       12,915,437
        Dividend and Growth Fund......................     392,359,262       62,166,034       (26,132,522)       36,033,512
        Advisers Fund.................................   1,477,112,963      227,102,271       (78,885,336)      148,216,935
        High Yield Fund...............................      35,962,995          306,805        (1,316,865)       (1,010,060)
        Bond Income Strategy Fund.....................     131,111,241           29,847        (4,367,548)       (4,337,701)

7.   CAPITAL SHARE TRANSACTIONS:

     The following information is for the year ended December 31, 1999:

                                    SMALL COMPANY FUND        CAPITAL APPRECIATION FUND            MIDCAP FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS A
        Shares sold............   3,760,588   $ 61,444,712    17,132,657   $ 429,550,559      4,944,632   $  72,887,120
        Shares issued on
          reinvestment of
          distributions........     303,001      5,141,928     1,500,335      38,948,633        194,216       2,854,626
        Shares redeemed........  (1,539,996)   (23,713,789)  (11,359,493)   (274,058,361)      (465,538)     (6,457,213)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........   2,523,593   $ 42,872,851     7,273,499   $ 194,440,831      4,673,310   $  69,284,533
                                 ==========   ============   ===========   =============   ============   =============

 THE HARTFORD MUTUAL FUNDS, INC.

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                       INTERNATIONAL
                                    OPPORTUNITIES FUND           GLOBAL LEADERS FUND                STOCK FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS A
        Shares sold............   2,753,214   $ 37,033,274     4,365,844   $  65,439,185     20,851,634   $ 449,994,973
        Shares issued on
          reinvestment of
          distributions........     244,037      3,309,439        21,470         324,914        526,097      11,447,827
        Shares redeemed........  (1,587,489)   (21,241,636)     (125,375)     (1,868,657)    (3,145,626)    (68,288,862)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........   1,409,762   $ 19,101,077     4,261,939   $  63,895,442     18,232,105   $ 393,153,938
                                 ==========   ============   ===========   =============   ============   =============

                                  GROWTH AND INCOME FUND      DIVIDEND AND GROWTH FUND            ADVISERS FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS A
        Shares sold............   4,727,628   $ 59,180,028     5,320,164   $  89,834,374     23,551,776   $ 384,202,292
        Shares issued on
          reinvestment of
          distributions........      32,196        401,479       417,081       6,939,042      1,195,139      19,491,912
        Shares redeemed........    (281,891)    (3,523,181)   (2,352,256)    (39,655,926)    (4,159,552)    (68,210,726)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........   4,477,933   $ 56,058,326     3,384,989   $  57,117,490     20,587,363   $ 335,483,478
                                 ==========   ============   ===========   =============   ============   =============

                                      HIGH YIELD FUND         BOND INCOME STRATEGY FUND         MONEY MARKET FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS A
        Shares sold............   1,125,938   $ 11,343,018     5,113,032   $  52,408,089    272,100,330   $ 272,100,330
        Shares issued on
          reinvestment of
          distributions........     103,149      1,026,544       278,056       2,845,516      1,715,898       1,715,898
        Shares redeemed........    (276,835)    (2,739,363)   (4,001,435)    (40,688,692)  (258,577,492)   (258,577,492)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     952,252   $  9,630,199     1,389,653   $  14,564,913     15,238,736   $  15,238,736
                                 ==========   ============   ===========   =============   ============   =============

                                    SMALL COMPANY FUND        CAPITAL APPRECIATION FUND            MIDCAP FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS B
        Shares sold............   1,369,679   $ 21,996,970     5,486,383   $ 137,531,439      2,256,776   $  33,109,904
        Shares issued on
          reinvestment of
          distributions........     149,956      2,483,264     1,125,768      28,526,980         81,856       1,187,643
        Shares redeemed........    (248,006)    (3,698,440)   (2,686,297)    (61,871,174)      (158,315)     (2,277,155)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........   1,271,629   $ 20,781,794     3,925,854   $ 104,187,245      2,180,317   $  32,020,392
                                 ==========   ============   ===========   =============   ============   =============

                                       INTERNATIONAL
                                    OPPORTUNITIES FUND           GLOBAL LEADERS FUND                STOCK FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS B
        Shares sold............     574,658   $  7,647,789     1,324,892   $  19,897,765     11,838,413   $ 249,542,118
        Shares issued on
          reinvestment of
          distributions........      84,354      1,112,399         5,948          89,328        342,909       7,286,837
        Shares redeemed........    (157,042)    (2,011,118)      (33,054)       (497,844)    (1,699,047)    (36,059,271)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     501,970   $  6,749,070     1,297,786   $  19,489,249     10,482,275   $ 220,769,684
                                 ==========   ============   ===========   =============   ============   =============

--------------------------------------------------------------------------------

                                  GROWTH AND INCOME FUND      DIVIDEND AND GROWTH FUND            ADVISERS FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS B
        Shares sold............   1,245,828   $ 15,412,853     1,876,535   $  31,365,499     19,762,562   $ 319,268,158
        Shares issued on
          reinvestment of
          distributions........       9,109        112,585       166,646       2,745,631        790,072      12,760,975
        Shares redeemed........     (64,745)      (813,289)   (1,315,125)    (21,930,726)    (2,885,720)    (46,756,194)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........   1,190,192   $ 14,712,149       728,056   $  12,180,404     17,666,914   $ 285,272,939
                                 ==========   ============   ===========   =============   ============   =============

                                      HIGH YIELD FUND         BOND INCOME STRATEGY FUND         MONEY MARKET FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS B
        Shares sold............     682,871   $  6,833,458     1,541,126   $  15,918,417     38,057,968   $  38,057,968
        Shares issued on
          reinvestment of
          distributions........      23,655        234,662        79,765         812,776        663,634         663,634
        Shares redeemed........    (172,326)    (1,711,605)   (1,018,256)    (10,428,971)   (24,895,599)    (24,895,599)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     534,200   $  5,356,515       602,635   $   6,302,222     13,826,003   $  13,826,003
                                 ==========   ============   ===========   =============   ============   =============

                                    SMALL COMPANY FUND        CAPITAL APPRECIATION FUND            MIDCAP FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS C
        Shares sold............   2,060,942   $ 30,851,414     7,560,679   $ 157,604,569      2,840,054   $  41,227,293
        Shares issued on
          reinvestment of
          distributions........      90,138      1,492,691       283,934       7,186,383         67,209         974,487
        Shares redeemed........    (455,873)    (5,257,513)   (2,186,627)    (26,455,935)      (233,253)     (2,824,503)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........   1,695,207   $ 27,086,592     5,657,986   $ 138,335,017      2,674,010   $  39,377,277
                                 ==========   ============   ===========   =============   ============   =============

                                       INTERNATIONAL
                                    OPPORTUNITIES FUND           GLOBAL LEADERS FUND                STOCK FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS C
        Shares sold............   2,306,225   $ 29,954,252     2,319,757   $  35,679,872     17,711,133   $ 305,194,693
        Shares issued on
          reinvestment of
          distributions........      45,938        609,023         7,880         118,665        207,044       4,399,676
        Shares redeemed........  (1,566,374)   (20,265,450)      (31,067)       (478,126)    (5,752,627)    (67,877,982)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     785,789   $ 10,297,825     2,296,570   $  35,320,411     12,165,550   $ 241,716,387
                                 ==========   ============   ===========   =============   ============   =============

                                  GROWTH AND INCOME FUND      DIVIDEND AND GROWTH FUND            ADVISERS FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS C
        Shares sold............   2,347,004   $ 28,680,724     3,555,785   $  49,109,987     29,104,382   $ 384,854,870
        Shares issued on
          reinvestment of
          distributions........      13,060        161,417        52,183         859,191        427,920       6,978,120
        Shares redeemed........    (530,873)    (6,104,084)   (1,507,127)    (16,732,056)   (12,322,395)   (139,084,944)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........   1,829,191   $ 22,738,057     2,100,841   $  33,237,122     17,209,907   $ 252,748,046
                                 ==========   ============   ===========   =============   ============   =============

 THE HARTFORD MUTUAL FUNDS, INC.

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                      HIGH YIELD FUND         BOND INCOME STRATEGY FUND         MONEY MARKET FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS C
        Shares sold............   2,788,222   $ 27,549,111     3,004,947   $  30,503,048     21,617,714   $  21,617,714
        Shares issued on
          reinvestment of
          distributions........      37,104        368,399        53,721         545,179        182,163         182,163
        Shares redeemed........  (2,170,050)   (21,288,665)   (1,721,039)    (17,363,114)   (13,099,122)    (13,099,122)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     655,276   $  6,628,845     1,337,629   $  13,685,113      8,700,755   $   8,700,755
                                 ==========   ============   ===========   =============   ============   =============

                                    SMALL COMPANY FUND        CAPITAL APPRECIATION FUND            MIDCAP FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS Y
        Shares sold............   1,105,654   $ 18,224,158       834,468   $  22,250,544        826,147   $  12,004,963
        Shares issued on
          reinvestment of
          distributions........     113,860      1,965,221       117,431       3,099,008         34,177         506,426
        Shares redeemed........    (288,098)    (4,306,860)     (288,266)     (7,246,175)      (160,502)     (2,320,795)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     931,416   $ 15,882,519       663,633   $  18,103,377        699,822   $  10,190,594
                                 ==========   ============   ===========   =============   ============   =============

                                       INTERNATIONAL
                                    OPPORTUNITIES FUND           GLOBAL LEADERS FUND                STOCK FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS Y
        Shares sold............     934,516   $ 12,264,296       258,999   $   3,774,659      1,194,960   $  26,955,705
        Shares issued on
          reinvestment of
          distributions........     110,289      1,513,560         1,414          21,340         14,304         315,839
        Shares redeemed........    (319,867)    (4,199,859)      (54,462)       (766,792)      (309,807)     (6,626,405)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     724,938   $  9,577,997       205,951   $   3,029,207        899,457   $  20,645,139
                                 ==========   ============   ===========   =============   ============   =============

                                  GROWTH AND INCOME FUND      DIVIDEND AND GROWTH FUND            ADVISERS FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS Y
        Shares sold............       1,959   $     26,413       613,422   $  10,405,590        722,914   $  11,856,528
        Shares issued on
          reinvestment of
          distributions........         270          3,385        45,713         764,949        143,674       2,358,739
        Shares redeemed........      (1,184)       (15,159)     (290,783)     (4,967,804)      (558,143)     (9,261,313)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........       1,045   $     14,639       368,352   $   6,202,735        308,445   $   4,953,954
                                 ==========   ============   ===========   =============   ============   =============

                                      HIGH YIELD FUND         BOND INCOME STRATEGY FUND         MONEY MARKET FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS Y
        Shares sold............     248,643   $  2,536,732     2,414,390   $  24,739,714     18,583,186   $  18,583,186
        Shares issued on
          reinvestment of
          distributions........      17,526        175,285       109,446       1,119,836        385,914         385,914
        Shares redeemed........    (131,314)    (1,320,042)     (712,868)     (7,402,779)   (15,336,984)    (15,336,984)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     134,855   $  1,391,975     1,810,968   $  18,456,771      3,632,116   $   3,632,116
                                 ==========   ============   ===========   =============   ============   =============

--------------------------------------------------------------------------------

     The following information is for the year ended December 31, 1998:

                                    SMALL COMPANY FUND        CAPITAL APPRECIATION FUND            MIDCAP FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS A
        Shares sold............   2,098,937   $ 25,705,200    11,038,450   $ 220,993,901      1,877,292   $  20,232,636
        Shares issued on
          reinvestment of
          distributions........      19,781        255,555       103,173       2,127,930        --             --
        Shares redeemed........    (887,713)   (10,515,722)   (5,002,856)    (95,695,005)      (112,836)     (1,202,906)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........   1,231,005   $ 15,445,033     6,138,767   $ 127,426,826      1,764,456   $  19,029,730
                                 ==========   ============   ===========   =============   ============   =============

                                       INTERNATIONAL
                                    OPPORTUNITIES FUND           GLOBAL LEADERS FUND                STOCK FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS A
        Shares sold............   1,561,672   $ 18,230,610       290,399   $   3,051,775     10,615,322   $ 188,034,558
        Shares issued on
          reinvestment of
          distributions........       3,432         40,680         7,152          85,972        130,820       2,493,447
        Shares redeemed........    (357,834)    (4,022,123)      --             --           (1,467,139)    (25,736,755)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........   1,207,270   $ 14,249,167       297,551   $   3,137,747      9,279,003   $ 164,791,250
                                 ==========   ============   ===========   =============   ============   =============

                                  GROWTH AND INCOME FUND      DIVIDEND AND GROWTH FUND            ADVISERS FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS A
        Shares sold............     989,220   $ 10,007,212     7,385,119   $ 116,092,425     14,668,464   $ 216,723,178
        Shares issued on
          reinvestment of
          distributions........       1,522         14,537       125,486       1,961,799        534,467       8,159,366
        Shares redeemed........     (19,379)      (199,227)   (1,137,735)    (17,589,450)    (2,419,880)    (35,649,152)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     971,363   $  9,822,522     6,372,870   $ 100,464,774     12,783,051   $ 189,233,392
                                 ==========   ============   ===========   =============   ============   =============

                                      HIGH YIELD FUND         BOND INCOME STRATEGY FUND         MONEY MARKET FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS A
        Shares sold............     827,597   $  8,285,112     2,217,207   $  23,772,753     72,590,461   $  72,590,461
        Shares issued on
          reinvestment of
          distributions........      12,984        130,321       197,172       2,108,757      1,109,430       1,109,430
        Shares redeemed........      (2,419)       (24,088)     (727,575)     (7,803,755)   (66,854,465)    (66,854,465)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     838,162   $  8,391,345     1,686,804   $  18,077,755      6,845,426   $   6,845,426
                                 ==========   ============   ===========   =============   ============   =============

                                    SMALL COMPANY FUND        CAPITAL APPRECIATION FUND            MIDCAP FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS B
        Shares sold............     695,531   $  8,513,456     8,049,387   $ 161,848,122        657,060   $   7,070,206
        Shares issued on
          reinvestment of
          distributions........       9,889        126,081        84,258       1,714,921        --             --
        Shares redeemed........    (109,150)    (1,332,560)   (2,499,822)    (46,713,467)       (29,393)       (312,238)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     596,270   $  7,306,977     5,633,823   $ 116,849,576        627,667   $   6,757,968
                                 ==========   ============   ===========   =============   ============   =============

 THE HARTFORD MUTUAL FUNDS, INC.

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                       INTERNATIONAL
                                    OPPORTUNITIES FUND           GLOBAL LEADERS FUND                STOCK FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS B
        Shares sold............     425,869   $  4,892,462        40,185   $     421,831      7,718,134   $ 134,930,641
        Shares issued on
          reinvestment of
          distributions........           2             25           969          11,627         90,591       1,697,807
        Shares redeemed........    (107,860)    (1,201,434)       (2,743)        (34,701)      (594,162)    (10,213,894)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     318,011   $  3,691,053        38,411   $     398,757      7,214,563   $ 126,414,554
                                 ==========   ============   ===========   =============   ============   =============

                                  GROWTH AND INCOME FUND      DIVIDEND AND GROWTH FUND            ADVISERS FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS B
        Shares sold............     312,296   $  3,119,977     4,738,961   $  74,046,718     12,788,835   $ 188,280,059
        Shares issued on
          reinvestment of
          distributions........         189          1,806        42,146         645,761        319,674       4,856,441
        Shares redeemed........      (2,494)       (23,663)     (512,477)     (7,915,132)      (799,212)    (11,794,207)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     309,991   $  3,098,120     4,268,630   $  66,777,347     12,309,297   $ 181,342,293
                                 ==========   ============   ===========   =============   ============   =============

                                      HIGH YIELD FUND         BOND INCOME STRATEGY FUND         MONEY MARKET FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS B
        Shares sold............     228,235   $  2,283,684     1,343,487   $  14,373,394     18,281,808   $  18,281,808
        Shares issued on
          reinvestment of
          distributions........       2,050         20,573        47,193         503,881        245,990         245,990
        Shares redeemed........      (1,382)       (14,028)     (369,800)     (3,953,640)   (11,040,944)    (11,040,944)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     228,903   $  2,290,229     1,020,880   $  10,923,635      7,486,854   $   7,486,854
                                 ==========   ============   ===========   =============   ============   =============

                                    SMALL COMPANY FUND        CAPITAL APPRECIATION FUND            MIDCAP FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS C
        Shares sold............     269,600   $  2,413,522     1,549,815   $  14,023,487        104,562   $     989,561
        Shares issued on
          reinvestment of
          distributions........      --            --            --             --              --             --
        Shares redeemed........      (5,840)       (55,486)      (57,413)       (514,760)        (5,508)        (49,502)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     263,760   $  2,358,036     1,492,402   $  13,508,727         99,054   $     940,059
                                 ==========   ============   ===========   =============   ============   =============

                                       INTERNATIONAL
                                    OPPORTUNITIES FUND           GLOBAL LEADERS FUND                STOCK FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS C
        Shares sold............     144,221   $  1,288,662        39,826   $     415,228      3,472,414   $  33,293,935
        Shares issued on
          reinvestment of
          distributions........         353          3,362         1,008          12,093         50,177         507,292
        Shares redeemed........        (394)        (3,680)      --             --              (73,495)       (680,394)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     144,180   $  1,288,344        40,834   $     427,321      3,449,096   $  33,120,833
                                 ==========   ============   ===========   =============   ============   =============

--------------------------------------------------------------------------------

                                  GROWTH AND INCOME FUND      DIVIDEND AND GROWTH FUND            ADVISERS FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS C
        Shares sold............     339,082   $  3,403,833       952,615   $   9,249,867      5,386,522   $  52,552,713
        Shares issued on
          reinvestment of
          distributions........         128          1,202         6,321          61,804        129,003       1,283,774
        Shares redeemed........      (7,974)       (77,476)      (22,367)       (220,615)       (86,185)       (843,737)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     331,236   $  3,327,559       936,569   $   9,091,056      5,429,340   $  52,992,750
                                 ==========   ============   ===========   =============   ============   =============

                                      HIGH YIELD FUND         BOND INCOME STRATEGY FUND         MONEY MARKET FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS C
        Shares sold............     223,263   $  2,238,547       577,572   $   5,816,789      2,584,648   $   2,584,648
        Shares issued on
          reinvestment of
          distributions........       2,376         23,878         6,895          69,395          9,179           9,179
        Shares redeemed........      (1,078)       (10,870)      (45,670)       (458,890)    (1,390,473)     (1,390,473)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     224,561   $  2,251,555       538,797   $   5,427,294      1,203,354   $   1,203,354
                                 ==========   ============   ===========   =============   ============   =============

                                    SMALL COMPANY FUND        CAPITAL APPRECIATION FUND            MIDCAP FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS Y
        Shares sold............     513,336   $  6,387,840       678,544   $  13,618,020        355,369   $   3,943,675
        Shares issued on
          reinvestment of
          distributions........       7,878        102,734         8,140         169,470        --             --
        Shares redeemed........    (296,016)    (3,687,096)     (826,549)    (17,308,917)       (81,834)       (874,044)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     225,198   $  2,803,478      (139,865)  $  (3,521,427)       273,535   $   3,069,631
                                 ==========   ============   ===========   =============   ============   =============

                                       INTERNATIONAL
                                    OPPORTUNITIES FUND           GLOBAL LEADERS FUND                STOCK FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS Y
        Shares sold............     574,757   $  6,741,690        30,000   $     300,000         39,075   $     725,569
        Shares issued on
          reinvestment of
          distributions........       3,164         37,687           867          10,428          4,044          77,800
        Shares redeemed........    (275,192)    (3,124,385)      --             --               (6,476)       (112,996)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     302,729   $  3,654,992        30,867   $     310,428         36,643   $     690,373
                                 ==========   ============   ===========   =============   ============   =============

                                  GROWTH AND INCOME FUND      DIVIDEND AND GROWTH FUND            ADVISERS FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS Y
        Shares sold............      33,554   $    339,664       534,172   $   8,408,783      1,028,339   $  15,147,227
        Shares issued on
          reinvestment of
          distributions........          98            940        16,122         254,131        123,062       1,880,476
        Shares redeemed........      --            --           (422,594)     (6,795,450)      (442,801)     (6,438,471)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........      33,652   $    340,604       127,700   $   1,867,464        708,600   $  10,589,232
                                 ==========   ============   ===========   =============   ============   =============

 THE HARTFORD MUTUAL FUNDS, INC.

 DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                      HIGH YIELD FUND         BOND INCOME STRATEGY FUND         MONEY MARKET FUND
                                 -------------------------   ---------------------------   ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT          SHARES         AMOUNT
                                 ----------   ------------   -----------   -------------   ------------   -------------
        CLASS Y
        Shares sold............     100,000   $  1,000,000       782,903   $   8,441,971     11,162,631   $  11,162,631
        Shares issued on
          reinvestment of
          distributions........       1,776         17,821        45,476         488,379        138,240         138,240
        Shares redeemed........      --            --           (279,284)     (3,002,181)    (8,618,326)     (8,618,326)
                                 ----------   ------------   -----------   -------------   ------------   -------------
        Net Increase...........     101,776   $  1,017,821       549,095   $   5,928,169      2,682,545   $   2,682,545
                                 ==========   ============   ===========   =============   ============   =============

8.   RECLASSIFICATION OF CAPITAL ACCOUNTS:

     In accordance with American Institute of Certified Public Accountants Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed (distribution in excess of) net investment income and realized gain on investments on a tax basis which is considered to be more informative to the shareholder. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as foreign currency and passive foreign investment company
     (PFIC) income classifications, and net operating losses that reduce capital gain distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore the source of the Funds' distributions may be shown in the accompanying Statement of Changes in Net Assets as from investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. As of December 31, 1999, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                                         ACCUMULATED
                                                                       ACCUMULATED      UNDISTRIBUTED
                                                                      UNDISTRIBUTED     (DISTRIBUTION
                                                                      (DISTRIBUTION     IN EXCESS OF)
                                                                      IN EXCESS OF)     NET REALIZED
                                                                      NET INVESTMENT       GAIN ON        PAID-IN
                                    FUND                                  INCOME         INVESTMENTS      SURPLUS
        ------------------------------------------------------------  --------------    -------------    ----------
        Small Company Fund..........................................    $1,224,425      $ (1,224,425)    $       --
        Capital Appreciation Fund...................................     7,944,500        (9,622,499)     1,677,999
        MidCap Fund.................................................       939,410          (939,410)            --
        International Opportunities Fund............................       210,593          (207,337)        (3,256)
        Global Leaders Fund.........................................       147,582          (147,582)            --
        Stock Fund..................................................     3,763,884        (3,763,884)            --
        Growth and Income Fund......................................       138,334          (138,334)            --
        Dividend and Growth Fund....................................        27,648           (29,511)         1,863
        Advisers Fund...............................................       (19,618)           19,618             --
        High Yield Fund.............................................           531              (531)            --
        Bond Income Strategy Fund...................................           (24)               24             --

9.   CAPITAL LOSS CARRYOVER:

     At December 31, 1999 (tax year-end), the following Funds had capital loss forwards for U.S. federal tax purposes of approximately:

                                                                                    YEAR OF
                                    FUND                                AMOUNT     EXPIRATION
        ------------------------------------------------------------  ----------   ----------
        High Yield Fund.............................................  $  151,376      2007
        Bond Income Strategy Fund...................................   1,559,113      2007

--------------------------------------------------------------------------------

10. TAX INFORMATION NOTICE: (UNAUDITED)

     For the year ended December 31, 1999, the following Funds distributed long-term capital gain dividends as follows:

        MidCap Fund.................................................  $    267,627
        International Opportunities Fund............................     1,985,920
        Stock Fund..................................................    13,789,212
        Growth and Income Fund......................................       515,469
        Dividend and Growth Fund....................................     7,351,827
        Advisers Fund...............................................    15,015,663
        Bond Income Strategy Fund...................................         6,135

     For the year ended December 31, 1999, the following Funds designated a percent of their ordinary dividends paid during the year ended December 31, 1999 (including short-term capital gain distributions) as eligible for the dividends received deduction for corporate shareholders as follows:

                                                                           PERCENT OF
                                                                            DIVIDENDS
                                                                      PAID ELIGIBLE FOR THE
                                                                       DIVIDENDS RECEIVED
                                                                            DEDUCTION
                                                                      ---------------------
        Small Company Fund..........................................           1.29%
        Capital Appreciation Fund...................................           3.34
        MidCap Fund.................................................           7.29
        Global Leaders Fund.........................................          19.49
        Stock Fund..................................................          81.11
        Growth and Income Fund......................................         100.00
        Dividend and Growth Fund....................................          96.05
        Advisers Fund...............................................          23.42

11. LINE OF CREDIT:

     The Funds participate in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized. For the year ended December 31, 1999, the Funds did not have any borrowings under these facilities.

12. REVERSE STOCK SPLIT FOR CLASS C:

     On February 11, 1999, a reverse stock split was declared for Class C of each of the following Funds, using the following reverse split percentages:

                                                           REVERSE SPLIT
                          FUND                              PERCENTAGES
---------------------------------------------------------  -------------
Small Company Fund.......................................    80.078431%
Capital Appreciation Fund................................    50.849102
MidCap Fund..............................................    89.020270
International Opportunities Fund.........................    81.545064
Stock Fund...............................................    53.974026
Growth and Income Fund...................................    98.582817
Dividend and Growth Fund.................................    62.727844
Advisers Fund............................................    64.258312
Bond Income Strategy Fund................................    93.451824

 HARTFORD MUTUAL FUNDS, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                 -- SELECTED PER-SHARE DATA (a) --
                                 ------------------------------------------------------------------------------------------------
                                                          NET REALIZED                             DISTRIBUTIONS
                                 NET ASSET      NET           AND          TOTAL      DIVIDENDS         FROM
                                 VALUE AT    INVESTMENT    UNREALIZED       FROM       FROM NET       REALIZED      DISTRIBUTIONS
                                 BEGINNING     INCOME       GAIN ON      INVESTMENT   INVESTMENT       GAINS            FROM
                                 OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME     ON INVESTMENTS      CAPITAL
                                 ---------   ----------   ------------   ----------   ----------   --------------   -------------
THE HARTFORD SMALL COMPANY FUND
   For the Year Ended December
     31, 1999
   Class A.....................   $13.31       $(0.05)       $8.52         $8.47        $   --         $(1.30)         $   --
   Class B.....................    13.09        (0.09)        8.26          8.17            --          (1.30)             --
   Class C.....................    13.09(f)     (0.08)(f)     8.26(f)       8.18(f)         --(f)       (1.30)(f)          --(f)
   Class Y.....................    13.47        (0.03)        8.70          8.67            --          (1.30)             --
   For the Year Ended December
     31, 1998
   Class A.....................    12.16        (0.06)        1.33          1.27            --          (0.12)             --
   Class B.....................    12.04        (0.12)        1.29          1.17            --          (0.12)             --
   Class Y.....................    12.24        (0.03)        1.38          1.35            --          (0.12)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C.....................    12.49(f)     (0.02)(f)     0.62(f)       0.60(f)         --(f)          --(f)           --(f)
   For the Year Ended December
     31, 1997
   Class A.....................    10.68        (0.02)        2.05          2.03            --          (0.55)             --
   Class B.....................    10.65        (0.03)        1.97          1.94            --          (0.55)             --
   Class Y.....................    10.71        (0.01)        2.09          2.08            --          (0.55)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A.....................    10.00        (0.02)        1.42          1.40            --          (0.72)             --
   Class B.....................    10.00        (0.02)        1.39          1.37            --          (0.72)             --
   Class Y.....................    10.00           --         1.43          1.43            --          (0.72)             --
THE HARTFORD CAPITAL
 APPRECIATION FUND
   For the Year Ended December
     31, 1999
   Class A.....................    20.42        (0.07)       13.28         13.21            --          (1.91)             --
   Class B.....................    20.08        (0.19)       12.94         12.75            --          (1.91)             --
   Class C.....................    20.08(f)     (0.12)(f)    12.84(f)      12.72(f)         --(f)       (1.91)(f)          --(f)
   Class Y.....................    20.66           --        13.52         13.52            --          (1.91)             --
   For the Year Ended December
     31, 1998
   Class A.....................    19.90        (0.10)        0.75          0.65            --          (0.13)             --
   Class B.....................    19.71        (0.21)        0.71          0.50            --          (0.13)             --
   Class Y.....................    20.05        (0.06)        0.80          0.74            --          (0.13)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C.....................    19.67(f)     (0.06)(f)     0.47(f)       0.41(f)         --(f)          --(f)           --(f)
   For the Year Ended December
     31, 1997
   Class A.....................    13.36        (0.03)        7.34          7.31            --          (0.77)             --
   Class B.....................    13.32        (0.06)        7.22          7.16            --          (0.77)             --
   Class Y.....................    13.38        (0.03)        7.47          7.44            --          (0.77)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A.....................    10.00        (0.03)        3.80          3.77            --          (0.41)             --
   Class B.....................    10.00        (0.02)        3.75          3.73            --          (0.41)             --
   Class Y.....................    10.00           --         3.79          3.79            --          (0.41)             --
THE HARTFORD MIDCAP FUND
   For the Year Ended December
     31, 1999
   Class A.....................    12.30        (0.03)        6.08          6.05            --          (0.57)             --
   Class B.....................    12.22        (0.03)        5.92          5.89            --          (0.57)             --
   Class C.....................    12.21(f)     (0.04)(f)     5.93(f)       5.89(f)         --(f)       (0.57)(f)          --(f)
   Class Y.....................    12.35        (0.02)        6.18          6.16            --          (0.57)             --
   For the Year Ended December
     31, 1998
   Class A.....................    10.00        (0.05)        2.35          2.30            --             --              --
   Class B.....................    10.00        (0.10)        2.32          2.22            --             --              --
   Class Y.....................    10.00        (0.02)        2.37          2.35            --             --              --
   From inception August 1,
     1998, through December 31,
     1998
   Class C.....................    11.23(f)     (0.03)(f)     1.01(f)       0.98(f)         --(f)          --(f)           --(f)

(a) Information presented relates to capital shares outstanding throughout the indicated period.
(b) Annualized.
(c) Does not include sales charges.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 12).

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                -- RATIOS AND SUPPLEMENTAL DATA --
-----------------------------------------------------------------------------------------------
                                                                                  RATIO OF
                                                                                  EXPENSES
                                    NET ASSET                 NET ASSETS         TO AVERAGE
                    NET INCREASE    VALUE AT                  AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN      END        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     OF PERIOD   RETURN(c)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   ---------   ---------   --------------   ------------------
       $(1.30)          $7.17        $20.48       65.66%       $109,559              1.51%
        (1.30)           6.87         19.96       64.46          53,358              2.15
        (1.30)(f)        6.88(f)      19.97(f)    64.58          37,672              2.20
        (1.30)           7.37         20.84       66.37          39,536              0.99
        (0.12)           1.15         13.31       10.46          37,623              1.57
        (0.12)           1.05         13.09        9.73          18,345              2.22
        (0.12)           1.23         13.47       11.05          13,004              1.02
           --(f)         0.60(f)      13.09(f)     4.80(d)        2,765              2.46(b)
        (0.55)           1.48         12.16       19.28          19,391              1.82
        (0.55)           1.39         12.04       18.49           9,694              2.53
        (0.55)           1.53         12.24       19.69           9,062              1.30
        (0.72)           0.68         10.68       14.11(d)        4,673              4.29(b)
        (0.72)           0.65         10.65       13.81(d)          241             20.03(b)
        (0.72)           0.71         10.71       14.41(d)           72            115.33(b)
        (1.91)          11.30         31.72       66.76         797,656              1.38
        (1.91)          10.84         30.92       65.58         569,201              2.02
        (1.91)(f)       10.81(f)      30.89(f)    65.44         191,466              2.09
        (1.91)          11.61         32.27       67.49          64,688              0.87
        (0.13)           0.52         20.42        3.26         364,951              1.49
        (0.13)           0.37         20.08        2.52         290,756              2.15
        (0.13)           0.61         20.66        3.68          27,700              0.96
           --(f)         0.41(f)      20.08(f)     2.10(d)       15,231              2.29(b)
        (0.77)           6.54         19.90       55.11         233,601              1.69
        (0.77)           6.39         19.71       54.15         174,392              2.38
        (0.77)           6.67         20.05       56.00          26,693              1.13
        (0.41)           3.36         13.36       37.75(d)        9,028              4.15(b)
        (0.41)           3.32         13.32       37.35(d)          889              9.05(b)
        (0.41)           3.38         13.38       37.95(d)          107             93.64(b)
        (0.57)           5.48         17.78       50.17         118,194              1.51
        (0.57)           5.32         17.54       49.10          50,301              2.17
        (0.57)(f)        5.32(f)      17.53(f)    49.22          48,310              2.22
        (0.57)           5.59         17.94       50.87          17,997              0.97
           --            2.30         12.30       23.12          24,294              1.62
           --            2.22         12.22       22.32           8,403              2.31
           --            2.35         12.35       23.62           3,750              1.12
           --(f)         0.98(f)      12.21(f)     8.70(d)        1,077              2.57(b)

         -- RATIOS AND SUPPLEMENTAL DATA --
---  ------------------------------------------
         RATIO OF         RATIO OF
         EXPENSES           NET
        TO AVERAGE       INVESTMENT
        NET ASSETS          LOSS      PORTFOLIO
     AFTER WAIVERS AND   TO AVERAGE   TURNOVER
      REIMBURSEMENTS     NET ASSETS    RATE(e)
     -----------------   ----------   ---------
            1.45%          (0.92)%     176.74%
            2.15           (1.62)          --
            2.15           (1.61)          --
            0.99           (0.46)          --
            1.45           (0.79)      266.82
            2.15           (1.49)          --
            1.00           (0.33)          --
            2.15(b)        (1.49)(b)       --
            1.45           (0.61)      255.37
            2.15           (1.30)          --
            1.00           (0.14)          --
            1.45(b)        (0.60)(b)    69.92
            2.15(b)        (1.30)(b)       --
            1.00(b)         0.03(b)        --
            1.33           (0.61)      168.97
            2.02           (1.31)          --
            2.09           (1.37)          --
            0.87           (0.16)          --
            1.44           (0.70)      123.42
            2.15           (1.39)          --
            0.96           (0.27)          --
            2.15(b)        (1.34)(b)       --
            1.45           (0.80)      119.62
            2.15           (1.46)          --
            1.00           (0.35)          --
            1.45(b)        (0.70)(b)   149.99
            2.15(b)        (1.53)(b)       --
            1.00(b)         0.04(b)        --
            1.45           (0.79)      122.52
            2.15           (1.48)          --
            2.15           (1.48)          --
            0.97           (0.31)          --
            1.45           (0.78)      139.02
            2.15           (1.48)          --
            1.00           (0.33)          --
            2.15(b)        (1.45)(b)       --

 THE HARTFORD MUTUAL FUNDS, INC.

--------------------------------------------------------------------------------

                                  -- SELECTED PER-SHARE DATA(a) --
                                  -----------------------------------------------------------------------------------------------
                                                           NET REALIZED
                                                               AND                                  DISTRIBUTIONS
                                  NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS        FROM
                                  VALUE AT    INVESTMENT       GAIN          FROM       FROM NET      REALIZED      DISTRIBUTIONS
                                  BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT     GAINS ON          FROM
                                  OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS       CAPITAL
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
   For the Year Ended December
     31, 1999
   Class A......................   $11.89       $ 0.06        $ 4.46        $4.52        $(0.15)       $(0.83)         $   --
   Class B......................    11.73         0.01          4.32         4.33         (0.06)        (0.83)             --
   Class C......................    11.74(f)     (0.02)(f)      4.33(f)      4.31(f)      (0.12)(f)     (0.83)(f)          --(f)
   Class Y......................    11.97         0.09          4.51         4.60         (0.18)        (0.83)             --
   For the Year Ended December
     31, 1998
   Class A......................    10.58         0.07          1.26         1.33         (0.02)           --              --
   Class B......................    10.49         0.01          1.23         1.24            --            --              --
   Class Y......................    10.62         0.12          1.27         1.39         (0.04)           --              --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    12.26(f)     (0.01)(f)     (0.49)(f)    (0.50)(f)     (0.03)(f)        --(f)           --(f)
   For the Year Ended December
     31, 1997
   Class A......................    10.72         0.09         (0.01)        0.08         (0.05)        (0.17)             --
   Class B......................    10.69         0.07         (0.06)        0.01         (0.04)        (0.17)             --
   Class Y......................    10.73         0.15         (0.02)        0.13         (0.07)        (0.17)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00         0.02          0.79         0.81         (0.06)        (0.03)             --
   Class B......................    10.00        (0.01)         0.80         0.79         (0.07)        (0.03)             --
   Class Y......................    10.00           --          0.84         0.84         (0.08)        (0.03)             --
THE HARTFORD GLOBAL LEADERS FUND
   For the Year Ended December
     31, 1999
   Class A......................    12.67           --          6.01         6.01            --         (0.12)             --
   Class B......................    12.65        (0.02)         5.89         5.87            --         (0.12)             --
   Class C......................    12.65        (0.02)         5.89         5.87            --         (0.12)             --
   Class Y......................    12.69         0.03          6.08         6.11            --         (0.12)             --
   From inception September 30,
     1998, through December 31,
     1998
   Class A......................    10.00        (0.01)         3.03         3.02            --         (0.35)             --
   Class B......................    10.00        (0.02)         3.02         3.00            --         (0.35)             --
   Class C......................    10.00        (0.02)         3.02         3.00            --         (0.35)             --
   Class Y......................    10.00         0.01          3.03         3.04            --         (0.35)             --
THE HARTFORD STOCK FUND
   For the Year Ended December
     31, 1999
   Class A......................    19.70           --          4.36         4.36            --         (0.42)             --
   Class B......................    19.36        (0.07)         4.19         4.12            --         (0.42)             --
   Class C......................    19.36(f)     (0.08)(f)      4.19(f)      4.11(f)         --(f)      (0.42)(f)          --(f)
   Class Y......................    19.89        (0.01)         4.53         4.52            --         (0.42)             --
   For the Year Ended December
     31, 1998
   Class A......................    15.16        (0.01)         4.75         4.74            --         (0.19)          (0.01)
   Class B......................    15.01        (0.05)         4.60         4.55            --         (0.19)          (0.01)
   Class Y......................    15.25         0.06          4.78         4.84            --         (0.19)          (0.01)
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    18.53(f)     (0.02)(f)      1.22(f)      1.20(f)         --(f)      (0.35)(f)       (0.02)(f)
   For the Year Ended December
     31, 1997
   Class A......................    11.53           --          3.66         3.66            --         (0.03)             --
   Class B......................    11.50        (0.02)         3.56         3.54            --         (0.03)             --
   Class Y......................    11.55         0.03          3.70         3.73            --         (0.03)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00         0.02          1.53         1.55         (0.02)           --              --
   Class B......................    10.00           --          1.52         1.52         (0.02)           --              --
   Class Y......................    10.00         0.01          1.57         1.58         (0.03)           --              --
THE HARTFORD GROWTH AND INCOME
 FUND
   For the Year Ended December
     31, 1999
   Class A......................    11.45         0.01          2.36         2.37            --         (0.10)             --
   Class B......................    11.41        (0.02)         2.29         2.27            --         (0.10)             --
   Class C......................    11.41(f)     (0.03)(f)      2.30(f)      2.27(f)         --(f)      (0.10)(f)          --(f)
   Class Y......................    11.48         0.06          2.39         2.45            --         (0.10)             --
   From inception April 30,
     1998, through December 31,
     1998
   Class A......................    10.00         0.02          1.45         1.47            --            --           (0.02)
   Class B......................    10.00        (0.01)         1.43         1.42            --            --           (0.01)
   Class Y......................    10.00         0.05          1.46         1.51            --            --           (0.03)
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    10.14(f)      0.01(f)       1.29(f)      1.30(f)         --(f)         --(f)        (0.03)(f)

(a) Information presented relates to capital shares outstanding throughout the indicated period.
(b) Annualized.
(c) Does not include sales charges.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 12).

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                -- RATIOS AND SUPPLEMENTAL DATA --
-----------------------------------------------------------------------------------------------
                                                                                  RATIO OF
                                                                                  EXPENSES
                                    NET ASSET                 NET ASSETS         TO AVERAGE
                    NET INCREASE    VALUE AT                  AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN      END        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     OF PERIOD   RETURN(c)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   ---------   ---------   --------------   ------------------
       $(0.98)         $ 3.54        $15.43       39.13%       $ 63,281               1.61%
        (0.89)           3.44         15.17       38.11          22,835               2.26
        (0.95)(f)        3.36(f)      15.10(f)    37.98          13,514               2.31
        (1.01)           3.59         15.56       39.63          25,403               1.11
        (0.02)           1.31         11.89       12.53          32,014               1.89
           --            1.24         11.73       11.82          11,767               2.56
        (0.04)           1.35         11.97       13.11          10,860               1.36
        (0.03)(f)       (0.53)(f)     11.74(f)  (4.05)(d)         1,379               2.83(b)
        (0.22)          (0.14)        10.58        0.84          15,701               2.30
        (0.21)          (0.20)        10.49        0.12           7,188               3.03
        (0.24)          (0.11)        10.62        1.31           6,422               1.76
        (0.09)           0.72         10.72       8.14(d)         4,294               5.40(b)
        (0.10)           0.69         10.69       7.86(d)           163              32.61(b)
        (0.11)           0.73         10.73       8.36(d)            64             126.52(b)
        (0.12)           5.89         18.56       47.68          84,632               1.62
        (0.12)           5.75         18.40       46.64          24,588               2.29
        (0.12)           5.75         18.40       46.64          43,012               2.33
        (0.12)           5.99         18.68       48.39           4,423               1.10
        (0.35)           2.67         12.67      30.36(d)         3,771               2.71(b)
        (0.35)           2.65         12.65      30.16(d)           486               3.55(b)
        (0.35)           2.65         12.65      30.16(d)           517               3.57(b)
        (0.35)           2.69         12.69      30.57(d)           392               2.46(b)
        (0.42)           3.94         23.64       22.31         752,763               1.38
        (0.42)           3.70         23.06       21.46         462,318               2.03
        (0.42)(f)        3.69(f)      23.05(f)    21.40         305,566               2.07
        (0.42)           4.10         23.99       22.91          31,129               0.91
        (0.20)           4.54         19.70       31.33         268,226               1.49
        (0.20)           4.35         19.36       30.38         185,205               2.16
        (0.20)           4.64         19.89       31.80           7,919               0.96
        (0.37)(f)        0.83(f)      19.36(f)    6.60(d)        36,039               2.24(b)
        (0.03)           3.63         15.16       31.78          65,763               1.69
        (0.03)           3.51         15.01       30.82          35,294               2.38
        (0.03)           3.70         15.25       32.33           5,510               1.11
        (0.02)           1.53         11.53      15.50(d)         6,273               4.01(b)
        (0.02)           1.50         11.50      15.20(d)         1,254               7.76(b)
        (0.03)           1.55         11.55      15.80(d)            44             133.50(b)
        (0.10)           2.27         13.72       20.80          74,764               1.49
        (0.10)           2.17         13.58       20.00          20,375               2.13
        (0.10)(f)        2.17(f)      13.58(f)    19.98          29,265               2.16
        (0.10)           2.35         13.83       21.45             480               0.93
        (0.02)           1.45         11.45      14.78(d)        11,120               1.63(b)
        (0.01)           1.41         11.41      14.21(d)         3,538               2.32(b)
        (0.03)           1.48         11.48      15.18(d)           386               1.20(b)
        (0.03)(f)        1.27(f)      11.41(f)   12.80(d)         3,726               2.38(b)

          -- RATIOS AND SUPPLEMENTAL DATA --
---  ---------------------------------------------
         RATIO OF          RATIO OF
         EXPENSES             NET
        TO AVERAGE        INVESTMENT
        NET ASSETS       INCOME (LOSS)   PORTFOLIO
     AFTER WAIVERS AND    TO AVERAGE     TURNOVER
      REIMBURSEMENTS      NET ASSETS      RATE(e)
     -----------------   -------------   ---------
          1.56%               0.61%       128.26%
           2.26              (0.09)           --
           2.31              (0.13)           --
           1.11               1.07            --
           1.65               0.69        148.58
           2.35               0.01            --
           1.20               1.17            --
           2.35(b)           (0.71)(b)        --
           1.65               0.88         59.16
           2.35              (0.05)           --
           1.20               1.33            --
           1.65(b)            0.51(b)      21.51
           2.35(b)           (0.86)(b)        --
           1.20(b)            0.57(b)         --
           1.57              (0.15)       203.74
           2.29              (0.86)           --
           2.33              (0.89)           --
           1.10               0.32            --
           1.65(b)           (0.19)(b)     49.04
           2.35(b)           (0.92)(b)        --
           2.35(b)           (0.90)(b)        --
           1.20(b)            0.31(b)         --
           1.33              (0.06)        33.62
           2.03              (0.75)           --
           2.07              (0.78)           --
           0.91               0.36            --
           1.44              (0.07)        37.03
           2.15              (0.77)           --
           0.96               0.36            --
           2.15(b)           (0.76)(b)        --
           1.45               0.06         42.83
           2.15              (0.66)           --
           1.00               0.53            --
           1.45(b)            0.71(b)      11.87
           2.15(b)           (0.12)(b)        --
           1.00(b)            1.37(b)         --
           1.44               0.01         52.98
           2.13              (0.68)           --
           2.15              (0.69)           --
           0.93               0.51            --
           1.45(b)            0.23(b)      35.10
           2.15(b)           (0.47)(b)        --
           1.00(b)            0.76(b)         --
           2.15(b)           (0.53)(b)        --

 THE HARTFORD MUTUAL FUNDS, INC.

--------------------------------------------------------------------------------

                                 -- SELECTED PER-SHARE DATA(a) --
                                 ------------------------------------------------------------------------------------------------
                                                          NET REALIZED
                                                              AND                                  DISTRIBUTIONS
                                 NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS         FROM
                                 VALUE AT    INVESTMENT       GAIN          FROM       FROM NET       REALIZED      DISTRIBUTIONS
                                 BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT       GAINS            FROM
                                 OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME     ON INVESTMENTS      CAPITAL
                                 ---------   ----------   ------------   ----------   ----------   --------------   -------------
THE HARTFORD DIVIDEND AND
 GROWTH FUND
   For the Year Ended December
     31, 1999
   Class A.....................   $16.62       $0.15         $ 0.60        $0.75        $(0.17)        $(0.35)         $   --
   Class B.....................    16.47        0.04           0.58         0.62         (0.05)         (0.35)             --
   Class C.....................    16.48(f)     0.04(f)        0.58(f)      0.62(f)      (0.08)(f)      (0.35)(f)          --(f)
   Class Y.....................    16.69        0.21           0.63         0.84         (0.22)         (0.35)             --
   For the Year Ended December
     31, 1998
   Class A.....................    14.72        0.15           1.97         2.12         (0.15)         (0.07)             --
   Class B.....................    14.61        0.06           1.92         1.98         (0.05)         (0.07)             --
   Class Y.....................    14.77        0.24           1.94         2.18         (0.19)         (0.07)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C.....................    15.94(f)     0.05(f)        0.70(f)      0.75(f)      (0.10)(f)      (0.11)(f)          --(f)
   For the Year Ended December
     31, 1997
   Class A.....................    11.45        0.13           3.40         3.53         (0.12)         (0.14)             --
   Class B.....................    11.40        0.13           3.30         3.43         (0.08)         (0.14)             --
   Class Y.....................    11.46        0.21           3.39         3.60         (0.15)         (0.14)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A.....................    10.00        0.07           1.46         1.53         (0.06)         (0.02)             --
   Class B.....................    10.00        0.01           1.48         1.49         (0.07)         (0.02)             --
   Class Y.....................    10.00        0.02           1.53         1.55         (0.07)         (0.02)             --
THE HARTFORD ADVISERS FUND
   For the Year Ended December
     31, 1999
   Class A.....................    15.71        0.27           1.60         1.87         (0.25)         (0.31)             --
   Class B.....................    15.59        0.16           1.58         1.74         (0.15)         (0.31)             --
   Class C.....................    15.73(f)     0.17(f)        1.58(f)      1.75(f)      (0.15)(f)      (0.31)(f)          --(f)
   Class Y.....................    15.80        0.35           1.61         1.96         (0.29)         (0.31)             --
   For the Year Ended December
     31, 1998
   Class A.....................    13.41        0.23           2.58         2.81         (0.25)         (0.26)             --
   Class B.....................    13.33        0.15           2.54         2.69         (0.17)         (0.26)             --
   Class Y.....................    13.46        0.29           2.59         2.88         (0.28)         (0.26)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C.....................    15.56(f)     0.16(f)        0.64(f)      0.80(f)      (0.22)(f)      (0.40)(f)          --(f)
   For the Year Ended December
     31, 1997
   Class A.....................    11.08        0.16           2.41         2.57         (0.17)         (0.07)             --
   Class B.....................    11.05        0.16           2.31         2.47         (0.12)         (0.07)             --
   Class Y.....................    11.10        0.31           2.32         2.63         (0.20)         (0.07)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A.....................    10.00        0.09           1.07         1.16         (0.08)            --              --
   Class B.....................    10.00        0.02           1.11         1.13         (0.08)            --              --
   Class Y.....................    10.00        0.03           1.16         1.19         (0.09)            --              --
THE HARTFORD HIGH YIELD FUND
   For the Year Ended December
     31, 1999
   Class A.....................    10.15        0.75          (0.40)        0.35         (0.75)            --              --
   Class B.....................    10.14        0.68          (0.40)        0.28         (0.68)            --              --
   Class C.....................    10.14        0.68          (0.40)        0.28         (0.68)            --              --
   Class Y.....................    10.16        0.78          (0.39)        0.39         (0.77)            --              --
   From inception September 30,
     1998, through December 31,
     1998
   Class A.....................    10.00        0.19           0.13         0.32         (0.17)            --              --
   Class B.....................    10.00        0.16           0.14         0.30         (0.16)            --              --
   Class C.....................    10.00        0.16           0.14         0.30         (0.16)            --              --
   Class Y.....................    10.00        0.21           0.13         0.34         (0.18)            --              --

(a) Information presented relates to capital shares outstanding throughout the indicated period.
(b) Annualized.
(c) Does not include sales charges.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 12).

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                -- RATIOS AND SUPPLEMENTAL DATA --
-----------------------------------------------------------------------------------------------
                                                                                  RATIO OF
                                                                                  EXPENSES
                                    NET ASSET                 NET ASSETS         TO AVERAGE
                    NET INCREASE    VALUE AT                  AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN      END        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     OF PERIOD   RETURN(c)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   ---------   ---------   --------------   ------------------
       $(0.52)         $ 0.23        $16.85        4.57%       $242,054               1.38%
        (0.40)           0.22         16.69        3.82         121,977               2.02
        (0.43)(f)        0.19(f)      16.67(f)     3.76          42,869               2.07
        (0.57)           0.27         16.96        5.10          23,616               0.87
        (0.22)           1.90         16.62       14.47         182,495               1.43
        (0.12)           1.86         16.47       13.62         108,344               2.10
        (0.26)           1.92         16.69       14.86          17,098               0.91
        (0.21)(f)        0.54(f)      16.48(f)    4.82(d)         9,682               2.20(b)
        (0.26)           3.27         14.72       30.99          67,861               1.64
        (0.22)           3.21         14.61       30.20          33,730               2.34
        (0.29)           3.31         14.77       31.59          13,236               1.09
        (0.08)           1.45         11.45      15.29(d)         6,083               4.17(b)
        (0.09)           1.40         11.40      14.82(d)        33,741              12.97(b)
        (0.09)           1.46         11.46      15.49(d)        13,241             141.53(b)
        (0.56)           1.31         17.02       12.08         693,136               1.31
        (0.46)           1.28         16.87       11.29         555,338               1.97
        (0.46)(f)        1.29(f)      17.02(f)    11.29         323,631               1.99
        (0.60)           1.36         17.16       12.62          68,133               0.79
        (0.51)           2.30         15.71       21.09         316,435               1.43
        (0.43)           2.26         15.59       20.27         237,959               2.11
        (0.54)           2.34         15.80       21.62          57,891               0.90
        (0.62)(f)        0.17(f)      15.73(f)    5.25(d)        54,907               2.18(b)
        (0.24)           2.33         13.41       23.30          98,633               1.60
        (0.19)           2.28         13.33       22.44          39,334               2.31
        (0.27)           2.36         13.46       23.80          39,773               1.03
        (0.08)           1.08         11.08      11.56(d)        14,347               2.99(b)
        (0.08)           1.05         11.05      11.28(d)         1,499               6.71(b)
        (0.09)           1.10         11.10      11.88(d)            34             144.82(b)
        (0.75)          (0.40)         9.75        3.47          17,465               1.41
        (0.68)          (0.40)         9.74        2.80           7,436               2.08
        (0.68)          (0.40)         9.74        2.81           8,573               2.09
        (0.77)          (0.38)         9.78        3.98           2,314               0.90
        (0.17)           0.15         10.15       3.33(d)         8,507               1.58(b)
        (0.16)           0.14         10.14       3.09(d)         2,322               2.31(b)
        (0.16)           0.14         10.14       3.08(d)         2,278               2.31(b)
        (0.18)           0.16         10.16       3.51(d)         1,034               1.17(b)

          -- RATIOS AND SUPPLEMENTAL DATA --
---  ---------------------------------------------
         RATIO OF          RATIO OF
         EXPENSES             NET
        TO AVERAGE        INVESTMENT
        NET ASSETS       INCOME (LOSS)   PORTFOLIO
     AFTER WAIVERS AND    TO AVERAGE     TURNOVER
      REIMBURSEMENTS      NET ASSETS      RATE(e)
     -----------------   -------------   ---------
          1.33%               0.94%        50.21%
           2.02               0.25            --
           2.07               0.21            --
           0.87               1.42            --
           1.38               1.08         46.43
           2.10               0.39            --
           0.91               1.53            --
           2.10(b)            0.23(b)         --
           1.40               1.42         28.75
           2.10               0.69            --
           0.95               1.83            --
           1.40(b)            1.95(b)      29.80
           2.10(b)            0.82(b)         --
           0.95(b)            2.41(b)         --
           1.26               1.72         34.63
           1.97               1.00            --
           1.99               0.99            --
           0.79               2.18            --
           1.38               1.67         40.24
           2.10               0.98            --
           0.90               2.09            --
           2.10(b)            1.06(b)         --
           1.40               1.54         38.62
           2.10               0.80            --
           0.95               2.08            --
           1.40(b)            2.13(b)      19.75
           2.10(b)            1.24(b)         --
           0.95(b)            2.75(b)         --
           1.36               7.74         52.96
           2.08               7.03            --
           2.09               7.01            --
           0.90               8.20            --
           1.40(b)            7.06(b)      10.85
           2.10(b)            6.50(b)         --
           2.10(b)            6.49(b)         --
           0.95(b)            7.48(b)         --

 THE HARTFORD MUTUAL FUNDS, INC.

--------------------------------------------------------------------------------

                                 -- SELECTED PER-SHARE DATA(a) --
                                 ------------------------------------------------------------------------------------------------
                                                          NET REALIZED
                                                              AND                                  DISTRIBUTIONS
                                 NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS         FROM
                                 VALUE AT    INVESTMENT       GAIN          FROM       FROM NET       REALIZED      DISTRIBUTIONS
                                 BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT       GAINS            FROM
                                 OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME     ON INVESTMENTS      CAPITAL
                                 ---------   ----------   ------------   ----------   ----------   --------------   -------------
THE HARTFORD BOND INCOME
 STRATEGY FUND
   For the Year Ended December
     31, 1999
   Class A.....................   $10.76       $0.54         $(0.83)       $(0.29)      $(0.52)        $(0.02)         $   --
   Class B.....................    10.72        0.47          (0.82)        (0.35)       (0.45)         (0.02)             --
   Class C(f)..................    10.76(f)     0.47(f)       (0.82)(f)     (0.35)(f)    (0.46)(f)      (0.02)(f)          --(f)
   Class Y.....................    10.81        0.55          (0.80)        (0.25)       (0.55)         (0.02)             --
   For the Year Ended December
     31, 1998
   Class A.....................    10.61        0.54           0.23          0.77        (0.54)         (0.08)             --
   Class B.....................    10.58        0.47           0.22          0.69        (0.47)         (0.08)             --
   Class Y.....................    10.64        0.58           0.24          0.82        (0.57)         (0.08)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C.....................    10.70(f)     0.19(f)        0.15(f)       0.34(f)     (0.21)(f)      (0.07)(f)          --(f)
   For the Year Ended December
     31, 1997
   Class A.....................    10.26        0.57           0.50          1.07        (0.56)         (0.16)             --
   Class B.....................    10.25        0.53           0.46          0.99        (0.50)         (0.16)             --
   Class Y.....................    10.27        0.58           0.54          1.12        (0.59)         (0.16)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A.....................    10.00        0.26           0.31          0.57        (0.25)         (0.06)             --
   Class B.....................    10.00        0.20           0.34          0.54        (0.23)         (0.06)             --
   Class Y.....................    10.00        0.28           0.31          0.59        (0.26)         (0.06)             --
THE HARTFORD MONEY MARKET FUND
   For the Year Ended December
     31, 1999
   Class A.....................     1.00        0.04             --          0.04        (0.04)            --              --
   Class B.....................     1.00        0.04             --          0.04        (0.04)            --              --
   Class C.....................     1.00        0.04             --          0.04        (0.04)            --              --
   Class Y.....................     1.00        0.05             --          0.05        (0.05)            --              --
   For the Year Ended December
     31, 1998
   Class A.....................     1.00        0.05             --          0.05        (0.05)            --              --
   Class B.....................     1.00        0.04             --          0.04        (0.04)            --              --
   Class Y.....................     1.00        0.05             --          0.05        (0.05)            --              --
   From inception August 1,
     1998, through December 31,
     1998
   Class C.....................     1.00        0.02             --          0.02        (0.02)            --              --
   For the Year Ended December
     31, 1997
   Class A.....................     1.00        0.05             --          0.05        (0.05)            --              --
   Class B.....................     1.00        0.01             --          0.01        (0.01)            --              --
   Class Y.....................     1.00        0.05             --          0.05        (0.05)            --              --
   From inception July 1, 1996
     to December 31, 1996
   Class A.....................     1.00        0.02             --          0.02        (0.02)            --              --
   Class Y.....................     1.00        0.02             --          0.02        (0.02)            --              --

(a) Information presented relates to capital shares outstanding throughout the indicated period.
(b)  Annualized.
(c)  Does not include sales charges.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 12).

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                -- RATIOS AND SUPPLEMENTAL DATA --
-----------------------------------------------------------------------------------------------
                                                                                  RATIO OF
                                                                                  EXPENSES
                                    NET ASSET                 NET ASSETS         TO AVERAGE
                    NET INCREASE    VALUE AT                  AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN      END        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     OF PERIOD   RETURN(c)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   ---------   ---------   --------------   ------------------
       $(0.54)         $(0.83)       $ 9.93       (2.71)%      $57,320                1.29%
        (0.47)          (0.82)         9.90       (3.30)        21,442                1.94
        (0.48)(f)       (0.83)(f)      9.93(f)    (3.36)        18,136                1.97
        (0.57)          (0.82)         9.99       (2.31)        28,052                0.80
        (0.62)           0.15         10.76        7.48         47,143                1.32
        (0.55)           0.14         10.72        6.70         16,772                2.01
        (0.65)           0.17         10.81        7.98         10,766                0.84
        (0.27)(f)        0.06(f)      10.76(f)    3.19(d)        5,420                2.13(b)
        (0.72)           0.35         10.61       10.80         28,589                1.49
        (0.66)           0.33         10.58        9.96          5,745                2.19
        (0.75)           0.37         10.64       11.30          5,756                1.01
        (0.31)           0.26         10.26       5.73(d)       10,925                2.77(b)
        (0.29)           0.25         10.25       5.38(d)          124               22.36(b)
        (0.32)           0.27         10.27       5.95(d)            5              185.34(b)
        (0.04)             --          1.00        4.32         44,663                1.15
        (0.04)             --          1.00        3.59         25,762                1.81
        (0.04)             --          1.00        3.59          9,904                1.84
        (0.05)             --          1.00        4.80          8,953                0.64
        (0.05)             --          1.00        4.69         29,424                1.25
        (0.04)             --          1.00        3.97         11,936                1.86
        (0.05)             --          1.00        5.16          5,320                0.71
        (0.02)             --          1.00       1.58(d)        1,203                2.02(b)
        (0.05)             --          1.00        4.73         22,578                1.28
        (0.01)             --          1.00       1.45(d)        4,449                3.63(b)
        (0.05)             --          1.00        5.23          2,638                0.82
        (0.02)             --          1.00       2.01(d)       10,754                2.75(b)
        (0.02)             --          1.00       2.34(d)         0.30            3,496.38(b)

         -- RATIOS AND SUPPLEMENTAL DATA --
---  ------------------------------------------
         RATIO OF         RATIO OF
         EXPENSES           NET
        TO AVERAGE       INVESTMENT
        NET ASSETS         INCOME     PORTFOLIO
     AFTER WAIVERS AND   TO AVERAGE   TURNOVER
      REIMBURSEMENTS     NET ASSETS    RATE(e)
     -----------------   ----------   ---------
          1.24%             5.32%      113.37%
           1.94             4.62           --
           1.95             4.62           --
           0.80             5.77           --
           1.25             5.04       135.01
           1.95             4.32           --
           0.80             5.48           --
           1.95(b)          4.13(b)        --
           1.25             5.59       220.45
           1.95             4.85           --
           0.80             5.98           --
           1.25(b)          5.72(b)     75.52
           1.95(b)          5.22(b)        --
           0.80(b)          6.17(b)        --
           1.00             4.25          N/A
           1.70             3.55           --
           1.70             3.56           --
           0.55             4.70           --
           1.00             4.57          N/A
           1.70             3.83           --
           0.55             4.99           --
           1.70(b)          3.57(b)        --
           1.00             4.67          N/A
           1.70(b)          3.92(b)        --
           0.55             5.13           --
           1.00(b)          4.49(b)       N/A
           0.55(b)          4.56(b)        --

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

 TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
 THE HARTFORD MUTUAL FUNDS, INC.:
--------------------------------------------------------------------------------

We have audited the accompanying statements of net assets of The Hartford Mutual Funds, Inc. (a Maryland Corporation) (consisting of The Hartford Small Company, The Hartford Capital Appreciation, The Hartford MidCap, The Hartford International Opportunities, The Hartford Global Leaders, The Hartford Stock, The Hartford Growth and Income, The Hartford Dividend and Growth, The Hartford Advisers, The Hartford High Yield, The Hartford Bond Income Strategy, The Hartford Money Market Funds) (the Funds) as of December 31, 1999, and the related statement of operations, statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian bank. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising The Hartford Mutual Funds, Inc. for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 14, 2000                                            ARTHUR ANDERSEN LLP